                                     DRESDNER RCM GLOBAL FUNDS
                                     SEMI-ANNUAL REPORT

DECEMBER 31, 2001                    OWN THE WORLD.



Domestic Funds
DRESDNER RCM LARGE CAP GROWTH FUND
DRESDNER RCM TAX MANAGED GROWTH FUND
DRESDNER RCM MIDCAP FUND
DRESDNER RCM SMALL CAP FUND
DRESDNER RCM BIOTECHNOLOGY FUND
DRESDNER RCM BALANCED FUND

Global Funds
DRESDNER RCM GLOBAL EQUITY FUND
DRESDNER RCM GLOBAL SMALL CAP FUND
DRESDNER RCM GLOBAL TECHNOLOGY FUND
DRESDNER RCM GLOBAL HEALTH CARE FUND

International Funds
DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND
DRESDNER RCM EMERGING MARKETS FUND
DRESDNER RCM EUROPE FUND



                              [LOGO] DRESDNER RCM GLOBAL FUNDS

 Dresdner RCM Global Funds
 TABLE OF CONTENTS

Shareholder's Letter                                            1

Performance and Portfolios of Investments:

    Dresdner RCM Large Cap Growth Fund                          2

    Dresdner RCM Tax Managed Growth Fund                        9

    Dresdner RCM MidCap Fund                                   15

    Dresdner RCM Small Cap Fund                                23

    Dresdner RCM Biotechnology Fund                            31

    Dresdner RCM Balanced Fund                                 36

    Dresdner RCM Global Equity Fund                            47

    Dresdner RCM Global Small Cap Fund                         55

    Dresdner RCM Global Technology Fund                        64

    Dresdner RCM Global Health Care Fund                       70

    Dresdner RCM International Growth Equity Fund              75

    Dresdner RCM Emerging Markets Fund                         84

    Dresdner RCM Europe Fund                                   91

Statements of

    Assets and Liabilities                                    100

    Operations                                                104

    Changes in Net Assets                                     108

Financial Highlights                                          123

Notes to Financial Highlights                                 130

Notes to Financial Statements                                 131

January 31, 2002

Dear Shareholder:

        We are pleased to present the Dresdner RCM Global Funds' (the "Funds" or "Fund") Semi-annual Shareholder Report for the six months ended December 31, 2001. Inside, you will find commentary for each of the Dresdner RCM Global Funds. The commentaries outline the Funds' portfolio managers review on relevant market conditions, the factors affecting their performance, the investment strategies they employed in response to the economic and market conditions over the second half of 2001, as well as an outlook for the new year of 2002. Each report also includes performance summaries and a list of holdings and portfolio weightings for each Fund as of December 31, 2001.

        One of the most significant impacts on the already slowing global economy during the second half of 2001 was clearly the terrorist attacks against the United States on September 11. The investment climate that had continued to suffer from a weak first half of the year, and from fears of a recession, sustained further pressure on the growth markets. The economy also witnessed the accelerating descent of the NASDAQ Composite Index from 2200 in June to a discouraging low of 1400 by September 21st. The world banks responded to the malaise of the economy by heavily slicing short-term interest rates and even Japan tried boosting surplus liquidity in the financial system to stimulate re-growth in the marketplace. In spite of this weakness, there remained signs of resiliency within the markets, particularly in the U.S. Consumer stocks were one of the few sectors to post positive returns during the period, supported by strong consumer data reports, and international markets rebounded strongly in the fourth quarter on beliefs that favorable prospects for an economic recovery lay ahead for 2002. Meanwhile, fixed income investments had a generally positive second half, with consumer confidence and lowered interest rates buoying performance.

        Dresdner RCM continues to implement the bottom-up analysis of company fundamentals combined with a careful assessment of projected earnings growth. In identifying possible investments, Dresdner RCM draws on the expertise of nearly 200 investment professionals, located in San Francisco and affiliated offices around the globe, composed of primarily securities analysts and portfolio managers. In addition to having traditional finance credentials such as MBAs or Chartered Financial Analyst (CFA) credentials, some also have advanced degrees or industry experience in the areas of the market that they cover such as engineering or medicine. Dresdner RCM also draws from Grassroots-SM- Research, an innovative in-house adjunct to traditional research efforts, which uncovers and confirms marketplace demand for key products and services.

        Dresdner RCM Global Investors LLC ("Dresdner RCM"), the portfolio manager to the Funds, is also pleased to announce that effective February 1, 2002, all of the Dresdner RCM Global Funds will reorganize into newly created corresponding series of the PIMCO Funds: Multi-Manager Series Trust. All of the Dresdner RCM Global Funds will be renamed as the RCM Funds. Dresdner RCM will remain the portfolio manager to the Funds and will continue to employ the same investment philosophy and process in the day-to-day management of the Funds.

        Thank you for your continued support of the RCM Funds. On behalf of the Board, I wish to express our thanks for your confidence in our service as Directors of the Funds. It has been our distinct pleasure to serve you. If you would like to obtain information on your account, please call 1-800-426-0107 or if you have general questions regarding a Fund, you can call 1-888-87-PIMCO or access www.pimcofunds.com.

Sincerely,

/s/ DeWitt F. Bowman
DeWitt F. Bowman
Chairman
Dresdner RCM Global Funds, Inc.

 Dresdner RCM Large Cap Growth Fund
 Management's Performance Review

        The horrific terrorist attacks of September 11 had a significant impact on the U.S. stock market over the last six months. With the economy already slowing, the attacks put further pressure on growth. For the six-month period ended December 31, 2001, the Dresdner RCM Large Cap Growth Equity Fund declined by 7.08% and 7.25% for the Class I and Class N shares, respectively. In comparison, the broad-based Standard & Poor's 500 Index fell by 5.56%.

MARKET REVIEW

        The U.S. Federal Reserve responded to the slowing growth of the nation by aggressively lowering rates and providing liquidity to the financial markets. While lower rates kept the decline from worsening, they were not enough to keep the U.S. economy out of recession; however, consumers proved remarkably resilient during the last half of 2001. Supported by strong housing prices, lower rates, lower energy prices and tax relief, spending fell less than expected. Driven by aggressive financing and promotions on everything from autos to apparel, retail sales in the fourth quarter appear to have been weak, but not as weak as some had feared.

        Stock prices declined steadily through the third quarter, but recouped a good share of their losses with a strong year-end rally. Technology and media stocks suffered the most. Even traditionally defensive sectors, such as pharmaceuticals, posted declines. Few sectors of the market were able to avoid the downdraft with one notable exception, consumer stocks, as consumers refused to curtail spending.

FACTORS AFFECTING PERFORMANCE

        As the Dresdner RCM Large Cap Growth Fund underperformed the S&P 500 during the six-month period, the portfolio management team's expectations for a sluggish growth and weaker corporate earnings were proven correct. However, investors embraced those stocks most leveraged to an eventual recovery, including small cap, value and cyclical stocks.

        The portfolio maintained an overweight to pharmaceutical stocks and an underweight to technology. Within many of the other sectors, the portfolio management team placed an emphasis on companies that they believed to be independent of a positive rebound in the economy, in order to meet earnings expectations. During the period, the portfolio management team trimmed some technology stocks and reinvested the proceeds into consistent growth companies such as Pepsi Co., Fannie Mae and Abbott Laboratories.

OUTLOOK

        Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager to the Fund, continues to be somewhat cautious on the market and the economy as a whole. While some of the economic data is not as bad as some had feared, in Dresdner RCM's opinion, it does not support the widespread belief that a relatively robust recovery is in the cards for early 2002. Dresdner RCM believes the consumer continues to hold the key -- consumers are likely to retrench and forgo an extended period of consumption that is necessary for a sustainable recovery.

        Earnings expectations are likely to fall over the next couple of quarters and the portfolio management team believes many stocks could sell at all-time high valuations. The combination of those two factors will likely keep a lid on stock price appreciation in the near-term. As economic sluggishness persists into 2002, investors will likely abandon their willingness to embrace expectations of a robust recovery and will pay a premium for consistent growth stocks.

        Dresdner RCM remains committed to its philosophy of investing in quality companies with achievable, superior growth and reasonable valuations. The portfolio remains more defensive, with an underweight to cyclical sectors including technology and consumer discretionary and a significant overweight to pharmaceuticals. The portfolio management team anticipates becoming more aggressive again when stock prices more appropriately reflect the current operating environment or when there is evidence that profit growth is likely to stabilize.

 Dresdner RCM Large Cap Growth Fund
 Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/31/96 - 12/31/01)(c)(d)(f)

       CLASS I SHARES(C)  S&P 500 INDEX(A)
12/96            $10,000           $10,000
1/97             $10,640           $10,625
2/97             $10,570           $10,708
3/97              $9,920           $10,268
4/97             $10,490           $10,881
5/97             $11,300           $11,544
6/97             $11,880           $12,061
7/97             $13,020           $13,021
8/97             $12,210           $12,292
9/97             $13,230           $12,965
10/97            $12,930           $12,532
11/97            $13,140           $13,113
12/97            $13,199           $13,338
1/98             $13,599           $13,486
2/98             $14,647           $14,458
3/98             $15,337           $15,199
4/98             $15,737           $15,352
5/98             $15,263           $15,088
6/98             $16,190           $15,701
7/98             $16,232           $15,533
8/98             $13,515           $13,287
9/98             $14,716           $14,139
10/98            $15,737           $15,288
11/98            $16,864           $16,215
12/98            $19,020           $17,148
1/99             $20,470           $17,865
2/99             $19,728           $17,310
3/99             $21,460           $18,002
4/99             $21,118           $18,699
5/99             $20,305           $18,257
6/99             $21,837           $19,271
7/99             $21,330           $18,670
8/99             $21,613           $18,577
9/99             $21,425           $18,068
10/99            $22,850           $19,211
11/99            $24,265           $19,601
12/99            $27,549           $20,756
1/00             $27,000           $19,714
2/00             $27,549           $19,341
3/00             $29,528           $21,233
4/00             $28,040           $20,594
5/00             $26,812           $20,171
6/00             $28,575           $20,668
7/00             $28,199           $20,345
8/00             $29,875           $21,609
9/00             $28,387           $20,468
10/00            $27,838           $20,382
11/00            $25,281           $18,776
12/00            $25,243           $18,867
1/01             $25,482           $19,537
2/01             $22,463           $17,755
3/01             $20,431           $16,629
4/01             $22,209           $17,921
5/01             $22,164           $18,042
6/01             $21,193           $17,603
7/31             $20,610           $17,431
8/30             $19,160           $16,339
9/30             $18,114           $15,019
10/31            $18,518           $15,306
11/30            $19,773           $16,480
12/31            $19,692        $16,624(a)

PERFORMANCE(b)
DECEMBER 31, 2001

                                                                                         CUMULATIVE
LARGE CAP GROWTH                                                                SINCE      SINCE
FUND                        6 MONTHS(G)        1 YEAR       3 YEARS  5 YEARS  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(c)(d)                       -7.08%          -21.99%   1.16%   14.51%    14.51%      96.92%
Class N
Average Annual Total
Return(e)(f)                       -7.25%          -22.24%   0.83%   14.21%    14.21%      94.30%
S&P 500 Index
Average Annual Total
Return(a)                          -5.56%          -11.88%  -1.03%   10.70%    10.70%      66.24%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  The Class I shares commenced operations on December 31, 1996.
(d) Returns from January 1, 1998 through December 31, 1998 reflect the deduction of Rule 12b-1 fees. On December 31, 1998, all Fund shares were redesignated as Class I shares, which do not pay Rule 12b-1 fees. Performance results for periods after December 31, 1998 do not reflect the deduction of Rule 12b-1 fees.
(e) Class N shares were first issued on March 2, 1999, and pay Rule 12b-1 fees. Class N returns through March 2, 1999 are based on Class I returns and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.
(f) The value of a $10,000 investment for Class N is $19,430 for the period from December 31, 1996 to December 31, 2001.
(g)  Unannualized.

 Dresdner RCM Large Cap Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                            13.5%
                    CAPITAL GOODS                             11.8%
   42,500    US     General Dynamics Corp.                           $  3,384,700
  211,500    US     General Electric Co.                                8,476,920
  169,800    BH     Tyco International Ltd.                            10,001,220
   24,100    US     United Technologies Corp.                           1,557,583
                                                                     ------------
                                                                       23,420,423
                                                                     ------------
                    TRANSPORTATION                             1.7%
   61,000    US     United Parcel Service Inc.
                    (Class B)                                           3,324,500
                                                                     ------------
CONSUMER DISCRETIONARY SECTOR                                  7.1%
                    CONSUMER DURABLES & APPAREL                1.1%
   38,300    US     NIKE Inc. (Class B)                                 2,153,992
                                                                     ------------
                    MEDIA                                      2.1%
   75,000    US     AOL Time Warner Inc. *                              2,407,500
   36,000    US     Comcast Corp. (Class A) *                           1,296,000
   12,100    US     Viacom Inc. (Class B) *                               534,215
                                                                     ------------
                                                                        4,237,715
                                                                     ------------
                    RETAILING                                  3.9%
   50,000    US     Home Depot Inc.                                     2,550,500
   90,900    US     Wal-Mart Stores Inc.                                5,231,295
                                                                     ------------
                                                                        7,781,795
                                                                     ------------
CONSUMER STAPLES SECTOR                                       13.7%
                    FOOD & DRUG RETAILING                      4.2%
   43,500    US     Safeway Inc. *                                      1,816,125
  148,100    US     SYSCO Corp.                                         3,883,182
   80,000    US     Walgreen Co.                                        2,692,800
                                                                     ------------
                                                                        8,392,107
                                                                     ------------
                    FOOD, BEVERAGE & TOBACCO                   7.0%
  130,000    US     Anheuser-Busch Cos. Inc.                            5,877,300
   30,000    US     Coca-Cola Co.                                       1,414,500
   48,200    US     Kraft Foods Inc. (Class A)                          1,640,246
  101,300    US     PepsiCo Inc.                                        4,932,297
                                                                     ------------
                                                                       13,864,343
                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Large Cap Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                    HOUSEHOLD & PERSONAL PRODUCTS              2.5%
   62,000    US     Colgate-Palmolive Co.                            $  3,580,500
   16,000    US     Procter & Gamble Co.                                1,266,080
                                                                     ------------
                                                                        4,846,580
                                                                     ------------
ENERGY SECTOR                                                  4.1%
                    ENERGY                                     4.1%
   15,000    US     ChevronTexaco Corp.                                 1,344,150
   59,500    US     Exxon Mobil Corp.                                   2,338,350
   56,800    US     Schlumberger Ltd.                                   3,121,160
   40,500    US     Transocean Sedco Forex Inc.                         1,369,710
                                                                     ------------
                                                                        8,173,370
                                                                     ------------
FINANCIAL SECTOR                                              14.7%
                    BANKS                                      4.6%
   55,000    US     Bank of New York Inc.                               2,244,000
  110,000    US     Citigroup Inc.                                      5,552,800
   31,700    US     Wells Fargo & Co.                                   1,377,365
                                                                     ------------
                                                                        9,174,165
                                                                     ------------
                    DIVERSIFIED FINANCIALS                     4.3%
   90,000    US     Federal National Mortgage
                    Association                                         7,155,000
   26,900    US     Merrill Lynch & Co. Inc.                            1,402,028
                                                                     ------------
                                                                        8,557,028
                                                                     ------------
                    INSURANCE                                  5.8%
  111,000    US     American International Group
                    Inc.                                                8,813,400
   23,700    US     Marsh & McLennan Cos. Inc.                          2,546,565
                                                                     ------------
                                                                       11,359,965
                                                                     ------------
HEALTH CARE SECTOR                                            26.3%
                    BIOTECHNOLOGY                              4.9%
   91,000    US     Amgen Inc. *                                        5,136,040
   32,700    US     Genentech Inc. *                                    1,773,975
   27,500    US     Human Genome Sciences Inc. *                          927,300
   24,400    US     MedImmune Inc. *                                    1,130,940
   26,700    US     Millennium Pharmaceuticals
                    Inc. *                                                654,417
                                                                     ------------
                                                                        9,622,672
                                                                     ------------
                    HEALTH CARE EQUIPMENT &
                    SUPPLIES                                   4.6%
   20,000    US     Abbott Laboratories                                 1,115,000

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Large Cap Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                    HEALTH CARE EQUIPMENT &
                    SUPPLIES (CONTINUED)
  100,000    US     Johnson & Johnson                                $  5,910,000
   54,600    US     Waters Corp. *                                      2,115,750
                                                                     ------------
                                                                        9,140,750
                                                                     ------------
                    HEALTH CARE PROVIDERS &
                    SERVICES                                   0.1%
   13,800    US     IMS Health Inc.                                       269,238
                                                                     ------------
                    PHARMACEUTICALS                           16.7%
   67,000    US     American Home Products Corp.                        4,111,120
   18,500    US     Bristol-Myers Squibb Co.                              943,500
   25,000    US     Eli Lilly & Co.                                     1,963,500
   55,000    UK     GlaxoSmithKline PLC (ADR)                           2,740,100
   65,000    US     Merck & Co. Inc.                                    3,822,000
  325,000    US     Pfizer Inc.                                        12,951,250
  108,600    US     Pharmacia Corp.                                     4,631,790
   50,900    US     Schering-Plough Corp.                               1,822,729
                                                                     ------------
                                                                       32,985,989
                                                                     ------------
TECHNOLOGY SECTOR                                             13.2%
                    COMMUNICATIONS EQUIPMENT                   2.4%
  115,500    US     Cisco Systems Inc. *                                2,091,705
   55,400    FI     Nokia Oyj (ADR)                                     1,358,962
   24,100    US     QUALCOMM Inc. *                                     1,217,050
                                                                     ------------
                                                                        4,667,717
                                                                     ------------
                    COMPUTERS & PERIPHERALS                    1.9%
   31,800    US     International Business
                    Machines Corp.                                      3,846,528
                                                                     ------------
                    INFORMATION TECHNOLOGY
                    CONSULTING & SERVICES                      0.3%
    8,400    US     Electronic Data Systems Corp.                         575,820
                                                                     ------------
                    SEMICONDUCTORS & INSTRUMENTS               1.7%
   85,000    US     Intel Corp.                                         2,673,250
   13,700    US     Maxim Integrated Products Inc.
                    *                                                     719,387
                                                                     ------------
                                                                        3,392,637
                                                                     ------------
                    SOFTWARE                                   6.9%
   23,100    IS     Check Point Software
                    Technologies Ltd. *                                   921,459
  131,000    US     Microsoft Corp. *                                   8,681,370
   47,500    US     Oracle Corp. *                                        655,975

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Large Cap Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                    SOFTWARE (CONTINUED)
   42,200    US     Siebel Systems Inc. *                            $  1,180,756
   50,100    US     VERITAS Software Corp. *                            2,245,983
                                                                     ------------
                                                                       13,685,543
                                                                     ------------
TELECOMMUNICATION SERVICES SECTOR                              3.9%
                    TELECOMMUNICATION SERVICES                 3.9%
   68,600    US     Nextel Communications Inc.
                    (Class A) *                                           751,856
   34,000    US     Qwest Communications
                    International Inc.                                    480,420
   55,000    US     SBC Communications Inc.                             2,154,350
   90,000    UK     Vodafone Group PLC (ADR)                            2,311,200
  145,500    US     WorldCom Inc.-WorldCom Group                        2,048,640
                                                                     ------------
                                                                        7,746,466
                                                                     ------------
TOTAL EQUITY INVESTMENTS (COST $196,750,503)                  96.5%   191,219,343
                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Large Cap Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
                    MONEY MARKET FUNDS                         6.9%
6,837,801    US     SSgA Money Market Fund                           $  6,837,801
6,837,801    US     SSgA U.S. Government Money
                    Market Fund                                         6,837,801
                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,675,602)                6.9%    13,675,602
                                                                     ------------

TOTAL INVESTMENTS (COST $210,426,105) **                     103.4%   204,894,945

                    OTHER ASSETS LESS LIABILITIES             (3.4)%   (6,777,981)
                                                                     ------------
                    NET ASSETS                               100.0%  $198,116,964
                                                                     ============

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

Tax Information:

** For Federal income tax purposes, cost is $214,192,359 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $  4,851,833
Unrealized depreciation                              (14,149,297)
                                                    ------------
Net unrealized depreciation                         $ (9,297,414)
                                                    ============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                 % OF NET ASSETS
                                         -------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER     TOTAL

------------------------------------------------------------------------
Bermuda                           BH        5.0%        --        5.0%
Finland                           FI        0.7%        --        0.7%
Israel                            IS        0.5%        --        0.5%
United Kingdom                    UK        2.5%        --        2.5%
United States                     US       87.8%       3.5%      91.3%
                                         ------     ------      -----
  Total                                    96.5%       3.5%     100.0%
                                         ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Tax Managed Growth Fund
 Management's Performance Review

        The most significant impact on the U.S. stock market over the last six months was the horrific terrorist attacks of September 11. With the economy already slowing, the attacks put further pressure on growth. On a positive note, the increased market volatility enabled Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager to the Fund, to deploy tax management strategies, therefore avoiding any type of capital gains distribution.

        For the six-month period ended December 31, 2001, the Dresdner RCM Tax Managed Growth Fund declined by 8.55% and 8.57% for the Class I and Class N shares, respectively. In comparison, the Fund's broad-based benchmark, the Standard & Poor's 500 Index, fell by 5.56%.

MARKET REVIEW

        The U.S. Federal Reserve responded to the slowing growth of the nation by aggressively lowering rates and providing liquidity to the financial markets. While lower rates kept the decline from being worse, they were not enough to keep the U.S. economy out of recession; however, consumers proved remarkably resilient during the last half of 2001. Supported by strong housing prices, lower rates, lower energy prices and tax relief, spending fell less than expected. Driven by aggressive financing and promotions on everything from autos to apparel, retail sales in the fourth quarter appear to have been weak, but not as weak as some had feared.

        Stock prices declined steadily through the third quarter, but recouped a good share of their losses with a strong year-end rally. Technology and media stocks suffered the most while traditionally defensive sectors, such as pharmaceuticals, also posted declines. Few sectors of the market were able to avoid the downdraft with one notable exception, consumer stocks, as consumers refused to curtail spending.

FACTORS AFFECTING PERFORMANCE

        The Dresdner RCM Tax Managed Growth Fund underperformed the S&P 500 benchmark during the latter half of the year. Dresdner RCM believes the expectation for sluggish growth, and for weaker corporate earnings, was correct. However, investors seemed to embrace those stocks that could leverage the most off of an eventual recovery, including small cap, value and cyclical stocks.

        The portfolio maintained an overweight to healthcare stocks and an underweight to technology. Within many of the other sectors, the portfolio management team placed an emphasis on companies that they believed to be independent of a positive rebound in the economy, in order to meet earnings expectations. The portfolio management team trimmed technology stocks during the fourth quarter rally. The Fund reinvested the proceeds within the healthcare and consumer staples industries. Cash positions were also reduced during the period.

OUTLOOK

        Dresdner RCM continues to be somewhat cautious on the market and the economy as a whole. While some of the economic data is not as bad as some had feared, in Dresdner RCM's opinion, it does not support the widespread belief that a relatively robust recovery is in the cards for early 2002. Dresdner RCM believes the consumer continues to hold the key -- consumers are likely to retrench and forgo an extended period of consumption that is necessary for a sustainable recovery.

        Dresdner RCM's expectations for earnings in 2002 are high, although, in many cases, the portfolio management team believes stock prices already reflect the positive outlook. As economic sluggishness persists into 2002, investors will likely abandon their willingness to embrace expectations of a robust recovery and will pay a premium for consistent growth stocks.

        Dresdner RCM remains committed to the philosophy of investing in quality companies with achievable, superior growth and reasonable valuations. The portfolio remains more defensive, with an underweight to cyclical sectors including technology and consumer discretionary and a significant overweight to pharmaceuticals. The portfolio management team anticipates becoming more aggressive again when there is more evidence that profit growth is likely to stabilize or when valuations become more attractive.

 Dresdner RCM Tax Managed Growth Fund
 Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/30/98 - 12/31/01)(c)(e)

                           S&P 500
       CLASS I SHARES(C)  INDEX(A)
12/98            $10,000    $10,000
1/99             $10,790    $10,418
2/99             $10,510    $10,094
3/99             $11,610    $10,498
4/99             $11,500    $10,904
5/99             $11,130    $10,647
6/99             $12,130    $11,238
7/99             $11,780    $10,887
8/99             $11,860    $10,833
9/99             $11,550    $10,536
10/99            $12,240    $11,203
11/99            $13,070    $11,430
12/99            $15,244    $12,104
1/00             $14,898    $11,496
2/00             $15,468    $11,279
3/00             $16,576    $12,382
4/00             $15,376    $12,009
5/00             $14,705    $11,763
6/00             $15,824    $12,052
7/00             $15,417    $11,864
8/00             $16,576    $12,601
9/00             $15,814    $11,936
10/00            $15,631    $11,885
11/00            $13,831    $10,949
12/00            $14,014    $11,003
1/01             $14,085    $11,393
2/01             $12,580    $10,354
3/01             $11,451     $9,698
4/01             $12,529    $10,451
5/01             $12,478    $10,521
6/01             $12,010    $10,266
7/01             $11,542    $10,165
8/01             $10,729     $9,529
9/01             $10,037     $8,759
10/01            $10,231     $8,926
11/01            $11,024     $9,610
12/01            $10,983  $9,695(a)

PERFORMANCE(b)
DECEMBER 31, 2001

                                                                    CUMULATIVE
TAX MANAGED                                                SINCE      SINCE
GROWTH FUND                6 MONTHS(F)  1 YEAR   3 YEAR  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(c)                    -8.55%     -21.63%   3.18%    3.17%       9.83%
Class N
Average Annual Total
Return(d)(e)                 -8.57%     -21.62%   3.07%    3.07%       9.50%
S&P 500 Index
Average Annual Total
Return(a)                    -5.56%     -11.88%  -1.03%   -1.03%      -3.05%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  Class I shares commenced operations on December 30, 1998.
(d) Class N shares were first issued on February 12, 1999, and pay Rule 12b-1 fees. Class N returns through February 12, 1999 are based on Class I returns and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.
(e) The value of a $10,000 investment for Class N is $10,950 for the period from December 30, 1998 to December 31, 2001.
(f)  Unannualized.

 Dresdner RCM Tax Managed Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES    COUNTRY                                    NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                           13.2%
                   CAPITAL GOODS                              8.4%
   8,200    US     General Electric Co.                             $  328,656
   5,000    BH     Tyco International Ltd.                             294,500
                                                                    ----------
                                                                       623,156
                                                                    ----------
                   COMMERCIAL SERVICES & SUPPLIES             3.2%
   4,000    US     Automatic Data Processing Inc.                      235,600
                                                                    ----------
                   TRANSPORTATION                             1.6%
   2,100    US     United Parcel Service Inc.
                   (Class B)                                           114,450
                                                                    ----------
CONSUMER DISCRETIONARY SECTOR                                 5.4%
                   CONSUMER DURABLES & APPAREL                1.0%
   1,325    US     Harley-Davidson Inc.                                 71,961
                                                                    ----------
                   MEDIA                                      3.6%
   2,300    US     AOL Time Warner Inc. *                               73,830
   4,000    US     Comcast Corp. (Class A) *                           144,000
   1,150    US     Viacom Inc. (Class B) *                              50,772
                                                                    ----------
                                                                       268,602
                                                                    ----------
                   RETAILING                                  0.8%
   1,250    US     Costco Wholesale Corp. *                             55,475
                                                                    ----------
CONSUMER STAPLES SECTOR                                      16.8%
                   FOOD & DRUG RETAILING                      7.9%
  11,000    US     SYSCO Corp.                                         288,420
   8,800    US     Walgreen Co.                                        296,208
                                                                    ----------
                                                                       584,628
                                                                    ----------
                   FOOD, BEVERAGE & TOBACCO                   4.8%
   5,700    US     Anheuser-Busch Cos. Inc.                            257,697
   2,000    US     PepsiCo Inc.                                         97,380
                                                                    ----------
                                                                       355,077
                                                                    ----------
                   HOUSEHOLD & PERSONAL PRODUCTS              4.1%
   6,000    US     Estee Lauder Cos. Inc.
                   (Class A)                                           192,360
   3,850    US     International Flavors &
                   Fragrances Inc.                                     114,383
                                                                    ----------
                                                                       306,743
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Tax Managed Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES    COUNTRY                                    NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
ENERGY SECTOR                                                 4.4%
                   ENERGY                                     4.4%
   1,650    US     ChevronTexaco Corp.                              $  147,857
   4,850    US     Weatherford International Inc.
                   *                                                   180,711
                                                                    ----------
                                                                       328,568
                                                                    ----------
FINANCIAL SECTOR                                             12.8%
                   DIVERSIFIED FINANCIALS                     4.4%
   1,200    US     Federal Home Loan Mortgage
                   Corp.                                                78,480
   7,800    US     Federated Investors Inc.
                   (Class B)                                           248,664
                                                                    ----------
                                                                       327,144
                                                                    ----------
                   INSURANCE                                  8.4%
   3,000    US     Ambac Financial Group Inc.                          173,580
   3,000    US     American International Group
                   Inc.                                                238,200
   1,950    US     Marsh & McLennan Cos. Inc.                          209,527
                                                                    ----------
                                                                       621,307
                                                                    ----------
HEALTH CARE SECTOR                                           26.1%
                   BIOTECHNOLOGY                              4.5%
   3,900    US     Amgen Inc. *                                        220,116
   2,050    US     Genentech Inc. *                                    111,213
                                                                    ----------
                                                                       331,329
                                                                    ----------
                   HEALTH CARE EQUIPMENT &
                   SUPPLIES                                   2.8%
   3,500    US     Johnson & Johnson                                   206,850
                                                                    ----------
                   PHARMACEUTICALS                           18.8%
   4,000    US     American Home Products Corp.                        245,440
   2,600    US     Bristol-Myers Squibb Co.                            132,600
   3,400    UK     GlaxoSmithKline PLC (ADR)                           169,388
   3,000    US     Merck & Co. Inc.                                    176,400
   9,000    US     Pfizer Inc.                                         358,650
   5,500    US     Pharmacia Corp.                                     234,575
   1,250    IS     Teva Pharmaceutical Industries
                   Ltd. (ADR)                                           77,037
                                                                    ----------
                                                                     1,394,090
                                                                    ----------
TECHNOLOGY SECTOR                                            11.2%
                   COMMUNICATIONS EQUIPMENT                   4.2%
   4,750    US     Cisco Systems Inc. *                                 86,023

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Tax Managed Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES    COUNTRY                                    NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                   COMMUNICATIONS EQUIPMENT
                   (CONTINUED)
   7,300    FI     Nokia Oyj (ADR)                                  $  179,069
     950    US     QUALCOMM Inc. *                                      47,975
                                                                    ----------
                                                                       313,067
                                                                    ----------
                   SEMICONDUCTORS & INSTRUMENTS               1.9%
   4,500    US     Intel Corp.                                         141,525
                                                                    ----------
                   SOFTWARE                                   5.1%
     900    IS     Check Point Software
                   Technologies Ltd. *                                  35,901
   4,600    US     Microsoft Corp. *                                   304,842
     800    US     VERITAS Software Corp. *                             35,864
                                                                    ----------
                                                                       376,607
                                                                    ----------
TELECOMMUNICATION SERVICES SECTOR                             3.7%
                   TELECOMMUNICATION SERVICES                 3.7%
   1,700    US     SBC Communications Inc.                              66,589
   6,100    UK     Vodafone Group PLC (ADR)                            156,648
   3,300    US     WorldCom Inc.-WorldCom Group                         46,464
                                                                    ----------
                                                                       269,701
                                                                    ----------
TOTAL EQUITY INVESTMENTS (COST $6,224,316)                   93.6%   6,925,880
                                                                    ----------
SHORT-TERM INVESTMENTS
                   MONEY MARKET FUNDS                         7.5%
 279,157    US     SSgA Money Market Fund                              279,157
 278,562    US     SSgA U.S. Government Money
                   Market Fund                                         278,562
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS (COST $557,719)                  7.5%     557,719
                                                                    ----------

TOTAL INVESTMENTS (COST $6,782,035) **                      101.1%   7,483,599

                   OTHER ASSETS LESS LIABILITIES             (1.1)%    (78,839)
                                                                    ----------
                   NET ASSETS                               100.0%  $7,404,760
                                                                    ==========

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Tax Managed Growth Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

Tax Information:

** For Federal income tax purposes, cost is $7,686,334 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $  875,050
Unrealized depreciation                             (1,077,785)
                                                    ----------
Net unrealized depreciation                         $ (202,735)
                                                    ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                 % OF NET ASSETS
                                         -------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER     TOTAL

------------------------------------------------------------------------
Bermuda                           BH        4.0%        --        4.0%
Finland                           FI        2.4%        --        2.4%
Israel                            IS        1.5%        --        1.5%
United Kingdom                    UK        4.4%        --        4.4%
United States                     US       81.2%       6.5%      87.7%
                                         ------     ------      -----
  Total                                    93.5%       6.5%     100.0%
                                         ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Management's Performance Review

        The Russell Midcap Growth Index fell 8.26% over the second half of 2001, while the Dresdner RCM MidCap Fund's shares fell by 9.71% and 10.11% for the Class I and Class N shares respectively. This was a particularly volatile period for midcap growth stocks. The asset class was one of the hardest hit during the third quarter's flight to quality, yet it was also one of the best performing sectors of the market in the fourth quarter's rebound.

MARKET ENVIRONMENT

        The six-month period under review contained two conspicuously different environments. Despite some counter-trend rallies, most of the third quarter was characterized by the fall of stock prices. Company earnings continued to be revised downward, unemployment kept climbing, and concerns about high valuations took stocks lower. When equity markets re-opened after being closed in early September, the flight to safety had a brutal impact on smaller, less liquid stocks.

        However, by the end of September investors started to question whether the sell off had been overdone. Buyers started to search for bargains, especially in smaller cap growth stocks. Moves in some individual midcap growth stocks were in excess of 100% during the fourth quarter. Remarkably robust consumer spending, as well as positive developments in Afghanistan, assisted the rally.

PORTFOLIO REVIEW

        The portfolio management team believes technology was the most volatile sector over the six-month period. The Fund held an underweight position across most areas of technology, which helped relative performance. The health care equipment and supplies industry, which includes companies the portfolio management team considers defensive in nature, was one of the best performing areas of the market and of the Fund. The largest health care equipment position at year-end was Waters Corporation. Waters, maker of high performance equipment for the pharmaceutical, chemical and environmental testing industries, rose 40% in the second half of the year.

        Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager of the Fund, believes the high profile collapse of Enron Corporation surprised the markets. This company specific issue cast a pall over the entire sector, negatively impacting the Fund's power-related holdings. The Fund's largest holding was Calpine Corporation, one of the nation's largest independent power producers. The portfolio management team purchased additional shares of this company at lower prices at the end of the fourth quarter, after evaluating key factors relating to the company's fundamentals.

OUTLOOK

        Despite market gyrations, the portfolio management team believes the mid-cap asset class is attractive at this point in the cycle. Relative valuations in many areas of midcap remain alluring relative to larger cap securities, and the long period of growth stock under-performance leads the portfolio management team to suspect that value style dominance may be nearing an end. It is also important to realize that smaller, domestically focused companies have traditionally led equity markets out of a recession.

        In contrast to many Wall Street strategists, Dresdner RCM's outlook is tempered and the portfolio management team foresees a more gradual equity market recovery. Dresdner RCM is sensitive to valuations in this environment and remains intently focused on company fundamentals. Notwithstanding the cautious outlook, signs of recovery in manufacturing and other areas of the economy augurs well, in Dresdner RCM's opinion, for the year ahead. Following two back-to-back negative years for equities, Dresdner RCM anticipates a better year in 2002 and expects secondary securities to lead the wider market.

 Dresdner RCM MidCap Fund
 Total Return Index Comparison(c)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (11/6/79 - 12/31/01)(d)(g)

       CLASS I SHARES(D)  RUSSELL MIDCAP INDEX(B)
11/79            $10,000                  $10,000
12/79            $10,719                  $11,158
1/80             $11,210                  $11,777
2/80             $10,792                  $11,516
3/80              $9,599                   $9,996
4/80             $10,028                  $10,641
5/80             $10,856                  $11,467
6/80             $11,315                  $12,024
7/80             $12,980                  $13,034
8/80             $13,656                  $13,375
9/80             $14,396                  $13,821
10/80            $14,878                  $13,966
11/80            $15,935                  $15,074
12/80            $15,665                  $14,784
1/81             $15,304                  $14,439
2/81             $15,725                  $14,694
3/81             $17,588                  $15,843
4/81             $18,134                  $15,918
5/81             $19,279                  $16,306
6/81             $18,560                  $16,008
7/81             $18,247                  $15,809
8/81             $17,371                  $14,908
9/81             $16,587                  $13,951
10/81            $18,157                  $14,914
11/81            $18,503                  $15,518
12/81            $18,211                  $15,139
1/82             $17,929                  $14,583
2/82             $17,527                  $13,964
3/82             $17,476                  $13,825
4/82             $18,682                  $14,486
5/82             $18,511                  $13,970
6/82             $18,441                  $13,595
7/82             $18,512                  $13,274
8/82             $20,047                  $14,871
9/82             $20,666                  $15,293
10/82            $23,233                  $17,338
11/82            $25,235                  $18,395
12/82            $25,710                  $18,660
1/83             $27,172                  $19,319
2/83             $28,967                  $19,987
3/83             $30,108                  $20,691
4/83             $32,700                  $21,984
5/83             $34,645                  $22,903
6/83             $36,064                  $23,737
7/83             $34,391                  $22,991
8/83             $33,610                  $22,846
9/83             $34,935                  $23,486
10/83            $33,413                  $22,575
11/83            $34,930                  $23,541
12/83            $34,348                  $23,105
1/84             $32,764                  $22,449
2/84             $31,089                  $21,235
3/84             $31,709                  $21,587
4/84             $31,839                  $21,350
5/84             $30,674                  $20,146
6/84             $32,051                  $20,774
7/84             $31,196                  $20,166
8/84             $34,191                  $22,684
9/84             $33,648                  $22,791
10/84            $33,611                  $22,880
11/84            $32,993                  $22,784
12/84            $33,496                  $23,435
1/85             $37,254                  $25,659
2/85             $38,042                  $26,119
3/85             $37,399                  $25,970
4/85             $36,747                  $25,894
5/85             $39,165                  $27,365
6/85             $39,965                  $28,030
7/85             $40,928                  $27,994
8/85             $40,385                  $27,876
9/85             $38,429                  $26,510
10/85            $40,118                  $27,883
11/85            $42,578                  $29,810
12/85            $44,235                  $30,937
1/86             $45,046                  $31,633
2/86             $48,307                  $34,205
3/86             $49,783                  $36,003
4/86             $50,541                  $35,845
5/86             $52,554                  $37,701
6/86             $51,571                  $38,216
7/86             $47,374                  $35,687
8/86             $49,140                  $38,219
9/86             $45,601                  $35,511
10/86            $48,335                  $37,364
11/86            $48,946                  $37,640
12/86            $48,361                  $36,569
1/87             $54,951                  $41,072
2/87             $59,189                  $43,530
3/87             $60,968                  $43,942
4/87             $60,390                  $42,842
5/87             $62,092                  $42,989
6/87             $64,592                  $44,737
7/87             $67,740                  $46,653
8/87             $70,486                  $48,302
9/87             $68,483                  $47,379
10/87            $49,455                  $35,710
11/87            $47,006                  $33,727
12/87            $53,665                  $36,652
1/88             $53,930                  $38,355
2/88             $58,780                  $41,072
3/88             $60,415                  $41,126
4/88             $61,386                  $41,380
5/88             $60,234                  $41,283
6/88             $64,720                  $44,110
7/88             $63,335                  $43,225
8/88             $61,789                  $42,264
9/88             $64,192                  $43,702
10/88            $63,486                  $43,889
11/88            $62,127                  $42,836
12/88            $64,859                  $43,910
1/89             $68,192                  $46,537
2/89             $67,612                  $46,427
3/89             $68,994                  $47,190
4/89             $73,125                  $49,465
5/89             $77,254                  $51,695
6/89             $74,440                  $51,503
7/89             $79,915                  $55,093
8/89             $83,387                  $56,935
9/89             $83,428                  $56,413
10/89            $79,787                  $53,752
11/89            $80,873                  $54,489
12/89            $82,292                  $55,446
1/90             $75,120                  $50,999
2/90             $77,825                  $52,033
3/90             $80,029                  $53,300
4/90             $78,163                  $51,011
5/90             $86,194                  $55,632
6/90             $87,034                  $55,271
7/90             $84,425                  $53,628
8/90             $75,868                  $47,860
9/90             $71,033                  $44,312
10/90            $69,568                  $42,913
11/90            $75,112                  $47,046
12/90            $78,902                  $49,072
1/91             $85,003                  $52,398
2/91             $92,631                  $56,764
3/91             $97,028                  $59,119
4/91             $96,459                  $59,474
5/91            $101,948                  $62,298
6/91             $96,909                  $59,427
7/91            $102,335                  $62,340
8/91            $105,602                  $64,204
9/91            $105,329                  $63,830
10/91           $108,557                  $65,138
11/91           $104,724                  $62,445
12/91           $116,960                  $69,442
1/92            $119,326                  $70,748
2/92            $120,948                  $72,373
3/92            $115,847                  $70,524
4/92            $113,545                  $71,075
5/92            $114,312                  $71,534
6/92            $108,991                  $70,374
7/92            $112,618                  $73,316
8/92            $110,272                  $71,628
9/92            $113,146                  $73,113
10/92           $117,301                  $74,902
11/92           $122,190                  $78,677
12/92           $125,186                  $80,789
1/93            $125,594                  $82,405
2/93            $121,886                  $82,496
3/93            $124,822                  $85,179
4/93            $121,150                  $82,922
5/93            $126,171                  $85,555
6/93            $126,630                  $86,522
7/93            $125,543                  $86,939
8/93            $131,747                  $90,806
9/93            $134,398                  $91,153
10/93           $135,795                  $91,229
11/93           $131,931                  $89,113
12/93           $138,604                  $92,341
1/94            $143,687                  $94,889
2/94            $142,568                  $93,598
3/94            $134,622                  $89,611
4/94            $135,889                  $90,226
5/94            $134,603                  $90,349
6/94            $130,975                  $87,673
7/94            $132,730                  $90,682
8/94            $141,423                  $94,981
9/94            $140,120                  $92,660
10/94           $142,420                  $93,369
11/94           $137,052                  $89,250
12/94           $139,650                  $90,409
1/95            $140,145                  $92,266
2/95            $146,023                  $97,042
3/95            $151,805                  $99,819
4/95            $152,385                 $101,324
5/95            $155,053                 $104,654
6/95            $162,810                 $108,171
7/95            $174,821                 $113,423
8/95            $177,454                 $115,160
9/95            $183,158                 $117,762
10/95           $179,789                 $115,128
11/95           $185,416                 $120,853
12/95           $187,880                 $121,558
1/96            $190,835                 $124,137
2/96            $200,326                 $127,052
3/96            $203,882                 $128,890
4/96            $212,394                 $132,542
5/96            $215,917                 $134,544
6/96            $206,821                 $132,526
7/96            $188,917                 $124,324
8/96            $198,795                 $130,243
9/96            $211,760                 $136,676
10/96           $211,966                 $137,772
11/96           $222,461                 $146,165
12/96           $223,710                 $144,673
1/97            $229,653                 $150,085
2/97            $218,817                 $149,858
3/97            $204,835                 $143,388
4/97            $209,029                 $147,059
5/97            $236,993                 $157,788
6/97            $243,285                 $162,951
7/97            $260,762                 $176,549
8/97            $257,966                 $174,642
9/97            $275,443                 $184,614
10/97           $259,015                 $177,433
11/97           $257,966                 $181,656
12/97           $262,848                 $186,669
1/98            $259,895                 $183,160
2/98            $287,741                 $197,483
3/98            $303,773                 $206,843
4/98            $309,680                 $207,360
5/98            $291,960                 $200,953
6/98            $302,508                 $203,746
7/98            $285,210                 $194,028
8/98            $224,033                 $162,983
9/98            $233,315                 $173,528
10/98           $256,520                 $185,363
11/98           $273,396                 $194,149
12/98           $302,435                 $205,546
1/99            $309,133                 $205,196
2/99            $293,161                 $198,363
3/99            $314,801                 $204,572
4/99            $331,803                 $219,690
5/99            $328,711                 $219,053
6/99            $352,451                 $226,785
7/99            $346,744                 $220,549
8/99            $341,591                 $214,836
9/99            $340,561                 $207,274
10/99           $372,505                 $217,099
11/99           $409,601                 $223,351
12/99           $484,429                 $242,941
1/00            $491,863                 $234,963
2/00            $642,068                 $253,031
3/00            $632,219                 $267,530
4/00            $566,966                 $254,876
5/00            $531,261                 $248,122
6/00            $613,751                 $255,466
7/00            $573,120                 $252,605
8/00            $680,234                 $276,804
9/00            $666,690                 $272,846
10/00           $599,590                 $268,644
11/00           $454,310                 $244,466
12/00           $499,863                 $263,009
1/01            $511,871                 $267,243
2/01            $432,314                 $250,968
3/01            $375,272                 $235,408
4/01            $436,817                 $255,536
5/01            $427,810                 $260,289
6/01            $417,303                 $257,849
7/01            $391,784                 $250,468
8/01            $364,765                 $240,825
9/01            $313,728                 $211,781
10/01           $340,747                 $220,168
11/01           $369,268                 $238,618
12/01           $376,773              $248,218(b)

PERFORMANCE(c)
DECEMBER 31, 2001

                                                                                         CUMULATIVE
                                                                                SINCE      SINCE
MIDCAP FUND                6 MONTHS(H)   1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION  INCEPTION
Class I Average
Annual Total Return(d)        -9.71%     -24.62%   6.92%   10.57%    12.20%    17.79%    3,667.73%
Class N Average
Annual Total Return(f)(g)    -10.11%     -25.23%   6.46%   10.17%    11.86%    17.47%    3,447.55%
Russell Midcap Growth
Index
Average Annual Total
Return(a)(e)                  -8.26%     -20.15%   2.16%    9.02%    11.10%      N/A          N/A
Russell Midcap Index
Average Annual Total
Return(b)(e)                  -3.74%      -5.62%   6.50%   11.40%    13.58%    15.59%    2,382.18%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Russell Midcap Growth Index is composed of the securities in the Russell 1000 Index with highest price-to-book ratios and highest forecasted growth values. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index began on December 31, 1985.
(b) The Russell Midcap Index is composed of the 800 smallest securities in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d)  The Class I shares began operations on November 6, 1979.
(e) Effective December 21, 1999, the Fund's performance benchmark changed from the Russell Midcap Index to the Russell Midcap Growth Index.
(f) Class N shares were first issued on December 29, 2000 and pay Rule 12b-1 fees. Class N returns through December 29, 2000 are based on Class I returns, and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.
(g) The value of a $10,000 investment for Class N is $354,755 for the period from November 6, 1979 to December 31, 2001.
(h)  Unannualized.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                               6.0%
                      CAPITAL GOODS                              1.7%
     33,700    US     Danaher Corp.                                     $  2,032,447
     80,300    US     General Dynamics Corp.                               6,395,092
                                                                        ------------
                                                                           8,427,539
                                                                        ------------
                      COMMERCIAL SERVICES & SUPPLIES             3.8%
    212,000    US     Aquila Inc. *                                        3,625,200
    425,500    US     Calpine Corp. *                                      7,144,145
     66,100    US     Paychex Inc.                                         2,316,144
    215,600    US     Robert Half
                      International Inc. *                                 5,756,520
                                                                        ------------
                                                                          18,842,009
                                                                        ------------
                      TRANSPORTATION                             0.5%
     54,200    US     Delta Air Lines Inc.                                 1,585,892
     19,500    US     Expeditors International of
                      Washington Inc.                                      1,110,525
                                                                        ------------
                                                                           2,696,417
                                                                        ------------
CONSUMER DISCRETIONARY SECTOR                                   12.5%
                      CONSUMER DURABLES & APPAREL                3.1%
     94,700    US     Electronic Arts Inc. *                               5,677,265
    325,600    US     Mattel Inc.                                          5,600,320
     73,900    US     NIKE Inc. (Class B)                                  4,156,136
                                                                        ------------
                                                                          15,433,721
                                                                        ------------
                      HOTELS, RESTAURANTS & LEISURE              2.4%
     40,700    US     Outback Steakhouse Inc. *                            1,393,975
    243,800    US     Starbucks Corp. *                                    4,644,390
    189,200    US     Starwood Hotels & Resorts
                      Worldwide Inc.                                       5,647,620
                                                                        ------------
                                                                          11,685,985
                                                                        ------------
                      MEDIA                                      2.2%
    246,300    US     Charter Communications Inc.
                      (Class A) *                                          4,046,709
     51,900    US     Entercom Communications
                      Corp. *                                              2,595,000
    107,900    US     Univision Communications Inc.
                      (Class A) *                                          4,365,634
                                                                        ------------
                                                                          11,007,343
                                                                        ------------
                      RETAILING                                  4.8%
    114,000    US     Bed Bath & Beyond Inc. *                             3,864,600
     87,000    US     Best Buy Co. Inc. *                                  6,479,760
     77,000    US     BJ' s Wholesale Club Inc. *                          3,395,700
     99,400    US     Foot Locker Inc. *                                   1,555,610

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      RETAILING (CONTINUED)
    133,600    US     TJX Cos. Inc.                                     $  5,325,296
     66,700    US     Williams-Sonoma Inc. *                               2,861,430
                                                                        ------------
                                                                          23,482,396
                                                                        ------------
CONSUMER STAPLES SECTOR                                          0.8%
                      FOOD & DRUG RETAILING                      0.3%
     51,400    US     ARAMARK Corp. Class B *                              1,382,660
                                                                        ------------
                      HOUSEHOLD & PERSONAL PRODUCTS              0.5%
     81,400    US     International Flavors &
                      Fragrances Inc.                                      2,418,394
                                                                        ------------
ENERGY SECTOR                                                    9.5%
                      ENERGY                                     9.5%
    167,600    US     BJ Services Co. *                                    5,438,620
    203,300    US     EOG Resources Inc.                                   7,951,063
    285,700    US     Noble Drilling Corp. *                               9,725,228
    184,600    US     NRG Energy Inc.                                      2,861,300
    118,400    US     Smith International Inc. *                           6,348,608
    123,600    FR     Technip-Coflexip S.A. *                              4,152,960
    282,600    US     Weatherford
                      International Inc. *                                10,529,676
                                                                        ------------
                                                                          47,007,455
                                                                        ------------
FINANCIAL SECTOR                                                10.4%
                      BANKS                                      1.6%
     60,600    US     City National Corp.                                  2,839,110
     46,600    US     Investors Financial Services
                      Corp.                                                3,085,386
     22,000    US     North Fork Bancorp. Inc.                               703,780
     50,600    US     SouthTrust Corp.                                     1,248,302
                                                                        ------------
                                                                           7,876,578
                                                                        ------------
                      DIVERSIFIED FINANCIALS                     7.0%
    195,800    US     BISYS Group Inc. *                                  12,529,242
    144,500    US     Federated Investors Inc.
                      (Class B) *                                          4,606,660
    142,050    US     Fiserv Inc. *                                        6,011,556
     83,100    US     Instinet Group Inc. *                                  835,155
     56,100    US     SunGard Data Systems Inc. *                          1,622,973
     31,700    US     TCF Financial Corp.                                  1,520,966
     91,200    US     USA Education Inc.                                   7,662,624
                                                                        ------------
                                                                          34,789,176
                                                                        ------------
                      INSURANCE                                  1.8%
     40,200    BD     Everest Re Group Ltd.                                2,842,140

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      INSURANCE (CONTINUED)
     52,500    UK     Willis Group Holdings Ltd. *                      $  1,236,375
     49,500    BH     XL Capital Ltd. (Class A)                            4,522,320
                                                                        ------------
                                                                           8,600,835
                                                                        ------------
HEALTH CARE SECTOR                                              33.1%
                      BIOTECHNOLOGY                             12.8%
     36,000    US     Abgenix Inc. *                                       1,211,040
    146,700    US     Cephalon Inc. *                                     11,088,319
     85,800    US     Genzyme Corp. *                                      5,135,988
     40,400    US     Gilead Sciences Inc. *                               2,655,088
     48,400    US     Human Genome Sciences Inc. *                         1,632,048
    100,500    US     ICOS Corp. *                                         5,772,720
    144,400    US     IDEC Pharmaceuticals Corp. *                         9,953,492
    229,500    US     Immunex Corp. *                                      6,359,445
    124,500    US     Invitrogen Corp. *                                   7,710,285
     34,400    US     Medarex Inc. *                                         617,824
    185,800    US     MedImmune Inc. *                                     8,611,830
     66,100    US     Millennium Pharmaceuticals
                      Inc. *                                               1,620,111
     27,200    US     Protein Design Labs Inc. *                             895,696
                                                                        ------------
                                                                          63,263,886
                                                                        ------------
                      HEALTH CARE EQUIPMENT &
                      SUPPLIES                                   9.8%
    162,500    US     Biomet Inc.                                          5,021,250
    271,300    US     Cytyc Corp. *                                        7,080,930
    123,300    US     St. Jude Medical Inc. *                              9,574,245
    144,000    US     Stryker Corp.                                        8,405,280
    102,600    US     Varian Medical Systems Inc. *                        7,311,276
    282,400    US     Waters Corp. *                                      10,943,000
                                                                        ------------
                                                                          48,335,981
                                                                        ------------
                      HEALTH CARE PROVIDERS &
                      SERVICES                                   5.1%
     52,000    US     AdvancePCS *                                         1,526,200
     76,300    US     AmerisourceBergen Corp.                              4,848,865
     81,500    US     Anthem Inc. *                                        4,034,250
     58,600    US     Laboratory Corp. of America
                      Holdings *                                           4,737,810
    162,100    US     Triad Hospitals Inc. *                               4,757,635
     48,700    US     Universal Health Services Inc.
                      (Class B) *                                          2,083,386
     30,400    US     Wellpoint Health
                      Networks Inc. *                                      3,552,240
                                                                        ------------
                                                                          25,540,386
                                                                        ------------
                      PHARMACEUTICALS                            5.4%
     25,600    US     Allergan Inc.                                        1,921,280
     77,900    US     Andrx Group *                                        5,484,939
    114,800    US     Forest Laboratories Inc. *                           9,407,860

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      PHARMACEUTICALS (CONTINUED)
    169,567    US     King Pharmaceuticals Inc. *                       $  7,143,858
     74,400    UK     Shire Pharmaceuticals Group
                      PLC (ADR) *                                          2,723,040
                                                                        ------------
                                                                          26,680,977
                                                                        ------------
MATERIALS SECTOR                                                 0.7%
                      MATERIALS                                  0.7%
     99,800    US     Monsanto Co.                                         3,373,240
                                                                        ------------
TECHNOLOGY SECTOR                                               24.0%
                      COMPUTERS & PERIPHERALS                    7.2%
    121,300    US     Brocade Communications Systems
                      Inc. *                                               4,017,456
    148,400    US     CDW Computer Centers Inc. *                          7,970,564
     77,000    US     Emulex Corp. *                                       3,042,270
    324,700    SG     Flextronics International
                      Ltd. *                                               7,789,553
    152,400    US     Jabil Circuit Inc. *                                 3,462,528
      6,600    US     McDATA Corp. (Class A) *                               161,700
     97,800    US     McDATA Corp. (Class B) *                             2,455,758
     90,310    US     Network Appliance Inc. *                             1,975,080
     13,900    US     QLogic Corp. *                                         618,689
    216,200    US     Sanmina Corp. *                                      4,302,380
                                                                        ------------
                                                                          35,795,978
                                                                        ------------
                      INFORMATION TECHNOLOGY
                      CONSULTING & SERVICES                      4.4%
    101,900    US     Affiliated Computer Services
                      Inc. (A Shares) *                                   10,814,647
    256,500    US     Concord EFS Inc. *                                   8,408,070
    142,500    US     KPMG Consulting Inc. *                               2,361,225
                                                                        ------------
                                                                          21,583,942
                                                                        ------------
                      SEMICONDUCTORS & INSTRUMENTS               6.5%
     70,100    NL     ASML Holding N.V. (N.Y.
                      Registered Shares) *                                 1,195,205
    129,900    US     Intersil Corp. (Class A) *                           4,189,275
     29,900    US     KLA-Tencor Corp. *                                   1,481,844
     93,100    US     Micrel Inc. *                                        2,442,013
    232,100    US     Microchip Technology Inc. *                          8,991,554
     68,920    US     NVIDIA Corp. *                                       4,610,748
    184,100    US     RF Micro Devices Inc. *                              3,540,243
    160,600    US     Semtech Corp. *                                      5,731,814
                                                                        ------------
                                                                          32,182,696
                                                                        ------------
                      SOFTWARE                                   5.9%
    134,700    DE     Amdocs Ltd. *                                        4,575,759
    167,800    IS     Check Point Software
                      Technologies Ltd. *                                  6,693,542
     95,700    US     Mercury Interactive Corp. *                          3,251,886

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      SOFTWARE (CONTINUED)
     69,100    US     PeopleSoft Inc. *                                 $  2,777,820
    118,500    US     Peregrine Systems Inc. *                             1,757,355
    174,400    US     VeriSign Inc. *                                      6,634,176
     76,200    US     VERITAS Software Corp. *                             3,416,046
                                                                        ------------
                                                                          29,106,584
                                                                        ------------
TELECOMMUNICATION SERVICES SECTOR                                0.8%
                      TELECOMMUNICATION SERVICES                 0.8%
    125,000    US     Nextel Partners Inc.
                      (Class A) *                                          1,500,000
     42,500    US     Triton PCS Holdings Inc.
                      (Class A) *                                          1,247,375
     39,800    US     Western Wireless Corp.
                      (Class A) *                                          1,124,350
                                                                        ------------
                                                                           3,871,725
                                                                        ------------
TOTAL EQUITY INVESTMENTS (COST $483,193,636)                    97.8%    483,385,903
                                                                        ------------
SHORT-TERM INVESTMENTS
                      MONEY MARKET FUNDS                         3.1%
  7,518,899    US     SSgA Money Market Fund                               7,518,899
  7,819,221    US     SSgA U.S. Government Money
                      Market Fund                                          7,819,221
                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,338,120)                  3.1%     15,338,120
                                                                        ------------

TOTAL INVESTMENTS (COST $498,531,756) **                       100.9%    498,724,023

                      OTHER ASSETS LESS LIABILITIES             (0.9%)    (4,330,630)
                                                                        ------------
                      NET ASSETS                               100.0%   $494,393,393
                                                                        ============

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM MidCap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

Tax Information:

** For Federal income tax purposes, cost is $530,515,363 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $ 11,934,178
Unrealized depreciation                              (43,725,518)
                                                    ------------
Net unrealized depreciation                         $(31,791,340)
                                                    ============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                 % OF NET ASSETS
                                         -------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER     TOTAL

------------------------------------------------------------------------
Barbados                          BD        0.6%        --        0.6%
Bermuda                           BH        0.9%        --        0.9%
France                            FR        0.8%        --        0.8%
Germany                           DE        0.9%        --        0.9%
Israel                            IS        1.4%        --        1.4%
Netherlands                       NL        0.2%        --        0.2%
Singapore                         SG        1.6%        --        1.6%
United Kingdom                    UK        0.8%        --        0.8%
United States                     US       90.6%       2.2%      92.8%
                                         ------     ------      -----
  Total                                    97.8%       2.2%     100.0%
                                         ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Management's Performance Review

        The Russell 2000 Index fell 4.09% over the second half of 2001, while the Dresdner RCM Small Cap Fund's shares fell by 10.83%. This was a particularly volatile period for small cap stocks. Small cap equities rebounded sharply over the fourth quarter, led by technology, to finish the year ahead of mid and large caps. The Russell 2000 outperformed the S&P 500 for a third calendar year, and in the opinion of Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager to the Fund, the outlook for smaller cap securities is improving.

MARKET ENVIRONMENT

        After a short-lived rally during the second quarter, concerns about a global slowdown, and extremely disappointing earnings, caused equity markets to resume their downward path even before the tragic September 11 terrorist attacks on America. Prior to the attacks, poor earnings visibility and falls in consumer sentiment, to name a few factors, drove prices lower. The mood of the investment environment turned conspicuously more upbeat over the fourth quarter. Sentiment appeared drastically shaken in late September, but improved by October as investors questioned whether the sell-off had been overdone. Despite poor earnings and mixed economic data, many felt the flight to safety had created bargains in small cap stocks. Remarkably robust consumer spending assisted the rally, encouraged by mortgage refinancing, lower energy prices, aggressive sales promotions, and positive developments in Afghanistan.

PORTFOLIO REVIEW

        The Dresdner RCM Small Cap Fund trailed its benchmark over the second half of 2001, with underperformance concentrated in the third quarter; the Fund later outperformed the Russell 2000 over the fourth quarter. During the six-month period, the Fund maintained an overweight commitment to most industries within technology. Assisted by a notable recovery in tech shares in the fourth quarter and positive stock selection in semiconductors and communications equipment, technology was a net contributor to returns for the second half.

        Top contributors from the technology sector included semiconductor firm Genesis Microchip -- up 83% over the six months -- maker of chips used in flat panel monitors and televisions. Concurrent Computer Corporation, one of the Fund's top ten holdings, was also a major contributor to returns, appreciating 112% over the period. Concurrent is a major participant in the emerging video on demand business, which is planning to enable consumers to order movies from home and eliminate the need to visit video rental stores. Other positive contributors came from the insurance industry (Arthur J. Gallagher, a broker) and energy (Patterson-UTI).

        Returns were held back by weakness in software early in the period, as well as disappointing performance in the Fund's materials and capital goods holdings. In materials, the portfolio management team significantly reduced the Fund's positions in NS Group and Maverick Tube Corporation, both specialty steel producers. In capital goods, the Fund reduced holdings in Mobile Mini, which leases its fleet of portable storage units, and fully exited Capstone Turbine Corp.

OUTLOOK

        Despite what may be an uneven economic recovery, Dresdner RCM is enthusiastic about the outlook for small caps in 2002. Positives include signs of an emerging economic recovery. Small caps are typically strong relative beneficiaries of economic recovery. As the economy and corporate earnings begin a recovery, investors could search for stocks with greater economic sensitivity, a trademark of small cap stocks. While it is normal and reasonable for investors to require a risk premium for small cap stocks over the more liquid large caps, the current disparity remains wide.

        A risk to this outlook could be a much faster than expected economic recovery. This scenario might prompt the Fed to act quickly to raise interest rates, although the portfolio management team does not see much evidence to support this scenario. Given a market in which Dresdner RCM believes has reacted too quickly to a potential bottoming of the economy, the portfolio management team continues to overweight health care providers and services and have been selectively trimming technology. We think the pace of the recovery will be gradual, and remain intently focused on company fundamentals.

 Dresdner RCM Small Cap Fund
 Total Return Index Comparison(b)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (1/3/92 - 12/31/01)(c)

       CLASS I SHARES(C)  RUSSELL 2000 INDEX(A)
1/92             $10,000                $10,000
1/92             $10,786                $10,811
2/92             $11,118                $11,127
3/92             $10,850                $10,751
4/92             $10,613                $10,373
5/92             $10,703                $10,511
6/92             $10,165                $10,017
7/92             $10,530                $10,366
8/92             $10,336                $10,072
9/92             $10,603                $10,304
10/92            $11,002                $10,630
11/92            $11,807                $11,444
12/92            $12,214                $11,842
1/93             $12,212                $12,242
2/93             $11,792                $11,960
3/93             $12,082                $12,348
4/93             $11,636                $12,008
5/93             $12,102                $12,539
6/93             $12,134                $12,617
7/93             $12,126                $12,791
8/93             $12,580                $13,344
9/93             $13,037                $13,720
10/93            $13,186                $14,074
11/93            $12,728                $13,615
12/93            $13,337                $14,080
1/94             $13,592                $14,522
2/94             $13,431                $14,469
3/94             $12,712                $13,707
4/94             $12,637                $13,788
5/94             $12,411                $13,633
6/94             $11,990                $13,173
7/94             $12,173                $13,390
8/94             $13,095                $14,136
9/94             $13,073                $14,088
10/94            $13,240                $14,031
11/94            $12,765                $13,464
12/94            $13,049                $13,824
1/95             $12,958                $13,649
2/95             $13,392                $14,217
3/95             $13,900                $14,461
4/95             $14,064                $14,782
5/95             $14,030                $15,037
6/95             $14,728                $15,817
7/95             $15,706                $16,728
8/95             $16,245                $17,074
9/95             $16,900                $17,380
10/95            $16,330                $16,602
11/95            $16,882                $17,300
12/95            $17,496                $17,756
1/96             $17,973                $17,737
2/96             $18,914                $18,290
3/96             $19,374                $18,662
4/96             $20,684                $19,660
5/96             $21,660                $20,435
6/96             $20,993                $19,596
7/96             $18,958                $17,884
8/96             $20,592                $18,923
9/96             $22,457                $19,662
10/96            $22,226                $19,359
11/96            $22,488                $20,157
12/96            $23,514                $20,685
1/97             $23,754                $21,098
2/97             $22,335                $20,587
3/97             $20,877                $19,615
4/97             $20,357                $19,670
5/97             $23,953                $21,858
6/97             $25,312                $22,795
7/97             $26,750                $23,856
8/97             $27,350                $24,403
9/97             $29,867                $26,189
10/97            $28,508                $25,039
11/97            $28,329                $24,877
12/97            $28,098                $25,312
1/98             $27,929                $24,912
2/98             $30,435                $26,753
3/98             $31,520                $27,855
4/98             $31,496                $28,009
5/98             $29,688                $26,499
6/98             $30,700                $26,555
7/98             $28,339                $24,404
8/98             $20,989                $19,664
9/98             $22,531                $21,204
10/98            $24,290                $22,069
11/98            $26,483                $23,226
12/98            $28,411                $24,663
1/99             $27,925                $24,991
2/99             $24,283                $22,967
3/99             $24,010                $23,325
4/99             $24,738                $25,415
5/99             $25,861                $25,786
6/99             $27,197                $26,952
7/99             $27,318                $26,214
8/99             $25,770                $25,244
9/99             $25,133                $25,249
10/99            $24,010                $25,352
11/99            $28,229                $26,866
12/99            $31,934                $29,912
1/00             $31,372                $29,425
2/00             $38,208                $34,284
3/00             $37,116                $32,024
4/00             $31,185                $30,096
5/00             $26,846                $28,342
6/00             $35,992                $30,813
7/00             $31,965                $29,821
8/00             $36,117                $32,096
9/00             $34,181                $31,153
10/00            $29,280                $29,763
11/00            $23,568                $26,707
12/00            $26,228                $29,006
1/01             $27,531                $30,517
2/01             $23,214                $28,515
3/01             $21,218                $27,121
4/01             $23,295                $29,242
5/01             $23,336                $29,961
6/01             $23,499                $31,019
7/01             $21,748                $29,318
8/01             $19,956                $28,371
9/01             $17,146                $24,552
10/01            $18,734                $25,989
11/01            $20,078                $28,000
12/01            $20,955             $29,726(a)

PERFORMANCE(b)
DECEMBER 31, 2001

                                                                              CUMULATIVE
                                                                     SINCE      SINCE
SMALL CAP FUND             6 MONTHS(D)  1 YEAR   3 YEARS  5 YEARS  INCEPTION  INCEPTION
Class I Average
Annual Total Return(c)       -10.83%    -20.10%  -9.65%   -2.28%     7.68%     109.55%
Russell 2000 Index
Average Annual Total
Return(a)                     -4.09%      2.48%   6.41%    7.52%    11.51%     197.26%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  Class I shares began operations on January 3, 1992.
(d)  Unannualized.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                              9.4%
                     CAPITAL GOODS                              4.1%
    71,500    US     Active Power Inc. *                               $   486,200
     9,400    US     Alliant Techsystems Inc. *                            725,680
    26,700    US     EDO Corp.                                             706,215
    10,700    US     Mobile Mini Inc. *                                    418,584
    39,400    US     United Defense Industries Inc.
                     *                                                     829,370
                                                                       -----------
                                                                         3,166,049
                                                                       -----------
                     COMMERCIAL SERVICES & SUPPLIES             4.3%
   113,300    US     Alliance Data Systems Corp. *                       2,169,695
    22,400    US     MCSi Inc. *                                           525,280
    20,100    US     Waste Connections Inc. *                              622,899
                                                                       -----------
                                                                         3,317,874
                                                                       -----------
                     TRANSPORTATION                             1.0%
    51,500    US     EGL Inc. *                                            718,425
                                                                       -----------
CONSUMER DISCRETIONARY SECTOR                                  12.1%
                     CONSUMER DURABLES & APPAREL                1.0%
    15,100    US     THQ Inc. *                                            731,897
                                                                       -----------
                     HOTELS, RESTAURANTS & LEISURE              2.7%
    58,200    US     School Specialty Inc. *                             1,331,616
    20,900    US     Sonic Corp. *                                         752,400
                                                                       -----------
                                                                         2,084,016
                                                                       -----------
                     MEDIA                                      3.8%
    54,900    US     Advanced Marketing Services
                     Inc.                                                1,001,925
    16,900    US     Entercom Communications
                     Corp. *                                               845,000
    41,000    US     Hispanic Broadcasting Corp. *                       1,045,500
                                                                       -----------
                                                                         2,892,425
                                                                       -----------
                     RETAILING                                  4.6%
    30,000    US     Abercrombie & Fitch Co.
                     (Class A) *                                           795,900
    32,500    US     Foot Locker Inc. *                                    508,625
    35,100    US     Genesco Inc. *                                        728,676
    58,800    CA     InterTAN Inc. *                                       738,528
    21,400    US     O'Reilly Automotive Inc. *                            780,458
                                                                       -----------
                                                                         3,552,187
                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
CONSUMER STAPLES SECTOR                                         3.0%
                     FOOD & DRUG RETAILING                      2.4%
    61,000    US     Duane Reade Inc. *                                $ 1,851,350
                                                                       -----------
                     HOUSEHOLD & PERSONAL PRODUCTS              0.6%
    28,400    US     The Dial Corp.                                        487,060
                                                                       -----------
ENERGY SECTOR                                                   3.5%
                     ENERGY                                     3.5%
    28,700    US     Cal Dive International Inc. *                         708,316
    58,800    US     National-Oilwell Inc. *                             1,211,868
    33,800    US     Patterson-UTI Energy Inc. *                           787,878
                                                                       -----------
                                                                         2,708,062
                                                                       -----------
FINANCIAL SECTOR                                               10.7%
                     BANKS                                      2.8%
    22,800    US     City National Corp.                                 1,068,180
    13,800    US     Commerce Bancorp Inc.                                 542,892
     8,600    US     Investors Financial Services
                     Corp.                                                 569,406
                                                                       -----------
                                                                         2,180,478
                                                                       -----------
                     DIVERSIFIED FINANCIALS                     4.0%
    11,500    US     Affiliated Managers
                     Group Inc. *                                          810,520
    14,800    US     Choicepoint Inc. *                                    750,212
    17,000    US     Federal Agricultural Mortgage
                     Corp. (Class C) *                                     688,500
    25,000    US     Financial Federal Corp. *                             781,250
                                                                       -----------
                                                                         3,030,482
                                                                       -----------
                     INSURANCE                                  3.9%
    52,800    US     Arthur J. Gallagher & Co.                           1,821,072
    61,600    KY     Scottish Annuity & Life
                     Holdings Ltd.                                       1,191,960
                                                                       -----------
                                                                         3,013,032
                                                                       -----------
HEALTH CARE SECTOR                                             29.7%
                     BIOTECHNOLOGY                              8.5%
    22,300    US     3 Dimensional Pharmaceuticals
                     Inc. *                                                189,327
    16,500    US     Applied Molecular Evolution *                         203,115
    13,400    US     Cell Therapeutics Inc. *                              323,476
    13,100    US     Cephalon Inc. *                                       990,164
    13,900    US     CV Therapeutics Inc. *                                723,078
    54,800    US     Deltagen Inc. *                                       504,160
    34,300    US     ImmunoGen Inc. *                                      568,694
    20,100    US     Medarex Inc. *                                        360,996

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     BIOTECHNOLOGY (CONTINUED)
    15,700    US     NeoPharm Inc.                                     $   393,285
    13,000    US     Neurocrine Biosciences Inc. *                         667,030
    10,300    US     OSI Pharmaceuticals Inc. *                            471,122
    25,900    US     Transkaryotic Therapies Inc. *                      1,108,520
                                                                       -----------
                                                                         6,502,967
                                                                       -----------
                     HEALTH CARE EQUIPMENT &
                     SUPPLIES                                   5.5%
    12,500    US     Conceptus Inc. *                                      295,000
    21,700    US     Cytyc Corp. *                                         566,370
    38,500    US     The Med-Design Corp. *                                758,450
    26,300    US     Varian Medical Systems Inc. *                       1,874,138
    40,300    US     Wright Medical Group Inc. *                           721,370
                                                                       -----------
                                                                         4,215,328
                                                                       -----------
                     HEALTH CARE PROVIDERS &
                     SERVICES                                  11.6%
     7,500    US     D & K Healthcare Resources
                     Inc.                                                  427,125
    22,900    US     First Health Group Corp. *                            566,546
   110,300    US     Humana Inc. *                                       1,300,437
    56,900    US     Per-Se Technologies Inc. *                            611,675
    25,600    US     Province Healthcare Co. *                             790,016
    68,300    US     Renal Care Group Inc. *                             2,192,430
    79,900    US     Triad Hospitals Inc. *                              2,345,065
    54,100    US     VCA Antech Inc. *                                     655,692
                                                                       -----------
                                                                         8,888,986
                                                                       -----------
                     PHARMACEUTICALS                            4.1%
    51,000    US     American Pharmaceutical
                     Partners Inc. *                                     1,060,800
     5,900    CA     Axcan Pharma Inc. *                                    83,780
    30,700    US     Inhale Therapeutic Systems
                     Inc. *                                                569,485
    41,000    US     Pharmaceutical Resources
                     Inc. *                                              1,385,800
                                                                       -----------
                                                                         3,099,865
                                                                       -----------
MATERIALS SECTOR                                                2.9%
                     MATERIALS                                  2.9%
    18,800    US     Cambrex Corp.                                         819,680
    31,800    US     Maverick Tube Corp. *                                 411,810
    67,600    US     NS Group Inc. *                                       505,648
    28,200    US     Olin Corp.                                            455,148
                                                                       -----------
                                                                         2,192,286
                                                                       -----------
TECHNOLOGY SECTOR                                              27.1%
                     COMMUNICATIONS EQUIPMENT                   8.9%
   123,700    US     Concurrent Computer Corp. *                         1,836,945

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     COMMUNICATIONS EQUIPMENT
                     (CONTINUED)
    39,000    US     Riverstone Networks Inc. *                        $   647,400
    22,600    US     SeaChange International Inc. *                        771,112
    81,400    US     SpectraLink Corp. *                                 1,394,382
    75,400    US     UTStarcom Inc. *                                    2,148,900
                                                                       -----------
                                                                         6,798,739
                                                                       -----------
                     COMPUTERS & PERIPHERALS                    2.7%
    79,600    US     Finisar Corp. *                                       809,532
   102,300    US     Manufacturers' Services Ltd. *                        639,375
    25,500    US     McDATA Corp. (Class B) *                              640,305
                                                                       -----------
                                                                         2,089,212
                                                                       -----------
                     INFORMATION TECHNOLOGY
                     CONSULTING & SERVICES                      2.3%
     6,200    US     Concord Communications Inc. *                         128,030
    54,000    US     KPMG Consulting Inc. *                                894,780
    34,200    US     Perot Systems Corp.
                     (Class A) *                                           698,364
                                                                       -----------
                                                                         1,721,174
                                                                       -----------
                     INTERNET SOFTWARE & SERVICES               2.1%
    28,700    US     CNET Networks Inc. *                                  257,439
    59,000    US     EarthLink Inc. *                                      718,030
    99,000    US     Support.com Inc. *                                    620,730
                                                                       -----------
                                                                         1,596,199
                                                                       -----------
                     SEMICONDUCTORS & INSTRUMENTS               6.1%
    23,500    US     Elantec Semiconductor Inc. *                          902,400
    32,000    US     Exar Corp. *                                          667,200
    27,500    US     Integrated Circuit Systems
                     Inc. *                                                621,225
    34,750    BH     Marvell Technology Group
                     Ltd. *                                              1,244,745
    66,300    US     Mattson Technology Inc. *                             584,103
    28,200    US     Power Integrations Inc. *                             644,088
                                                                       -----------
                                                                         4,663,761
                                                                       -----------
                     SOFTWARE                                   5.0%
     3,500    US     Advent Software Inc. *                                174,825
    11,000    US     Agile Software Corp. *                                189,420
    42,800    US     Legato Systems Inc. *                                 555,116
    51,900    US     Micromuse Inc. *                                      778,500
    18,700    US     NetIQ Corp. *                                         659,362
    17,500    US     NetScreen Technologies Inc. *                         387,275
    66,400    US     Vastera Inc. *                                      1,102,904
                                                                       -----------
                                                                         3,847,402
                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
TELECOMMUNICATION SERVICES SECTOR                               1.7%
                     TELECOMMUNICATION SERVICES                 1.7%
    44,700    US     Alamosa Holdings Inc. *                           $   533,271
    25,600    US     Triton PCS Holdings Inc.
                     (Class A) *                                           751,360
                                                                       -----------
                                                                         1,284,631
                                                                       -----------
TOTAL EQUITY INVESTMENTS (COST $73,557,234)                   100.1%    76,633,887
                                                                       -----------
SHORT-TERM INVESTMENTS
                     MONEY MARKET FUNDS                         5.6%
 2,143,439    US     SSgA Money Market Fund                              2,143,439
 2,143,440    US     SSgA U.S. Government Money
                     Market Fund                                         2,143,440
                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (COST $4,286,879)                  5.6%     4,286,879
                                                                       -----------

TOTAL INVESTMENTS (COST $77,844,113) **                       105.7%    80,920,766

                     OTHER ASSETS LESS LIABILITIES             (5.7%)   (4,387,752)
                                                                       -----------
                     NET ASSETS                               100.0%   $76,533,014
                                                                       ===========

--------------------------------

*    Non-income producing security

Tax Information:

** For Federal income tax purposes, cost is $79,825,765 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $  6,571,370
Unrealized depreciation                               (5,476,369)
                                                    ------------
Net unrealized appreciation                         $  1,095,001
                                                    ============

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                % OF NET ASSETS
                                         ------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER    TOTAL

-----------------------------------------------------------------------
Bermuda                           BH        1.6%         --       1.6%
Canada                            CA        1.1%         --       1.1%
Cayman Islands                    KY        1.5%         --       1.5%
United States                     US       95.9%       (0.1)%    95.8%
                                         ------     -------     -----
  Total                                   100.1%       (0.1)%   100.0%
                                         ======     =======     =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Biotechnology Fund
 Management's Performance Review

        After a difficult third quarter punctuated by the September 11 terrorist attacks, biotechnology bounced back strongly in the fourth quarter, as investors rewarded the companies for their strong financial results, promising pipeline of products as well as joint ventures and merger activity. For the six-month period ended December 31, 2001, the Dresdner RCM Biotechnology Fund fell 8.02% compared to the AMEX Biotechnology Index, which returned -5.09%, the Nasdaq Biotechnology Index, which returned -10.35% and the Russell 2000 Index, which fell 4.09%.

MARKET ENVIRONMENT

        The first part of the third quarter is traditionally weak for the biotechnology group, primarily because there is an absence of news flow that could generate excitement among investors. Medical meetings generally held throughout the year, but typically absent in July and August, herald breaking medical news from the corporate field, offering companies a platform to present new therapies and upcoming drug trials. By the beginning of September, biotechnology stocks appeared to be gearing up for a rally as prices rose. However, when the markets re-opened after the September 11 terrorist attacks, biotechnology stocks initially declined sharply, in many cases beyond the overall stock market.

        By the beginning of the fourth quarter, biotechnology stocks bounced back strongly, as many bellwether biotech companies, such as Amgen, IDEC Pharmaceuticals, MedImmune, Cephalon, Genetech and Biogen, reported excellent third-quarter earnings. In the opinion of Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager of the Fund, this was proof to investors that biotechnology is one of the few sectors that can provide reliable growth.

        In addition, several high profile mergers and FDA approvals were announced during the second half of 2001, encouraging good performance on the part of several biotechnology companies.

PORTFOLIO REVIEW

        While stock selection aided performance during the second half of the year, this was more than offset by unfavorable industry allocation. Stock selection was strongest within the biotechnology (i.e., InterMune, IDEC Pharmaceuticals and Cephalon), health care equipment and supplies (i.e., Waters Corp. and Cytyc), and pharmaceuticals (i.e., Pfizer and MGI Pharma Inc.) industries. Stock picks that hindered performance for the Fund include Human Genome Sciences, Praecis Pharmacueticals and Titan Pharmaceuticals. Industry allocation was impaired by overweight positions in the biotechnology and pharmaceutical industries. This was partially offset by an effective strategy of overweighting the health care equipment/supplies and the health care providers/ services industries.

        The largest exposure in the portfolio was Amgen, a biotechnology company that produced mixed performance results during the second half of 2001. The company's shares soared in September after the announcement of FDA clearance on its drug Aranesp, but took a tumble during the fourth quarter -- negatively impacting the portfolio due to the overweight share allocation -- when the company announced its proposed major merger with Immunex. The portfolio management team believes the transaction will diversify Amgen's product portfolio.

OUTLOOK

        Dresdner RCM's outlook for biotechnology as an investment sector remains upbeat for 2002. A number of key drugs are on excellent growth trajectories. Many compounds are expected to receive FDA approvals and the portfolio management team anticipates a great deal of news flow at upcoming medical meetings. In addition, the sector is likely to see more partnerships and joint ventures between biotechnology companies and the large pharmaceutical firms, as the traditional drug companies look to biotechnology to fuel growth.

 Dresdner RCM Biotechnology Fund
 Total Return Index Comparison(d)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/30/97 - 12/31/01)(e)

                          NASDAQ BIOTECH  RUSSELL 2000  AMEX BIOTECH
       CLASS N SHARES(E)    INDEX (A)      INDEX (B)     INDEX (C)
12/97            $10,000         $10,175       $10,071       $10,042
1/98             $10,260         $10,140        $9,912        $9,734
2/98             $10,490         $10,572       $10,644        $9,936
3/98             $10,590         $11,363       $11,083       $10,793
4/98             $10,470         $11,107       $11,144       $10,830
5/98             $10,350         $10,719       $10,543        $9,971
6/98             $10,030         $10,649       $10,565        $9,079
7/98             $10,110         $10,971        $9,710        $8,531
8/98              $7,930          $8,560        $7,824        $6,462
9/98              $9,110         $10,692        $8,437        $8,618
10/98             $9,880         $11,585        $8,781       $10,146
11/98            $10,560         $11,987        $9,241       $10,116
12/98            $11,776         $14,681        $9,813       $11,446
1/99             $12,383         $16,183        $9,943       $12,147
2/99             $11,776         $15,235        $9,138       $10,931
3/99             $11,518         $16,728        $9,281       $11,558
4/99             $11,261         $15,261       $10,112       $11,817
5/99             $11,436         $16,436       $10,260       $12,434
6/99             $12,795         $17,029       $10,724       $13,252
7/99             $13,289         $19,230       $10,430       $15,487
8/99             $15,049         $21,097       $10,044       $16,619
9/99             $15,049         $19,789       $10,046       $15,626
10/99            $15,605         $20,125       $10,087       $16,245
11/99            $17,416         $22,730       $10,689       $17,812
12/99            $24,893         $29,607       $11,899       $24,202
1/00             $30,090         $34,108       $11,708       $26,796
2/00             $50,656         $49,572       $13,641       $43,370
3/00             $33,957         $36,807       $12,742       $30,910
4/00             $32,527         $31,989       $11,975       $30,131
5/00             $30,401         $31,097       $11,276       $28,995
6/00             $43,233         $40,855       $12,260       $39,833
7/00             $41,877         $37,725       $11,865       $36,571
8/00             $51,737         $45,765       $12,770       $47,816
9/00             $54,759         $44,158       $12,395       $47,596
10/00            $49,624         $40,564       $11,842       $45,397
11/00            $41,156         $35,213       $10,626       $35,891
12/00            $45,288         $36,420       $11,824       $39,211
1/01             $42,076         $35,014       $12,440       $38,646
2/01             $36,898         $32,318       $11,624       $36,598
3/01             $29,653         $25,745       $11,056       $29,070
4/01             $35,155         $30,626       $11,920       $35,116
5/01             $37,620         $33,168       $12,213       $37,244
6/01             $37,084         $34,030       $12,645       $37,814
7/01             $32,615         $29,174       $11,962       $32,747
8/01             $31,918         $29,474       $11,575       $32,986
9/01             $27,735         $24,932       $10,017       $27,847
10/01            $31,756         $28,994       $10,603       $33,920
11/01            $34,981         $31,763       $11,424       $37,401
12/01            $34,109      $30,505(a)    $12,128(b)    $35,890(c)

PERFORMANCE(d)
DECEMBER 31, 2001

                                                                     CUMULATIVE
                                                            SINCE      SINCE
BIOTECHNOLOGY FUND         6 MONTHS(F)  1 YEAR   3 YEARS  INCEPTION  INCEPTION
Class N Average
Annual Total Return(e)        -8.02%    -24.68%  42.55%    35.87%     241.09%
Nasdaq Biotechnology
Index
Average Annual Total
Return(a)                    -10.35%    -16.23%  27.60%    32.13%     205.05%
Russell 2000 Index
Average Annual Total
Return(b)                     -4.09%      2.48%   6.41%     4.94%      21.28%
AMEX Biotechnology
Index Average
Annual Total Return(c)        -5.09%     -8.47%  46.37%    37.61%     258.90%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Nasdaq Biotechnology Index is a capitalization-weighted index that attempts to measure the performance of all Nasdaq stocks in the biotechnology sector. This Index was developed with a base value of 200 stocks, as of November 1, 1993.
(b) The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market.
(c) The American Stock Exchange Biotechnology Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. The index was developed with a base level of 200 stocks, as of October 18, 1991.
(d) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(e)  The Class N shares commenced operations on December 30, 1997.
(f)  Unannualized.

 Dresdner RCM Biotechnology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------
EQUITY INVESTMENTS
HEALTH CARE SECTOR                                            99.2%
                    BIOTECHNOLOGY                             78.5%
  900,000    US     3 Dimensional Pharmaceuticals
                    Inc. *                                           $  7,641,000
  385,500    US     Abgenix Inc. *                                     12,968,220
  590,500    US     Amgen Inc. *                                       33,327,820
  800,000    US     Applied Molecular Evolution *                       9,848,000
1,231,854    US     AVANT Immunotherapeutics
                    Inc. *                                              4,939,735
  165,400    US     Biogen Inc. *                                       9,485,690
  182,300    UK     Cambridge Antibody Technology
                    Group PLC *                                         5,115,361
  310,500    US     Cell Genesys Inc. *                                 7,216,020
  525,300    US     Cell Therapeutics Inc. *                           12,680,742
  351,000    UK     Celltech Group PLC *                                4,464,791
  333,500    US     Cephalon Inc. *                                    25,207,597
  422,360    US     Charles River Laboratories
                    International Inc. *                               14,140,613
  532,400    US     Corvas International Inc. *                         3,487,220
  355,600    US     CuraGen Corp. *                                     7,954,772
  109,400    US     CV Therapeutics Inc. *                              5,690,988
1,183,000    US     Deltagen Inc. *                                    10,883,600
1,000,000    US     Esperion Therapeutics Inc. *                        7,350,000
  491,488    US     Genentech Inc. *                                   26,663,224
  295,300    US     Genzyme Corp. *                                    17,676,658
  161,000    US     Gilead Sciences Inc. *                             10,580,920
  325,800    US     Human Genome Sciences Inc. *                       10,985,976
  156,500    US     ICOS Corp. *                                        8,989,360
  486,600    US     IDEC Pharmaceuticals Corp. *                       33,541,338
  450,200    US     Immunex Corp. *                                    12,475,042
  540,000    US     ImmunoGen Inc. *                                    8,953,200
  754,300    US     Immunomedics Inc. *                                15,282,118
  306,600    US     InterMune Inc. *                                   15,103,116
  384,000    US     Invitrogen Corp. *                                 23,781,120
  213,100    US     La Jolla Pharmaceutical Co. *                       1,905,114
  850,200    US     Medarex Inc. *                                     15,269,592
  777,000    US     MedImmune Inc. *                                   36,013,950
  475,300    US     Millennium Pharmaceuticals
                    Inc. *                                             11,649,603
  538,450    US     NeoPharm Inc.                                      13,488,172
  102,600    US     Neurocrine Biosciences Inc. *                       5,264,406
  314,500    US     OSI Pharmaceuticals Inc. *                         14,385,230
  425,800    UK     Oxford GlycoSciences PLC *                          4,028,113
  726,800    US     PRAECIS Pharmaceuticals Inc. *                      4,229,976
  499,200    US     Protein Design Labs Inc. *                         16,438,656
  807,000    US     Seattle Genetics Inc. *                             4,599,900
                                                                     ------------
                                                                      493,706,953
                                                                     ------------
                    HEALTH CARE EQUIPMENT &
                    SUPPLIES                                   5.1%
  123,100    US     Biomet Inc.                                         3,803,790
  194,800    US     Cytyc Corp. *                                       5,084,280

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Biotechnology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                    HEALTH CARE EQUIPMENT &
                    SUPPLIES (CONTINUED)
   10,000    US     Rita Medical Systems Inc. *                      $     66,700
  597,300    US     Waters Corp. *                                     23,145,375
                                                                     ------------
                                                                       32,100,145
                                                                     ------------
                    HEALTH CARE PROVIDERS &
                    SERVICES                                   3.3%
  235,500    US     Anthem Inc. *                                      11,657,250
  112,200    US     Laboratory Corp. of America
                    Holdings *                                          9,071,370
                                                                     ------------
                                                                       20,728,620
                                                                     ------------
                    PHARMACEUTICALS                           12.3%
  315,600    US     Adolor Corp. *                                      5,665,020
   83,200    US     Allergan Inc.                                       6,244,160
  139,000    US     American Home Products Corp.                        8,529,040
  450,000    US     American Pharmaceutical
                    Partners Inc. *                                     9,360,000
  550,000    US     Inhale Therapeutic Systems
                    Inc. *                                             10,202,500
  290,000    US     King Pharmaceuticals Inc. *                        12,217,700
  300,000    US     MGI Pharma Inc. *                                   4,584,000
  267,400    US     Pfizer Inc.                                        10,655,890
   11,425    CH     Serono S.A. (B Shares)                              9,970,984
    4,800    US     Versicor Inc. *                                        97,680
                                                                     ------------
                                                                       77,526,974
                                                                     ------------
TOTAL EQUITY INVESTMENTS (COST $696,714,565)                  99.2%   624,062,692
                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Biotechnology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                         % OF           VALUE
SHARES     COUNTRY                                    NET ASSETS       (NOTE 1)

---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
                    MONEY MARKET FUNDS                         0.8%
2,577,445    US     SSgA Money Market Fund                           $  2,577,445
2,577,445    US     SSgA U.S. Government Money
                    Market Fund                                         2,577,445
                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,154,890)                 0.8%     5,154,890
                                                                     ------------

TOTAL INVESTMENTS (COST $701,869,455) **                     100.0%   629,217,582

                    OTHER ASSETS LESS LIABILITIES              0.0%       311,774
                                                                     ------------
                    NET ASSETS                               100.0%  $629,529,356
                                                                     ============

--------------------------------

*    Non-income producing security

Tax Information:

** For Federal income tax purposes, cost is $732,728,871 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $  42,167,642
Unrealized depreciation                              (145,678,931)
                                                    -------------
Net unrealized depreciation                         $(103,511,289)
                                                    =============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                 % OF NET ASSETS
                                         -------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER     TOTAL

------------------------------------------------------------------------
Switzerland                       CH        1.6%        --        1.6%
United Kingdom                    UK        2.2%        --        2.2%
United States                     US       95.4%       0.8%      96.2%
                                         ------     ------      -----
  Total                                    99.2%       0.8%     100.0%
                                         ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Management's Performance Review

        The attacks of September 11 had the most significant impact on the U.S. markets over the last six months. With the economy already slowing, the attacks put further pressure on growth. The Federal Reserve responded by aggressively lowering rates and providing liquidity to the financial markets. While lower rates kept the decline from worsening, they were not enough to keep the United States economy out of recession.

        Stock prices declined steadily through the third quarter, but recouped a good share of their losses with a strong year-end rally. Bonds were strong but gave back earlier gains toward year-end. For the six-month period ending December 31, 2001, the Dresdner RCM Balanced Fund fell 3.01% while the unmanaged benchmark, a 60%/40% blend of the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index, fell 1.32%. The Fund's broad-based benchmark, the S&P 500 Index, also fell by 5.56%.

MARKET REVIEW

        Technology and media stocks experienced the largest price declines during the period. Even traditionally defensive sectors, such as pharmaceuticals, posted declines. Few sectors of the market were able to avoid the downdraft with one notable exception: consumer stocks. These stocks posted solid returns as consumers refused to curtail spending.

        U.S. Treasury bonds benefited throughout the second half of 2001, due to the Fed's continued commitment to lower short term interest rates in an effort to jump-start economic recovery. Additionally, the U.S. Treasury announced in October that it would eliminate the sale of 30-year bonds, which caused an immediate bid for bonds especially in the long term. During the fourth quarter, however, some signs emerged projecting the beginnings of a recovery, on which investors seemed to pin their hopes by selling treasuries in favor of riskier bonds and stocks. U.S. Treasuries, with maturities greater than one year, ended the fourth quarter with higher yields and the yield curve assumed a significantly flatter slope relative to the end of the third quarter. Meanwhile, non-treasuries posted stronger returns as investors felt more confident about future prospects for corporate growth and risk appetites increased accordingly.

FACTORS AFFECTING PERFORMANCE

        With the allocation to equities averaging 56% during the period, the Fund was unable to avoid the downdraft in the United States stock market. The portfolio management team maintained an overweight to pharmaceutical stocks and an underweight to technology stocks during the second half of 2001. While industry strategy aided performance, it was offset by unfavorable stock selection. Overweighting the biotechnology and the household & personal products sectors helped industry allocation. Overweighting the software sector and underweighting retailing sectors hindered returns. Stock picks that negatively affected performance for the Fund included Qwest Communications, Enron, and Weatherford. The Fund was positively impacted by its holdings in Tyco International, Anheuser-Busch and Nokia.

        The portfolio themes for the fixed income portion of the Fund remained consistent throughout most of the second half of 2001. The portfolio continued to be structured with a moderately long duration position relative to market benchmarks. With respect to non-treasury sectors, the portfolio had moderately overweight positions in corporate bonds and asset backed securities. Modest overweights in mortgage-backed and agency securities constituted the remainder of our spread product allocations.

OUTLOOK

        Dresdner RCM continues to be somewhat cautious on the equity market and the economy as a whole. While some of the economic data is not as bad as some had feared, in Dresdner RCM's opinion, it does not support the widespread belief that a relatively robust recovery is in the cards for early 2002. We believe earnings expectations are likely to fall over the next couple of quarters and many stocks currently sell at relatively high valuations. The portfolio management team believes yields may rebound in the future but that current economic data supports stable yields in the short term.

        For the equity portion of the Fund, the portfolio remains more defensive, with an underweight to cyclical sectors including technology and consumer discretionary and a significant overweight to pharmaceuticals. For the fixed income portion of the Fund, the portfolio retains a small overweight in duration. As for spread products, the portfolio is overweighting positions in high quality, prepayment-protected asset-backed securities and is evaluating opportunities in the corporate bond universe.

 Dresdner RCM Balanced Fund
 Total Return Index Comparison(d)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/15/99 - 12/31/01)(e)

                                             BLENDED S&P 500
                                 LEHMAN          /LEHMAN
                                BROTHERS        BROTHERS
        CLASS I    S&P 500   AGGREGATE BOND     AGGREGATE
       SHARES(E)  INDEX(A)      INDEX(B)      BOND INDEX(C)
12/99    $10,000    $10,000         $10,000          $10,000
12/99    $10,650    $10,400          $9,938          $10,215
1/00     $10,500     $9,878          $9,905           $9,894
2/00     $10,670     $9,691         $10,025           $9,829
3/00     $11,240    $10,639         $10,157          $10,458
4/00     $10,875    $10,318         $10,128          $10,257
5/00     $10,584    $10,107         $10,123          $10,129
6/00     $10,945    $10,356         $10,333          $10,363
7/00     $10,886    $10,194         $10,427          $10,304
8/00     $11,339    $10,827         $10,579          $10,747
9/00     $10,957    $10,256         $10,645          $10,434
10/00    $10,886    $10,213         $10,716          $10,435
11/00    $10,239     $9,408         $10,891          $10,010
12/00    $10,369     $9,454         $11,094          $10,114
1/01     $10,512     $9,790         $11,275          $10,396
2/01      $9,858     $8,897         $11,373           $9,863
3/01      $9,357     $8,333         $11,430           $9,507
4/01      $9,801     $8,980         $11,382           $9,935
5/01      $9,842     $9,040         $11,450           $9,998
6/01      $9,627     $8,820         $11,493           $9,867
7/01      $9,574     $8,734         $11,751           $9,898
8/01      $9,191     $8,187         $11,886           $9,572
9/01      $8,913     $7,526         $12,024           $9,152
10/01     $9,120     $7,669         $12,275           $9,334
11/01     $9,370     $8,258         $12,106           $9,712
12/01     $9,337  $8,330(a)      $12,028(b)        $9,738(c)

PERFORMANCE(d)
DECEMBER 31, 2001

                                                                 CUMULATIVE
                                                        SINCE      SINCE
BALANCED FUND                   6 MONTHS(F)  1 YEAR   INCEPTION  INCEPTION
Class I
Average Annual Total Return(e)    -3.01%      -9.95%   -3.30%      -6.63%
S&P 500 Index
Average Annual Total Return(a)    -5.56%     -11.89%   -8.57%     -16.70%
Lehman Brothers Aggregate Bond
Index Average Annual Total
Return(b)                          4.65%       8.42%    9.47%      20.28%
Blended S&P 500 Index/Lehman
Brothers Aggregate Bond Index
Average Annual Total Return(c)    -1.32%      -3.72%   -1.29%      -2.62%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(b) The Lehman Brothers Aggregate Bond Index, which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
(c) The Blended S&P 500 Index/Lehman Brothers Aggregate Bond Index is a blended index comprised of the performance of the two indexes weighted 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.
(d) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(e)  Class I shares commenced operations on December 15, 1999.
(f)  Unannualized.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                 % OF           VALUE
SHARES       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                                     6.7%
                      CAPITAL GOODS                                    5.4%
      2,000    US     General Dynamics Corp.                                 $   159,280
     19,000    US     General Electric Co.                                       761,520
     13,000    BH     Tyco International Ltd.                                    765,700
                                                                             -----------
                                                                               1,686,500
                                                                             -----------
                      COMMERCIAL SERVICES & SUPPLIES                   0.6%
      3,000    US     Automatic Data Processing Inc.                             176,700
                                                                             -----------
                      TRANSPORTATION                                   0.7%
      4,000    US     United Parcel Service Inc.
                      (Class B)                                                  218,000
                                                                             -----------
CONSUMER DISCRETIONARY SECTOR                                          5.0%
                      CONSUMER DURABLES & APPAREL                      0.6%
      3,000    US     NIKE Inc. (Class B)                                        168,720
                                                                             -----------
                      HOTELS, RESTAURANTS & LEISURE                    0.4%
      7,000    US     Starbucks Corp. *                                          133,350
                                                                             -----------
                      MEDIA                                            1.4%
      7,000    US     AOL Time Warner Inc. *                                     224,700
      6,000    US     Comcast Corp. (Class A) *                                  216,000
                                                                             -----------
                                                                                 440,700
                                                                             -----------
                      RETAILING                                        2.6%
      4,500    US     Home Depot Inc.                                            229,545
      2,500    US     Target Corp.                                               102,625
      8,000    US     Wal-Mart Stores Inc.                                       460,400
                                                                             -----------
                                                                                 792,570
                                                                             -----------
CONSUMER STAPLES SECTOR                                                8.8%
                      FOOD & DRUG RETAILING                            2.0%
     15,000    US     SYSCO Corp.                                                393,300
      7,000    US     Walgreen Co.                                               235,620
                                                                             -----------
                                                                                 628,920
                                                                             -----------
                      FOOD, BEVERAGE & TOBACCO                         4.8%
     14,000    US     Anheuser-Busch Cos. Inc.                                   632,940
      4,000    US     Coca-Cola Co.                                              188,600

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                 % OF           VALUE
SHARES       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      FOOD, BEVERAGE & TOBACCO (CONTINUED)
      4,000    US     Kraft Foods Inc. (Class A)                             $   136,120
     11,000    US     PepsiCo Inc.                                               535,590
                                                                             -----------
                                                                               1,493,250
                                                                             -----------
                      HOUSEHOLD & PERSONAL PRODUCTS                    2.0%
      5,000    US     Colgate-Palmolive Co.                                      288,750
      2,500    US     Kimberly-Clark Corp.                                       149,500
      2,100    US     Procter & Gamble Co.                                       166,173
                                                                             -----------
                                                                                 604,423
                                                                             -----------
ENERGY SECTOR                                                          3.4%
                      ENERGY                                           3.4%
      2,000    US     ChevronTexaco Corp.                                        179,220
     13,000    US     Exxon Mobil Corp.                                          510,900
      3,500    US     Schlumberger Ltd.                                          192,325
      4,500    US     Transocean Sedco Forex Inc.                                152,190
                                                                             -----------
                                                                               1,034,635
                                                                             -----------
FINANCIAL SECTOR                                                       7.8%
                      BANKS                                            2.4%
      4,000    US     Bank of New York Inc.                                      163,200
      8,000    US     Citigroup Inc.                                             403,840
      4,500    US     Wells Fargo & Co.                                          195,525
                                                                             -----------
                                                                                 762,565
                                                                             -----------
                      DIVERSIFIED FINANCIALS                           2.5%
      7,000    US     Federal National Mortgage
                      Association                                                556,500
      4,000    US     Merrill Lynch & Co. Inc.                                   208,480
                                                                             -----------
                                                                                 764,980
                                                                             -----------
                      INSURANCE                                        2.9%
      9,000    US     American International Group Inc.                          714,600
      1,700    US     Marsh & McLennan Cos. Inc.                                 182,665
                                                                             -----------
                                                                                 897,265
                                                                             -----------
HEALTH CARE SECTOR                                                    16.5%
                      BIOTECHNOLOGY                                    2.5%
      8,000    US     Amgen Inc. *                                               451,520
      1,700    US     Genentech Inc. *                                            92,225
      2,100    US     Human Genome Sciences Inc. *                                70,812

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                 % OF           VALUE
SHARES       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      BIOTECHNOLOGY (CONTINUED)
      2,500    US     MedImmune Inc. *                                       $   115,875
      2,500    US     Millennium Pharmaceuticals Inc. *                           61,275
                                                                             -----------
                                                                                 791,707
                                                                             -----------
                      HEALTH CARE EQUIPMENT & SUPPLIES                 2.8%
      4,000    US     Baxter International Inc.                                  214,520
      8,000    US     Johnson & Johnson                                          472,800
      4,500    US     Waters Corp. *                                             174,375
                                                                             -----------
                                                                                 861,695
                                                                             -----------
                      HEALTH CARE PROVIDERS & SERVICES                 0.3%
      4,500    US     IMS Health Inc.                                             87,795
                                                                             -----------
                      PHARMACEUTICALS                                 10.9%
      7,000    US     American Home Products Corp.                               429,520
      2,700    US     Bristol-Myers Squibb Co.                                   137,700
      3,500    US     Eli Lilly & Co.                                            274,890
      4,500    UK     GlaxoSmithKline PLC (ADR)                                  224,190
      6,000    US     Merck & Co. Inc.                                           352,800
     29,000    US     Pfizer Inc.                                              1,155,650
     10,000    US     Pharmacia Corp.                                            426,500
     10,000    US     Schering-Plough Corp.                                      358,100
                                                                             -----------
                                                                               3,359,350
                                                                             -----------
TECHNOLOGY SECTOR                                                      7.5%
                      COMMUNICATIONS EQUIPMENT                         1.6%
     10,000    US     Cisco Systems Inc. *                                       181,100
      9,000    FI     Nokia Oyj (ADR)                                            220,770
      1,600    US     QUALCOMM Inc. *                                             80,800
                                                                             -----------
                                                                                 482,670
                                                                             -----------
                      COMPUTERS & PERIPHERALS                          1.4%
      3,500    US     International Business Machines
                      Corp.                                                      423,360
                                                                             -----------
                      SEMICONDUCTORS & INSTRUMENTS                     1.0%
      8,000    US     Intel Corp.                                                251,600
      1,200    US     Maxim Integrated Products Inc. *                            63,012
                                                                             -----------
                                                                                 314,612
                                                                             -----------
                      SOFTWARE                                         3.5%
     11,000    US     Microsoft Corp. *                                          728,970
     10,000    US     Oracle Corp. *                                             138,100

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                 % OF           VALUE
SHARES       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      SOFTWARE (CONTINUED)
      3,000    US     Siebel Systems Inc. *                                  $    83,940
      3,000    US     VERITAS Software Corp. *                                   134,490
                                                                             -----------
                                                                               1,085,500
                                                                             -----------
TELECOMMUNICATION SERVICES SECTOR                                      2.5%
                      TELECOMMUNICATION SERVICES                       2.5%
     14,000    US     Nextel Communications Inc.
                      (Class A) *                                                153,440
      4,000    US     Qwest Communications International
                      Inc.                                                        56,520
      4,000    US     SBC Communications Inc.                                    156,680
      9,000    UK     Vodafone Group PLC (ADR)                                   231,120
     12,000    US     WorldCom Inc.-WorldCom Group                               168,960
                                                                             -----------
                                                                                 766,720
                                                                             -----------
TOTAL EQUITY INVESTMENTS (COST $19,374,595)                           58.2%   17,975,987
                                                                             -----------
   FACE
  AMOUNT
-----------
DEBT INVESTMENTS
                      ASSET-BACKED SECURITIES                          0.9%
$    15,000    US     Carco Auto Loan Master Trust, Series
                      1999-4, Class A,
                      6.430%, maturing 11/15/04                                   15,560
    100,000    US     Citibank Credit Card Master Trust I,
                      Series 1999-5, Class A,
                      6.100%, maturing 05/15/08                                  103,937
    100,000    US     Ford Credit Auto Owner Trust, Series
                      2000-C, Class B,
                      7.500%, maturing 10/15/04                                  105,379
     40,000    US     Green Tree Financial Corp., Series
                      1998-6, Class A6,
                      6.270%, maturing 07/01/21                                   41,128
     13,808    US     Green Tree Home Equity Loan Trust,
                      Series 1999-A, Class A5,
                      6.130%, maturing 02/15/19                                   14,214
                                                                             -----------
                                                                                 280,218
                                                                             -----------
                      COLLATERALIZED MORTGAGE OBLIGATIONS              4.5%
     55,000    US     Chase Commercial Mortgage Securities
                      Corp., Series 1999-2, Class A2,
                      7.198%, maturing 11/15/09                                   58,360
     95,000    US     Chase Commercial Mortgage Securities
                      Corp., Series 2000-2, Class A2,
                      7.631%, maturing 06/15/10                                  103,116
    100,000    US     Commercial Mortgage Asset Trust,
                      Series 1999-C2, Class A2,
                      7.546%, maturing 01/17/10                                  107,727

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

FACE                                                             % OF           VALUE
AMOUNT       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------

DEBT INVESTMENTS (CONTINUED)
                      COLLATERALIZED MORTGAGE OBLIGATIONS
                      (CONTINUED)
$   165,000    US     Commercial Mortgage Asset Trust,
                      Series 1999-C1, Class A3,
                      6.640%, maturing 09/17/10                              $   170,900
     65,000    US     Credit Suisse First Boston Mortgage
                      Securities Corp., Series 1999-C1,
                      Class A2,
                      7.290%, maturing 09/15/09                                   69,316
    150,000    US     DLJ Commercial Mortgage Corp.,
                      Series 1999-CG2, Class A1B,
                      7.300%, maturing 06/10/09                                  160,537
     17,548    US     Green Tree Financial Corp., Series
                      1998-2, Class A5,
                      6.240%, maturing 11/01/16                                   17,968
    150,000    US     LB Commercial Conduit Mortgage
                      Trust, Series 1998-C1, Class A3,
                      6.480%, maturing 01/18/08                                  154,589
    470,000    US     LB-UBS Commercial Mortgage Trust
                      Series 2001-C7, Class A5
                      6.133%, maturing 12/15/30                                  462,973
     65,000    US     Nomura Asset Securities Corp.,
                      Series 1998-D6, Class A1B,
                      6.590%, maturing 03/17/28                                   67,449
     12,747    US     Oakwood Mortgage Investors Inc.,
                      Series 1998-B, Class A3,
                      6.200%, maturing 01/15/15                                   12,975
                                                                             -----------
                                                                               1,385,910
                                                                             -----------
                      CORPORATE BONDS                                 10.4%
    215,000    CA     Hydro-Quebec,
                      8.050%, maturing 07/07/24                                  253,489
    105,000    CA     Quebec Province,
                      8.625%, maturing 01/19/05                                  116,400
    255,000    LU     Tyco International Group S.A.,
                      6.125%, maturing 11/01/08                                  252,144
     35,000    UK     Barclays Bank PLC, (144A),
                      8.550%, maturing 06/15/11                                   39,081
    180,000    UK     National Westminster Bank PLC,
                      7.375%, maturing 10/01/09                                  195,071
    145,000    UK     Royal & Sun Alliance Insurance Group
                      PLC,
                      8.950%, maturing 10/15/29                                  154,561
    130,000    US     AT&T Corp.,
                      6.500%, maturing 03/15/29                                  112,346
     80,000    US     AT&T Wireless Services Inc.,
                      8.750%, maturing 03/01/31                                   90,930
    240,000    US     Bank of America Corp.,
                      4.750%, maturing 10/15/06                                  235,229
     85,000    US     Coca-Cola Enterprises Inc.,
                      6.750%, maturing 09/15/28                                   86,415

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

FACE                                                             % OF           VALUE
AMOUNT       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------

DEBT INVESTMENTS (CONTINUED)
                      CORPORATE BONDS (CONTINUED)
$    45,258    US     Continental Airlines Inc.,
                      7.256%, maturing 03/15/20                              $    40,457
    150,000    US     CSX Corp.,
                      7.900%, maturing 05/01/17                                  167,635
    180,000    US     Devon Financing Corp. ULC, (144A)
                      6.875%, maturing 09/30/11                                  176,309
    100,000    US     Ford Motor Co.,
                      7.450%, maturing 07/16/31                                   91,876
    120,000    US     General Motors Acceptance Corp.,
                      6.875%, maturing 09/15/11                                  117,752
     95,000    US     GTE Corp.,
                      6.940%, maturing 04/15/28                                   94,521
    115,000    US     Phillips Petroleum Co.,
                      8.750%, maturing 05/25/10                                  134,058
    195,000    US     PNC Funding Corp.,
                      5.750%, maturing 08/01/06                                  198,010
     75,000    US     Sprint Capital Corp.,
                      7.625%, maturing 01/30/11                                   78,905
    210,000    US     Target Corp.,
                      5.400%, maturing 10/01/08                                  207,680
    100,000    US     Time Warner Inc.,
                      10.150%, maturing 05/01/12                                 126,083
    160,000    US     US Bank NA,
                      5.700%, maturing 12/15/08                                  156,767
     90,000    US     Wal-Mart Stores Inc.,
                      7.250%, maturing 06/01/13                                   99,339
                                                                             -----------
                                                                               3,225,058
                                                                             -----------
                      U.S. GOVERNMENT AND AGENCY BONDS                21.4%
        782    US     Federal Home Loan Mortgage Corp.,
                      10.250%, maturing 06/01/09                                     867
        342    US     Federal Home Loan Mortgage Corp.,
                      10.750%, maturing 10/01/10                                     384
    950,000    US     Federal Home Loan Mortgage Corp.,
                      5.500%, maturing 09/15/11                                  930,848
    100,000    US     Federal National Mortgage
                      Association,
                      3.500%, maturing 09/15/04                                   99,078
    115,000    US     Federal National Mortgage
                      Association,
                      5.250%, maturing 06/15/06                                  117,102
    280,044    US     Federal National Mortgage
                      Association,
                      7.000%, maturing 08/01/15                                  289,669
    315,000    US     Federal National Mortgage
                      Association,
                      6.250%, maturing 05/15/29                                  313,671
    335,000    US     Federal National Mortgage
                      Association, **
                      6.000%, 30 Year, TBA                                       327,566
    410,000    US     Federal National Mortgage
                      Association, **
                      6.000%, 30 Year, TBA                                       400,902

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

FACE                                                             % OF           VALUE
AMOUNT       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------

DEBT INVESTMENTS (CONTINUED)
                      U.S. GOVERNMENT AND AGENCY BONDS
                      (CONTINUED)
$   375,000    US     Federal National Mortgage
                      Association, **
                      6.000%, 30 Year, TBA                                   $   366,679
  2,525,000    US     Federal National Mortgage
                      Association, **
                      6.500%, 30 Year, TBA                                     2,525,000
  1,000,000    US     Federal National Mortgage
                      Association, **
                      6.500%, 30 Year, TBA                                     1,000,000
    135,618    US     Government National Mortgage
                      Association,
                      7.500%, maturing 11/15/29                                  140,365
     95,181    US     Government National Mortgage
                      Association,
                      8.000%, maturing 04/15/30                                   99,642
                                                                             -----------
                                                                               6,611,773
                                                                             -----------
TOTAL DEBT INVESTMENTS (COST $11,470,519)                             37.2%   11,502,959
                                                                             -----------
SHORT-TERM INVESTMENTS
                      COMMERCIAL PAPER                                13.0%
    620,000    US     American Express Credit Corp., ***
                      2.250%, maturing 01/15/02                                  619,457
    700,000    US     American General Finance Corp., ***
                      1.730%, maturing 02/08/02                                  698,722
    345,000    US     Citicorp,
                      1.768%, maturing 01/16/02                                  344,740
    500,000    US     Ford Motor Credit Co., ***
                      2.530%, maturing 02/12/02                                  498,524
    500,000    US     General Motors Acceptance
                      Corp., ***
                      3.050%, maturing 01/14/02                                  499,449
    620,000    US     Walt Disney Co., ***
                      2.900%, maturing 01/29/02                                  618,602
    750,000    US     Wells Fargo Financial Inc., ***
                      1.930%, maturing 01/07/02                                  749,759
                                                                             -----------
                                                                               4,029,253
                                                                             -----------

  SHARES
-----------
                      MONEY MARKET FUNDS                               0.9%
    139,947    US     SSgA Money Market Fund ***                                 139,947
    139,947    US     SSgA U.S. Government Money Market
                      Fund ***                                                   139,947
                                                                             -----------
                                                                                 279,894
                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

FACE                                                             % OF           VALUE
AMOUNT       COUNTRY                                          NET ASSETS      (NOTE 1)

----------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AND AGENCY BONDS                 5.2%
$   800,000    US     Federal Home Loan Bank, ***
                      1.680%, maturing 01/16/02                              $   799,440
    800,000    US     Federal National Mortgage
                      Association, ***
                      1.660%, maturing 02/08/02                                  798,598
                                                                             -----------
                                                                               1,598,038
                                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $5,907,185)                        19.1%    5,907,185
                                                                             -----------

TOTAL INVESTMENTS (COST $36,752,299) ****                            114.5%   35,386,131
                                                                             -----------

                      OTHER ASSETS LESS LIABILITIES                  (14.5)%  (4,490,258)
                                                                             -----------
                      NET ASSETS                                     100.0%  $30,895,873
                                                                             ===========

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

144A Security is purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

** Settlement of mortgage backed securities is on a delayed delivery basis with the final maturity to be announced (TBA) in the future. At
     December 31, 2001, the cost of the Fund's forward commitment purchased was $4,295,777.14.

*** A portion of this security and cash have been segregated to cover the forward commitment purchase.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Balanced Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

Tax Information:

**** For Federal income tax purposes, cost is $37,319,297 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $  790,679
Unrealized depreciation                             (2,723,845)
                                                    ----------
Net unrealized depreciation                         $(1,933,166)
                                                    ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investment in securities at December 31, 2001 categorized by country:

                                                % OF NET ASSETS
                                    ---------------------------------------
                           COUNTRY                    SHORT-TERM
COUNTRY                     CODE    EQUITIES   DEBT   AND OTHER     TOTAL

---------------------------------------------------------------------------
Bermuda                      BH        2.5%     --         --        2.5%
Canada                       CA         --     1.2%        --        1.2%
Finland                      FI        0.7%     --         --        0.7%
Luxembourg                   LU         --     0.8%        --        0.8%
United Kingdom               UK        1.5%    1.2%        --        2.7%
United States                US       53.5%   34.0%       4.6%      92.1%
                                    ------    ----     ------      -----
  Total                               58.2%   37.2%       4.6%     100.0%
                                    ======    ====     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Equity Fund
 Management's Performance Review

        Global equity returns in the second half of 2001 represent a tale of two very different quarters. Markets were considerably weaker in the third quarter, spurred by the terrorist events of September 11, and then staged a rally in the fourth quarter. In this volatile market environment, the Dresdner RCM Global Equity Fund declined by 10.11% and the Morgan Stanley Capital International
(MSCI) All Country World Free Index fell by 6.64% during the six-month period ended December 31, 2001.

MARKET ENVIRONMENT

        Despite six interest rate cuts by the U.S. Federal Reserve in the first half of the year, global equity markets fell in the third quarter as hopes for a recovery rapidly diminished. The scenario worsened after the September 11 terrorist attacks as concerns mounted of a global recession led by the United States.

        As it became more clear that the global economy was much sicker than anticipated, the central banks of the world prescribed a solution in the form of heavy interest rate cuts during the second half of the year: the European Central Bank (ECB) and the Bank of England both reduced rates by 125 basis points; the Bank of Japan, which had already lowered interest rates to 0% earlier in the year, increased the level of surplus liquidity in the financial system; and finally, the U.S. Federal Reserve cut interest rates by 200 basis points to a forty year low, providing some hope for foreign export markets.

        As the second half of the year progressed, global equity markets started to look through the bad news of the day -- i.e., recessions in the United States and Japan, and zero growth in Europe -- in favor of the prospects for both an economic and an earnings recovery in 2002. Accordingly, markets rebounded strongly in the fourth quarter.

PORTFOLIO REVIEW

        The portfolio underperformed its benchmark due to both industry allocation and stock selection. Industry allocation was impaired by underweight positions in the food, beverage, tobacco, and household products industries. This was partially offset by an effective strategy of overweighting the semiconductor and biotechnology industries. However, stock selection was strongest within the semiconductors (i.e., United Microelectronics and Taiwan Semiconductor in Taiwan, Nvidia in the United States and Samsung in South Korea), capital goods (i.e., Rockwell Collins, Tyco International and Parker Hannifin Corp. in the United States), and food, beverage, and tobacco (i.e., Tyson Foods and Kraft Foods in the United States) industries.

OUTLOOK

        Thus far, liquidity and hope have largely driven the rally in global markets. Based upon Dresdner RCM Global Investors LLC's ("Dresdner RCM") bottom-up research of companies, it is their belief that the market sentiment has turned too positive relative to the fundamentals. Accordingly, the portfolio management team continues to stress visible earnings growth in the portfolio. The portfolio is overweight in the insurance and the hotels, restaurant, and leisure industries. While the technology sector represents the portfolio's largest overweight, Dresdner RCM continues to carefully monitoring these stocks on a valuation basis given the market volatility and the recent appreciation in these shares. On a regional basis, the portfolio moved to a more underweight position in Japan given concerns regarding the banking industry and weakness in the yen.

 Dresdner RCM Global Equity Fund
 Total Return Index Comparison(c)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/30/98 - 12/31/01)(d)

       CLASS I SHARES(D)  S&P 500 INDEX(A)  MSCI-ACWI FREE(B)
12/98            $10,000           $10,000            $10,000
1/99             $10,300           $10,418            $10,204
2/99              $9,940           $10,094             $9,948
3/99             $10,430           $10,498            $10,396
4/99             $10,520           $10,904            $10,845
5/99             $10,160           $10,647            $10,462
6/99             $11,000           $11,238            $10,983
7/99             $11,130           $10,887            $10,938
8/99             $11,320           $10,833            $10,925
9/99             $11,380           $10,536            $10,807
10/99            $12,260           $11,203            $11,353
11/99            $13,850           $11,430            $11,707
12/99            $16,220           $12,104            $12,682
1/00             $15,759           $11,496            $11,998
2/00             $17,266           $11,279            $12,039
3/00             $17,266           $12,382            $12,830
4/00             $15,934           $12,009            $12,254
5/00             $14,919           $11,763            $11,935
6/00             $16,292           $12,052            $12,246
7/00             $15,852           $11,864            $11,886
8/00             $17,009           $12,601            $12,255
9/00             $15,954           $11,936            $11,582
10/00            $15,493           $11,885            $11,355
11/00            $13,997           $10,949            $10,651
12/00            $14,469           $11,003            $10,913
1/01             $14,283           $11,393            $11,189
2/01             $12,936           $10,354            $10,248
3/01             $11,847            $9,698             $9,558
4/01             $12,893           $10,451            $10,254
5/01             $12,693           $10,521            $10,140
6/01             $12,234           $10,266             $9,830
7/01             $11,690           $10,165             $9,675
8/01             $11,031            $9,529             $9,230
9/01              $9,856            $8,759             $8,387
10/01            $10,057            $8,926             $8,565
11/01            $10,787            $9,610             $9,092
12/01            $10,997         $9,695(a)          $9,177(b)

PERFORMANCE(c)
DECEMBER 31, 2001

                                                                     CUMULATIVE
                                                            SINCE      SINCE
GLOBAL EQUITY FUND         6 MONTHS(E)  1 YEAR   3 YEARS  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(d)                    -10.11%    -24.00%   3.22%     3.22%       9.97%
S&P 500 Stock Index
Average Annual Total
Return(a)                     -5.56%    -11.88%  -1.03%    -1.03%      -3.05%
MSCI-ASWI Free
Average Annual Total
Return(b)                     -6.64%    -15.91%  -2.82%    -2.82%      -8.23%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(b) The MSCI All Country World Free Index ("ACWI") is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries in the Americas, Europe/Middle East, and Asia/Pacific regions. The Index is calculated without dividends or with gross dividends reinvested, in both U.S. Dollars and local currencies. The MSCI ACWI Free Index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d)  Class I shares commenced operations on December 30, 1998.
(e)  Unannualized.

 Dresdner RCM Global Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES   COUNTRY                                     NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                          12.2%
                  CAPITAL GOODS                              9.6%
    300    US     General Electric Co.                              $   12,024
    400    US     Parker-Hannifin Corp.                                 18,364
  1,200    US     Rockwell Collins Inc.                                 23,400
    100    JP     SMC Corp.                                             10,179
  1,000    JP     Sumitomo Electric Industries
                  Ltd.                                                   6,982
    475    BH     Tyco International Ltd.                               27,977
                                                                    ----------
                                                                        98,926
                                                                    ----------
                  COMMERCIAL SERVICES & SUPPLIES             1.6%
    500    US     Manpower Inc.                                         16,855
                                                                    ----------
                  TRANSPORTATION                             1.0%
    190    US     United Parcel Service Inc.
                  (Class B)                                             10,355
                                                                    ----------
CONSUMER DISCRETIONARY SECTOR                               16.6%
                  AUTOMOBILES & COMPONENTS                   2.1%
  1,025    US     Delphi Automotive Systems
                  Corp.                                                 14,001
    300    JP     Toyota Motor Corp.                                     7,600
                                                                    ----------
                                                                        21,601
                                                                    ----------
                  HOTELS, RESTAURANTS & LEISURE              2.9%
  1,650    UK     Compass Group PLC                                     12,367
    300    US     Starbucks Corp. *                                      5,715
    400    US     Starwood Hotels & Resorts
                  Worldwide Inc.                                        11,940
                                                                    ----------
                                                                        30,022
                                                                    ----------
                  MEDIA                                      9.5%
    352    US     AOL Time Warner Inc. *                                11,299
    850    UK     British Sky Broadcasting Group
                  PLC *                                                  9,352
    475    US     Cablevision Systems New York
                  Group (Class A)                                       22,539
    230    US     Comcast Corp. (Class A) *                              8,280
    575    US     Gemstar-TV Guide International
                  Inc. *                                                15,928
     20    JP     Nippon Television Network
                  Corp.                                                  4,259
    675    US     The Walt Disney Co.                                   13,986
    275    NL     Wolters Kluwer N.V.                                    6,268
    500    UK     WPP Group PLC                                          5,531
                                                                    ----------
                                                                        97,442
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES   COUNTRY                                     NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                  RETAILING                                  2.1%
    200    US     Home Depot Inc.                                   $   10,202
    200    US     Wal-Mart Stores Inc.                                  11,510
                                                                    ----------
                                                                        21,712
                                                                    ----------
CONSUMER STAPLES SECTOR                                      4.9%
                  FOOD & DRUG RETAILING                      1.5%
    250    US     Safeway Inc. *                                        10,438
    150    US     Walgreen Co.                                           5,049
                                                                    ----------
                                                                        15,487
                                                                    ----------
                  FOOD, BEVERAGE & TOBACCO                   1.9%
    300    BE     Interbrew                                              8,213
     55    CH     Nestle S.A.                                           11,727
                                                                    ----------
                                                                        19,940
                                                                    ----------
                  HOUSEHOLD & PERSONAL PRODUCTS              1.5%
    500    US     International Flavors &
                  Fragrances Inc.                                       14,855
                                                                    ----------
ENERGY SECTOR                                                3.9%
                  ENERGY                                     3.9%
    275    US     Apache Corp.                                          13,717
    110    FR     TotalFinaElf S.A.                                     15,710
    325    US     Transocean Sedco Forex Inc.                           10,991
                                                                    ----------
                                                                        40,418
                                                                    ----------
FINANCIAL SECTOR                                            16.9%
                  BANKS                                      7.1%
    250    US     Citigroup Inc.                                        12,620
    325    CH     Credit Suisse Group *                                 13,859
    135    US     Fifth Third Bancorp                                    8,313
    350    US     J.P. Morgan Chase & Co.                               12,722
    530    UK     Royal Bank of Scotland Group
                  PLC                                                   12,897
    255    CH     UBS AG *                                              12,871
                                                                    ----------
                                                                        73,282
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES   COUNTRY                                     NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                  DIVERSIFIED FINANCIALS                     2.5%
    100    JP     ORIX Corp.                                        $    8,958
    700    US     The Principal Financial Group
                  Inc. *                                                16,800
                                                                    ----------
                                                                        25,758
                                                                    ----------
                  INSURANCE                                  7.3%
    410    US     AFLAC Inc.                                            10,070
    200    US     American International Group
                  Inc.                                                  15,880
    215    BD     Everest Re Group Ltd.                                 15,200
     52    DE     Muenchener
                  Rueckversicherungs-Gesellschaft
                  AG                                                    14,119
    375    BH     PartnerRe Ltd.                                        20,250
                                                                    ----------
                                                                        75,519
                                                                    ----------
HEALTH CARE SECTOR                                          13.3%
                  BIOTECHNOLOGY                              3.1%
    110    US     Amgen Inc. *                                           6,208
    360    US     Applera Corp. - Celera
                  Genomics Group *                                       9,609
    240    US     MedImmune Inc. *                                      11,124
    200    US     Millennium Pharmaceuticals
                  Inc. *                                                 4,902
                                                                    ----------
                                                                        31,843
                                                                    ----------
                  HEALTH CARE EQUIPMENT &
                  SUPPLIES                                   3.8%
    375    US     Biomet Inc.                                           11,588
    340    US     Medtronic Inc.                                        17,411
    180    US     Stryker Corp.                                         10,506
                                                                    ----------
                                                                        39,505
                                                                    ----------
                  HEALTH CARE PROVIDERS &
                  SERVICES                                   1.7%
    250    US     Anthem Inc. *                                         12,375
    275    US     IMS Health Inc.                                        5,365
                                                                    ----------
                                                                        17,740
                                                                    ----------
                  PHARMACEUTICALS                            4.7%
    230    US     American Home Products Corp.                          14,113
    115    FR     Aventis S.A.                                           8,166
    425    UK     GlaxoSmithKline PLC                                   10,658
    350    US     Pharmacia Corp.                                       14,927
                                                                    ----------
                                                                        47,864
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES   COUNTRY                                     NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
MATERIALS SECTOR                                             4.6%
                  MATERIALS                                  4.6%
  1,806    AU     BHP Ltd.                                          $    9,707
  1,300    UK     Billiton PLC                                           6,603
  1,000    CA     Inco Ltd. *                                           16,940
    150    FR     Lafarge S.A.                                          14,010
                                                                    ----------
                                                                        47,260
                                                                    ----------
TECHNOLOGY SECTOR                                           22.6%
                  COMMUNICATIONS EQUIPMENT                   3.6%
    900    US     Motorola Inc.                                         13,519
    450    FI     Nokia Oyj                                             11,603
    240    US     QUALCOMM Inc. *                                       12,120
                                                                    ----------
                                                                        37,242
                                                                    ----------
                  COMPUTERS & PERIPHERALS                    7.3%
  1,200    US     Apple Computer Inc. *                                 26,280
    450    SG     Flextronics International Ltd.
                  *                                                     10,795
    135    US     International Business
                  Machines Corp.                                        16,330
  1,000    US     Network Appliance Inc. *                              21,870
                                                                    ----------
                                                                        75,275
                                                                    ----------
                  INFORMATION TECHNOLOGY
                  CONSULTING & SERVICES                      0.9%
    600    US     KPMG Consulting Inc. *                                 9,942
                                                                    ----------
                  SEMICONDUCTORS & INSTRUMENTS               5.5%
    425    US     Intel Corp.                                           13,366
    185    KR     Samsung Electronics Co. Ltd.
                  (144A) (GDR)                                          21,460
  2,250    TW     United Microelectronics Corp.
                  (ADR)                                                 21,600
                                                                    ----------
                                                                        56,426
                                                                    ----------
                  SOFTWARE                                   5.3%
    800    US     BEA Systems Inc. *                                    12,320
    500    IE     IONA Technologies PLC (ADR) *                         10,150
    315    US     Microsoft Corp. *                                     20,875
    290    US     VeriSign Inc. *                                       11,032
                                                                    ----------
                                                                        54,377
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES   COUNTRY                                     NET ASSETS      (NOTE 1)

------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
TELECOMMUNICATION SERVICES SECTOR                            7.4%
                  TELECOMMUNICATION SERVICES                 7.4%
    675    US     AT&T Wireless Services Inc. *                     $    9,700
    700    KR     Korea Telecom Corp. (ADR)                             14,231
    500    NL     KPN N.V. *                                             2,542
    800    US     Nextel Communications Inc.
                  (Class A) *                                            8,768
    850    PT     Portugal Telecom SGPS S.A.                             6,622
    825    US     Qwest Communications
                  International Inc.                                    11,657
    550    IT     Telecom Italia S.p.A. *                                4,701
  7,000    UK     Vodafone Group PLC                                    18,313
                                                                    ----------
                                                                        76,534
                                                                    ----------
TOTAL EQUITY INVESTMENTS (COST $1,034,636)                 102.4%    1,056,180
                                                                    ----------
SHORT-TERM INVESTMENTS
                  MONEY MARKET FUNDS                         1.2%
  6,364    US     SSgA Money Market Fund                                 6,364
  6,478    US     SSgA U.S. Government Money
                  Market Fund                                            6,478
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS (COST $12,842)                  1.2%       12,842
                                                                    ----------

TOTAL INVESTMENTS (COST $1,047,478) **                     103.6%    1,069,022

                  OTHER ASSETS LESS LIABILITIES             (3.6)%     (37,152)
                                                                    ----------
                  NET ASSETS                               100.0%   $1,031,870
                                                                    ==========

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

Tax Information:

** For Federal income tax purposes, cost is $1,073,349 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $   62,353
Unrealized depreciation                                (66,680)
                                                    ----------
Net unrealized depreciation                         $   (4,327)
                                                    ==========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                % OF NET ASSETS
                                         ------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER    TOTAL

-----------------------------------------------------------------------
Australia                         AU        0.9%      --          0.9%
Barbados                          BD        1.5%      --          1.5%
Bermuda                           BH        4.7%      --          4.7%
Belgium                           BE        0.8%      --          0.8%
Canada                            CA        1.6%      --          1.6%
Finland                           FI        1.1%      --          1.1%
France                            FR        3.7%      --          3.7%
Germany                           DE        1.4%      --          1.4%
Ireland                           IE        1.0%      --          1.0%
Italy                             IT        0.5%      --          0.5%
Japan                             JP        3.7%      --          3.7%
Korea                             KR        3.5%      --          3.5%
Netherlands                       NL        0.9%      --          0.9%
Portugal                          PT        0.6%      --          0.6%
Singapore                         SG        1.0%      --          1.0%
Switzerland                       CH        3.7%      --          3.7%
Taiwan                            TW        2.1%      --          2.1%
United Kingdom                    UK        7.3%      --          7.3%
United States                     US       62.4%       (2.4)%    60.0%
                                         ------     -------     -----
  Total                                   102.4%       (2.4)%   100.0%
                                         ======     =======     =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Small Cap Fund
 Management's Performance Review

        For the six-month period ended December 31, 2001, the Dresdner RCM Global Small Cap Fund fell 13.77% and 13.82% for the Class I and Class N shares, respectively. In comparison, the Morgan Stanley Capital International (MSCI) Small Cap World Index lost 2.39%. Small caps were hit hard in many markets around the globe during the third quarter, but rebounded during the fourth quarter.

MARKET ENVIRONMENT

        Despite some counter-trend rallies, most of the third quarter was characterized by the fall of stock prices. Companies kept revising down their earnings forecasts amid signs of weak demand, while layoff announcements continued to make headlines. These layoffs stoked concerns about high valuations that Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager to the Fund, believes took stocks lower. Then came the terrorist attacks that closed U.S. markets for almost a week and shook other bourses around the world.

        The flight to safety in September took a toll on smaller, less liquid stocks. A change, however, began to occur by October. Investors started to scoop up stocks that had fallen sharply, as buyers searched for bargains in smaller cap stocks. Remarkably robust U.S. consumer spending patterns, as well as positive developments in Afghanistan, assisted the improvement in investor sentiment globally.

PORTFOLIO REVIEW

        The Fund trailed its benchmark over the six-month period. Near term weakness in biotechnology and energy contributed to the Fund's under performance. Technology, energy and oil service positions fell early in the period, but rebounded later in the quarter limiting the negative impact over the entire six-month period. The weakest area of the Index was in biotechnology. Biotech stocks fell during the third quarter flight to larger, more stable areas of the market.

        The Fund closed the year with approximately half its geographic exposure in North America, but underweight versus the benchmark. The Fund was underweight in Japan and the rest of Asia, with an overweight in Europe. At year-end, the largest economic sector overweights were in health care and technology, with the largest underweight positions in financials and commercial goods and services.

OUTLOOK

        The portfolio management team believes several factors bode well for small caps, including their attractive valuations relative to large caps, (especially in the United States, Canada, Europe, Great Britain and Australia). The lower rate environment should also help smaller firms since they are typically more sensitive to the cost of borrowing. Further, signs of economic recovery should help -- small caps tend to lead large caps during the second half of a recession.

        If the portfolio management team witnesses a reduction in the volatility experienced over the past year, this should further benefit smaller securities. As volatility falls, investors typically become more comfortable with smaller cap stocks, despite the accompanying liquidity constraints.

        Downside risks include further large-scale terrorist attacks or a much faster than expected economic recovery. The latter could prompt a return to an increasing rate environment although the portfolio management team believes this unlikely, and suspect the pace of recovery will be muted. In this environment, given budding signs of a global recovery, Dresdner RCM believes there could be improving prospects for small cap stocks globally.

 Dresdner RCM Global Small Cap Fund
 Total Return Index Comparison(d)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/31/96 - 12/31/01)(f)(g)

                                                MSCI WORLD SMALL
       CLASS I SHARES(F)  SALOMON EMI INDEX(A)    CAP INDEX(B)
12/96            $10,000               $10,000           $10,000
1/97             $10,290               $10,021           $10,061
2/97             $10,010               $10,005           $10,043
3/97              $9,410                $9,665            $9,608
4/97              $9,320                $9,620            $9,402
5/97             $10,730               $10,370           $10,309
6/97             $11,750               $10,689           $10,627
7/97             $12,280               $10,978           $10,768
8/97             $12,320               $10,846           $10,491
9/97             $13,260               $11,313           $10,757
10/97            $12,440               $10,838           $10,193
11/97            $12,410               $10,645            $9,723
12/97            $12,548               $10,647            $9,431
1/98             $12,446               $10,711            $9,613
2/98             $13,827               $11,501           $10,449
3/98             $15,071               $11,980           $10,739
4/98             $15,705               $12,039           $10,810
5/98             $15,388               $11,799           $10,536
6/98             $15,784               $11,645           $10,270
7/98             $15,524               $11,152            $9,784
8/98             $12,197                $9,366            $8,160
9/98             $12,096                $9,589            $8,143
10/98            $12,707               $10,162            $8,717
11/98            $14,144               $10,599            $9,183
12/98            $14,968               $11,084            $9,376
1/99             $15,101               $11,023            $9,383
2/99             $14,049               $10,528            $8,960
3/99             $14,375               $10,756            $9,284
4/99             $15,065               $11,461            $9,990
5/99             $15,065               $11,393            $9,869
6/99             $17,134               $11,854           $10,413
7/99             $17,461               $11,868           $10,664
8/99             $18,018               $11,724           $10,704
9/99             $18,586               $11,553           $10,673
10/99            $19,736               $11,692           $10,538
11/99            $25,471               $12,212           $10,986
12/99            $30,630               $13,000           $11,756
1/00             $31,992               $12,725           $11,847
2/00             $39,014               $13,965           $13,278
3/00             $37,547               $13,956           $12,784
4/00             $32,752               $13,095           $11,867
5/00             $29,451               $12,687           $11,639
6/00             $35,281               $13,491           $12,495
7/00             $31,363               $13,087           $11,920
8/00             $34,848               $13,970           $12,737
9/00             $33,604               $13,431           $12,319
10/00            $29,411               $12,821           $11,728
11/00            $24,695               $11,788           $11,152
12/00            $26,379               $12,521           $11,564
1/01             $27,087               $12,865           $11,995
2/01             $23,903               $12,075           $11,648
3/01             $21,469               $11,224           $11,011
4/01             $23,351               $12,170           $11,884
5/01             $23,761               $12,319           $12,020
6/01             $22,926               $12,195           $11,993
7/01             $21,426               $11,826           $11,596
8/01             $19,884               $11,540           $11,573
9/01             $16,883               $10,066           $10,059
10/01            $17,860               $10,495           $10,733
11/01            $19,119               $11,120           $11,411
12/01            $19,770            $11,463(a)        $11,706(b)

PERFORMANCE(d)
DECEMBER 31, 2001

                                                                              CUMULATIVE
GLOBAL SMALL CAP                                                     SINCE      SINCE
FUND                       6 MONTHS(H)  1 YEAR   3 YEARS  5 YEARS  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(f)                    -13.77%    -25.05%   9.72%   14.60%    14.60%      97.70%
Class N
Average Annual Total
Return(e)(g)                 -13.82%    -25.17%   9.56%   14.45%    14.45%      96.35%
Salomon EMI
Average Annual Total
Return(a)                     -6.01%     -8.45%   1.12%    2.77%     2.77%      14.63%
MSCI World Small Cap
Index
Average Annual Total
Return(b)(c)                  -2.39%      1.22%   7.69%    3.20%     3.20%      17.06%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Salomon Brothers Extended Market Index ("EMI") is a component of the Salomon Brothers Broad Market Index ("BMI") which includes listed shares of over 7,000 companies with a combined market capitalization currently in excess of $25 trillion. The BMI consists of two components: The Primary Market Index ("PMI") is the large capitalization stock component and the EMI is the small capitalization stock component. The PMI universe is defined as those stocks falling within the top 80% of the cumulative available capital level in each country. The EMI includes the bottom 20% of the cumulative available capital level in each country.

 Dresdner RCM Global Small Cap Fund
 Total Return Index Comparison

(b) The Morgan Stanley Capital International (MSCI) World Small Cap Index is a market capitalization-weighted index composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/ Pacific Region. The Index is created by selecting companies within the market capitalization range of $200 - $800 million. The Index aims to represent 40% of the small cap universe within each country by capturing 40% of each industry. The Index is calculated without dividends, with net or with gross dividends reinvested, in both US dollars and local currencies.
(c) Effective May 1, 2000 the Fund's performance benchmark was changed from the Salomon EMI Index to the MSCI World Small Cap Index. The Fund's Board of Directors believes that the composition of the MSCI World Small Cap Index more accurately reflects the global small cap focus of the Fund and the market capitalization ranges of securities in which the Fund is most likely to invest.
(d) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(e) Class N shares were first issued on March 9, 1999, and pay Rule 12b-1 fees. Class N returns through March 9, 1999 are based on Class I returns and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.
(f) Returns from January 1, 1998 through December 31, 1998 reflect the deduction of Rule 12b-1 fees. On December 31, 1998, all Fund shares were redesignated as Class I shares, which do not pay Rule 12b-1 fees. Performance results for periods after December 31, 1998 do not reflect the deduction of Rule 12b-1 fees.
(g) The value of a $10,000 investment for Class N is $19,635 for the period from December 31, 1996 to December 31, 2001.
(h)  Unannualized.

 Dresdner RCM Global Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                % OF           VALUE
SHARES      COUNTRY                                          NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                                    9.7%
                     CAPITAL GOODS                                    5.2%
    62,000    UK     Amey PLC                                               $   335,538
    48,000    UK     Bovis Homes Group PLC                                      268,259
    12,500    US     EDO Corp.                                                  330,626
                                                                            -----------

                                                                                934,423
                                                                            -----------
                     COMMERCIAL SERVICES & SUPPLIES                   4.5%
    17,500    US     Alliance Data Systems Corp. *                              335,125
    12,500    IE     ICON PLC (ADR) *                                           372,625
     7,500    AU     Toll Holdings Ltd.                                         106,886
                                                                            -----------
                                                                                814,636
                                                                            -----------
CONSUMER DISCRETIONARY SECTOR                                        21.5%
                     CONSUMER DURABLES & APPAREL                      7.0%
     5,500    JP     Bandai Co. Ltd.                                            165,764
    52,500    AU     Billabong International Ltd.                               225,205
     4,700    JP     Capcom Co. Ltd.                                            124,439
    40,000    UK     Eidos PLC *                                                104,789
     9,100    DE     Puma AG                                                    275,886
     5,500    FR     UBI Soft Entertainment S.A. *                              183,639
    11,800    JP     XEBIO Co. Ltd.                                             175,478
                                                                            -----------
                                                                              1,255,200
                                                                            -----------
                     HOTELS, RESTAURANTS & LEISURE                    3.6%
    46,391    UK     J.D. Wetherspoon PLC                                       292,201
     4,100    US     School Specialty Inc. *                                     93,809
    75,000    UK     Stanley Leisure PLC                                        263,063
                                                                            -----------
                                                                                649,073
                                                                            -----------
                     MEDIA                                            4.9%
    10,000    US     Advanced Marketing Services Inc.                           182,500
    95,000    UK     Aegis Group PLC                                            128,585
     6,000    US     Entercom Communications Corp. *                            300,000
    12,100    SE     Modern Times Group MTG AB (B Shares)
                     *                                                          266,461
                                                                            -----------
                                                                                877,546
                                                                            -----------
                     RETAILING                                        6.0%
    12,500    US     Abercrombie & Fitch Co. (Class A) *                        331,625
    30,000    US     CSK Auto Corp. *                                           298,500
    12,500    US     Foot Locker Inc. *                                         195,626

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                % OF           VALUE
SHARES      COUNTRY                                          NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     RETAILING (CONTINUED)
    24,000    JP     Hankyu Dept. Stores Inc.                               $   144,300
     9,000    CA     InterTAN Inc. *                                            113,040
                                                                            -----------
                                                                              1,083,091
                                                                            -----------
CONSUMER STAPLES SECTOR                                               4.8%
                     FOOD & DRUG RETAILING                            1.0%
     3,000    JP     Cawachi Ltd.                                               171,677
                                                                            -----------
                     FOOD, BEVERAGE & TOBACCO                         3.8%
     9,672    ES     Baron de Ley S.A. *                                        224,334
    34,000    FR     Elior                                                      243,997
     5,390    SK     Hite Brewery Co. Ltd.                                      220,770
                                                                            -----------
                                                                                689,101
                                                                            -----------
                     HOUSEHOLD & PERSONAL PRODUCTS                    0.0%
        60    JP     KOSE Corp.                                                   1,685
                                                                            -----------
ENERGY SECTOR                                                         5.4%
                     ENERGY                                           5.4%
     2,600    FR     Bouygues Offshore S.A.                                      92,714
     5,300    US     Cal Dive International Inc. *                              130,804
     2,700    FR     Compagnie Generale de Geophysique
                     S.A. *                                                      84,741
     7,800    US     Gulf Island Fabrication Inc. *                              97,578
    20,000    US     National-Oilwell Inc. *                                    412,200
     6,000    CA     Precision Drilling Corp. *                                 154,920
                                                                            -----------
                                                                                972,957
                                                                            -----------
FINANCIAL SECTOR                                                      5.6%
                     BANKS                                            1.1%
    13,500    IN     HDFC Bank Ltd. (ADR) *                                     196,425
                                                                            -----------
                     DIVERSIFIED FINANCIALS                           1.7%
     5,300    DE     AWD Holding AG                                             127,413
     6,900    JP     Sanyo Shinpan Finance Co. Ltd.                             182,687
                                                                            -----------
                                                                                310,100
                                                                            -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                % OF           VALUE
SHARES      COUNTRY                                          NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     INSURANCE                                        2.8%
    29,500    ES     Corporacion Mapfre, Compania
                     Internacional de Reaseguros, S.A.                      $   170,991
    17,000    KY     Scottish Annuity & Life Holdings
                     Ltd.                                                       328,950
                                                                            -----------
                                                                                499,941
                                                                            -----------
HEALTH CARE SECTOR                                                   22.3%
                     BIOTECHNOLOGY                                    7.3%
     5,000    US     Cell Therapeutics Inc. *                                   120,700
     7,900    US     Cubist Pharmaceuticals Inc. *                              284,084
     6,000    US     CV Therapeutics Inc. *                                     312,120
     4,000    US     Neurocrine Biosciences Inc. *                              205,240
     9,000    US     Transkaryotic Therapies Inc. *                             385,200
                                                                            -----------
                                                                              1,307,344
                                                                            -----------
                     HEALTH CARE EQUIPMENT & SUPPLIES                 2.6%
    12,000    SE     Getinge Industrier AB (B Shares)                           196,765
    17,500    US     ORATEC Interventions Inc. *                                113,225
     8,000    US     The Med-Design Corp. *                                     157,600
                                                                            -----------
                                                                                467,590
                                                                            -----------
                     HEALTH CARE PROVIDERS & SERVICES                 5.6%
     6,000    JP     Nagaileben Co. Ltd.                                        143,293
     8,500    US     Per-Se Technologies Inc. *                                  91,375
    12,500    US     Renal Care Group Inc. *                                    401,250
    12,500    US     Triad Hospitals Inc. *                                     366,875
                                                                            -----------
                                                                              1,002,793
                                                                            -----------
                     PHARMACEUTICALS                                  6.8%
    10,000    US     American Pharmaceutical Partners
                     Inc. *                                                     208,000
    11,000    US     Pharmaceutical Resources Inc. *                            371,800
    21,100    IT     Recordati S.p.A                                            420,449
    22,500    US     Women First HealthCare Inc. *                              224,775
                                                                            -----------
                                                                              1,225,024
                                                                            -----------
MATERIALS SECTOR                                                      3.3%
                     MATERIALS                                        3.3%
     2,500    US     Ball Corp.                                                 176,750
   163,625    AU     Goldfields Ltd. *                                          209,394
     5,000    US     The Valspar Corp.                                          198,000
                                                                            -----------
                                                                                584,144
                                                                            -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                % OF           VALUE
SHARES      COUNTRY                                          NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
TECHNOLOGY SECTOR                                                    29.6%
                     COMMUNICATIONS EQUIPMENT                         8.0%
    17,500    US     Concurrent Computer Corp. *                            $   259,875
    13,600    US     SeaChange International Inc. *                             464,032
    12,500    US     SpectraLink Corp. *                                        214,125
    17,500    US     UTStarcom Inc. *                                           498,750
                                                                            -----------
                                                                              1,436,782
                                                                            -----------
                     COMPUTERS & PERIPHERALS                          7.8%
   209,000    UK     Electronics Boutique PLC                                   416,725
     8,800    AT     Gericom AG                                                 240,542
     5,220    CH     Logitech International S.A. *                              190,999
    25,000    US     Manufacturers' Services Ltd. *                             153,620
     9,000    US     McDATA Corp. (Class B) *                                   225,990
    12,000    NL     Teleplan International N.V. *                              178,751
                                                                            -----------
                                                                              1,406,627
                                                                            -----------
                     INFORMATION TECHNOLOGY CONSULTING &
                     SERVICES                                         1.1%
     4,800    JP     Nippon System Development Co. Ltd.                         191,180
                                                                            -----------
                     INTERNET SOFTWARE & SERVICES                     1.3%
     9,000    US     SkillSoft Corp. *                                          233,280
                                                                            -----------
                     SEMICONDUCTORS & INSTRUMENTS                     4.5%
    27,500    US     Artisan Components Inc. *                                  434,500
     3,000    US     Elantec Semiconductor Inc. *                               115,200
     3,200    JP     Macnica Inc.                                               118,175
    10,000    JP     Taiyo Yuden Co. Ltd.                                       151,457
                                                                            -----------
                                                                                819,332
                                                                            -----------
                     SOFTWARE                                         6.9%
     3,200    JP     Alpha Systems Inc.                                         140,882
    15,800    JP     Cresco Ltd.                                                182,641
     6,200    IE     IONA Technologies PLC (ADR) *                              125,860
    20,000    US     Legato Systems Inc. *                                      259,400
    10,000    US     Micromuse Inc. *                                           150,000
    11,000    US     Nuance Communications Inc. *                               100,100
    11,400    IE     Riverdeep Group PLC (ADR) *                                191,634
    12,240    CH     TEMENOS Group AG *                                          92,152
                                                                            -----------
                                                                              1,242,669
                                                                            -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                                % OF           VALUE
SHARES      COUNTRY                                          NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
TELECOMMUNICATION SERVICES SECTOR                                     1.1%
                     TELECOMMUNICATION SERVICES                       1.1%
     7,000    US     Triton PCS Holdings Inc. (Class A) *                   $   205,450
                                                                            -----------
TOTAL EQUITY INVESTMENTS (COST $16,806,813)                         103.3%   18,578,070
                                                                            -----------
   FACE
  AMOUNT
----------
SHORT-TERM INVESTMENTS
                     COMMERCIAL PAPER                                 6.2%
$1,123,000    US     Tyco International Group S.A.
                     1.580%, maturing 01/02/02                                1,122,951
                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,122,951)                        6.2%    1,122,951
                                                                            -----------

TOTAL INVESTMENTS (COST $17,929,764) **                             109.5%   19,701,021

                     OTHER ASSETS LESS LIABILITIES                   (9.5)%  (1,712,354)
                                                                            -----------
                     NET ASSETS                                     100.0%  $17,988,667
                                                                            ===========

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Small Cap Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

Tax Information:

** For Federal income tax purposes, cost is $18,396,480 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:



Unrealized appreciation                             $1,743,295
Unrealized depreciation                               (438,754)
                                                    ----------
Net unrealized appreciation                         $1,304,541
                                                    ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                % OF NET ASSETS
                                         ------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER    TOTAL

-----------------------------------------------------------------------
Austria                           AT        1.3%      --          1.3%
Australia                         AU        3.0%      --          3.0%
Canada                            CA        1.5%      --          1.5%
Cayman Islands                    KY        1.8%      --          1.8%
France                            FR        3.4%      --          3.4%
Germany                           DE        2.3%      --          2.3%
India                             IN        1.1%      --          1.1%
Ireland                           IE        3.8%      --          3.8%
Italy                             IT        2.3%      --          2.3%
Japan                             JP       10.5%      --         10.5%
Netherlands                       NL        1.0%      --          1.0%
South Korea                       SK        1.2%      --          1.2%
Spain                             ES        2.2%      --          2.2%
Sweden                            SE        2.6%      --          2.6%
Switzerland                       CH        1.6%      --          1.6%
United Kingdom                    UK       10.1%      --         10.1%
United States                     US       53.6%       (3.3)%    50.3%
                                         ------     -------     -----
  Total                                   103.3%       (3.3)%   100.0%
                                         ======     =======     =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Technology Fund
 Management's Performance Review

        For the first time in nearly two years, the technology sector produced good returns in the fourth quarter as investors optimistically anticipated an economic recovery in mid-2002. For the six-month period ended December 31, 2001, the Dresdner RCM Global Technology Fund fell 6.49% and 6.69% for the Class I and Class N shares, respectively. By comparison, the Lipper Science & Technology Fund Index fell 16.21% while the broad-based S&P 500 Index returned -5.56%.

MARKET ENVIRONMENT

        Early in the third quarter, the investment climate for technology appeared to be brightening; however, by late August, it became clear that companies were still struggling to meet third quarter expectations, investors still held a bearish view of the world's economies and a second half recovery seemed impossible. Even before the September 11 terrorist attacks, most sectors within technology were slumping poorly. Then in the fourth quarter, technology stocks finally produced a strong period of performance. Although the rebound appeared uneven -- software, storage and security performed well while communications and certain manufacturing areas continued to struggle -- Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager of the Fund, saw the efforts of Congress (stimulus package) and the US Federal Reserve (lowered interest rates) as an enthusiastic sign of a revival in the economy.

        In addition, companies were seeing the peak of their problems in September as their business was deferred due to the terrorist attacks. October updates from corporations indicated that businesses were beginning to return to normal.

PORTFOLIO REVIEW

        Industry allocation for the Dresdner RCM Global Technology Fund was impaired by large allocations within the software and communications equipment industries. This was more than offset by an effective strategy of holding large positions in the IT consulting and semiconductors & instruments industries.

        During the second half of 2001, software stocks proved to be the Fund's weakest industry relative to performance. Shares of companies such as BEA Systems Inc., which fell sharply in the third quarter, continued to perform negatively over the entire period. This was offset by the Fund's investment in companies such as Affiliated Computer Services (up 48%) and Concord EFS (up 26%), two IT consulting companies, and Genesis Microchip Inc. (up 83%), a semiconductor company.

OUTLOOK

        Dresdner RCM believes the technology universe is at a critical juncture. It is essential that the federal government continue to push through monetary and fiscal stimulus packages, such as a tax cut, to provide the necessary disposable income for consumers to lead the recovery. The portfolio management team believes technology stocks are a popular way to play the recovery because these companies have cut fixed costs and would benefit dramatically from even a modest improvement in business. While the lack of progress on an economic stimulus package at year-end has caused some concern, the consumer has benefited greatly from lowered interest rates and lower energy prices. The portfolio management team believes an additional tax cut could get the economy growing at a moderate rate again. Investors are focusing on the second quarter of 2002 as critical to the recovery. Indeed, in Dresdner RCM's opinion, an annual rate of growth of at least 2% may be necessary to keep the rally going.

 Dresdner RCM Global Technology Fund
 Total Return Index Comparison(c)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/27/95 - 12/31/01)(d)(f)

                                      LIPPER SCIENCE
                           S&P 500     & TECHNOLOGY
       CLASS I SHARES(D)   INDEX(A)   FUND INDEX(B)
12/95            $10,000     $10,000         $10,000
12/95            $10,040      $9,952         $10,023
1/96             $10,370      $9,897         $10,364
2/96             $10,660     $10,314         $10,460
3/96             $10,620      $9,857         $10,561
4/96             $11,580     $10,840         $10,717
5/96             $11,930     $11,098         $10,993
6/96             $11,380     $10,332         $11,035
7/96             $10,270      $9,565         $10,547
8/96             $10,770     $10,055         $10,770
9/96             $11,870     $10,987         $11,376
10/96            $11,700     $10,822         $11,690
11/96            $12,770     $11,837         $12,573
12/96            $12,692     $11,626         $12,324
1/97             $13,689     $12,542         $13,095
2/97             $12,359     $11,408         $13,197
3/97             $11,564     $10,549         $12,654
4/97             $11,715     $11,007         $13,410
5/97             $13,447     $12,317         $14,226
6/97             $13,860     $12,432         $14,864
7/97             $15,694     $14,157         $16,047
8/97             $15,764     $14,245         $15,148
9/97             $17,094     $14,849         $15,978
10/97            $15,986     $13,279         $15,445
11/97            $15,754     $13,166         $16,160
12/97            $16,129     $12,537         $12,578
1/98             $15,976     $12,759         $12,801
2/98             $17,837     $14,277         $14,324
3/98             $18,838     $14,394         $14,442
4/98             $20,452     $15,012         $15,061
5/98             $19,227     $13,911         $13,957
6/98             $21,065     $14,727         $14,775
7/98             $20,441     $14,588         $14,636
8/98             $17,095     $11,850         $11,889
9/98             $17,790     $13,248         $13,292
10/98            $19,463     $14,259         $14,306
11/98            $22,055     $15,858         $15,910
12/98            $25,891     $18,423         $18,484
1/99             $29,859     $22,018         $20,877
2/99             $26,956     $21,333         $18,698
3/99             $30,210     $22,186         $20,603
4/99             $31,807     $23,045         $20,861
5/99             $30,634     $22,501         $20,831
6/99             $34,166     $23,750         $23,538
7/99             $34,765     $23,009         $23,530
8/99             $37,103     $22,894         $24,825
9/99             $40,043     $22,267         $25,162
10/99            $46,141     $23,676         $27,812
11/99            $56,565     $24,157         $31,936
12/99            $73,499     $25,580         $39,408
1/00             $74,939     $24,296         $38,994
2/00            $103,453     $23,836         $49,499
3/00             $93,187     $26,168         $47,994
4/00             $82,896     $25,380         $42,393
5/00             $74,766     $24,860         $37,277
6/00             $86,670     $25,470         $43,068
7/00             $84,870     $25,074         $40,657
8/00            $101,926     $26,631         $46,824
9/00             $96,055     $25,225         $42,025
10/00            $84,249     $25,119         $37,415
11/00            $69,167     $23,140         $27,769
12/00            $62,966     $27,568         $23,251
1/01             $66,733     $30,363         $24,076
2/01             $48,438     $22,451         $21,881
3/01             $41,481     $19,162         $20,493
4/01             $44,897     $22,902         $22,086
5/01             $42,332     $21,835         $22,234
6/01             $40,868     $21,475         $21,693
7/01             $36,951     $19,754         $21,481
8/01             $32,046     $17,285         $20,136
9/01             $27,254     $13,576         $18,509
10/01            $31,395     $15,631         $18,862
11/01            $36,526     $17,907         $20,309
12/01            $38,215  $17,993(b)      $20,488(a)

PERFORMANCE(c)
DECEMBER 31, 2001

                                                                               CUMULATIVE
                                                                      SINCE      SINCE
GLOBAL TECHNOLOGY FUND     6 MONTHS(G)   1 YEAR   3 YEARS  5 YEARS  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(d)                     -6.49%     -39.31%  13.73%   24.66%    24.99%     282.15%
Class N
Average Annual Total
Return(e)(f)                  -6.69%     -39.55%  13.41%   24.33%    24.65%     276.01%
Lipper Science &
Technology Fund
Index Average
Annual Total Return(b)       -16.21%     -34.73%  -0.89%    9.06%    10.27%      79.93%
S&P 500 Index Average
Annual Total Return(a)        -5.56%     -11.88%  -1.03%   10.70%    12.67%     104.88%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.
(b) The Lipper Science & Technology Fund Index is an equally weighted index of the 30 largest U.S. science and technology mutual funds.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d)  Class I shares commenced operations on December 27, 1995.
(e) Class N shares were first issued on January 20, 1999, and pay Rule 12b-1 fees. Class N returns through January 20, 1999 are based on Class I returns and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.
(f) The value of a $10,000 investment for Class N is $37,601 for the period from December 27, 1995 to December 31, 2001.
(g)  Unannualized.

 Dresdner RCM Global Technology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES       COUNTRY                                    NET ASSETS       (NOTE 1)

-----------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                               3.0%
                      CAPITAL GOODS                              2.1%
    151,480    BH     Tyco International Ltd.                          $  8,922,172
                                                                       ------------
                      COMMERCIAL SERVICES & SUPPLIES             0.9%
     91,500    US     TMP Worldwide Inc. *                                3,925,350
                                                                       ------------
CONSUMER DISCRETIONARY SECTOR                                    1.2%
                      CONSUMER DURABLES & APPAREL                1.2%
     29,600    JP     Nintendo Co. Ltd.                                   5,183,275
                                                                       ------------
FINANCIAL SECTOR                                                 0.2%
                      DIVERSIFIED FINANCIALS                     0.2%
     13,210    US     First Data Corp.                                    1,036,324
                                                                       ------------
HEALTH CARE SECTOR                                               1.6%
                      BIOTECHNOLOGY                              1.6%
     34,650    US     Genzyme Corp. *                                     2,074,149
     48,600    US     Gilead Sciences Inc. *                              3,193,992
     50,490    US     Immunex Corp. *                                     1,399,078
                                                                       ------------
                                                                          6,667,219
                                                                       ------------
TECHNOLOGY SECTOR                                               85.1%
                      COMMUNICATIONS EQUIPMENT                  14.4%
    172,470    US     CIENA Corp. *                                       2,468,046
     19,150    US     Cisco Systems Inc. *                                  346,806
    635,660    US     Concurrent Computer Corp. *                         9,439,551
    185,000    US     JDS Uniphase Corp. *                                1,615,050
    288,410    US     Juniper Networks Inc. *                             5,465,369
     15,000    US     Motorola Inc.                                         225,300
    272,730    FI     Nokia Oyj (ADR)                                     6,690,067
    478,000    US     ONI Systems Corp. *                                 2,997,060
     55,600    US     QUALCOMM Inc. *                                     2,807,800
    268,530    US     SeaChange International Inc. *                      9,162,244
    934,560    US     Sonus Networks Inc. *                               4,317,667
    582,000    US     UTStarcom Inc. *                                   16,587,000
                                                                       ------------
                                                                         62,121,960
                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Technology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES       COUNTRY                                    NET ASSETS       (NOTE 1)

-----------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      COMPUTERS & PERIPHERALS                   14.8%
     10,000    US     Apple Computer Inc. *                            $    219,000
    405,000    US     Brocade Communications Systems
                      Inc. *                                             13,413,600
    155,140    US     CDW Computer Centers Inc. *                         8,332,569
     22,100    US     Compaq Computer Corp.                                 215,696
     27,290    US     Dell Computer Corp. *                                 741,742
    255,840    US     Emulex Corp. *                                     10,108,239
    779,950    US     Finisar Corp. *                                     7,932,092
    301,460    SG     Flextronics International
                      Ltd. *                                              7,232,025
      7,100    US     International Business
                      Machines Corp.                                        858,816
      3,700    US     Jabil Circuit Inc. *                                   84,064
    300,000    US     McDATA Corp. (Class A) *                            7,350,000
    332,530    US     Network Appliance Inc. *                            7,272,431
      3,790    US     QLogic Corp. *                                        168,693
                                                                       ------------
                                                                         63,928,967
                                                                       ------------
                      INFORMATION TECHNOLOGY
                      CONSULTING & SERVICES                     10.0%
    415,300    BH     Accenture Ltd. (Class A) *                         11,179,876
    144,530    US     Affiliated Computer Services
                      Inc. (A Shares) *                                  15,338,969
  1,141,600    UK     CMG PLC                                             4,037,410
    127,500    US     Concord EFS Inc. *                                  4,179,450
     11,400    US     Electronic Data Systems Corp.                         781,470
     12,000    US     KPMG Consulting Inc. *                                198,840
     31,140    US     NDCHealth Corp.                                     1,075,887
     14,500    JP     Nomura Research Institute
                      Inc. *                                              1,701,587
    215,800    US     Perot Systems Corp.
                      (Class A) *                                         4,406,636
                                                                       ------------
                                                                         42,900,125
                                                                       ------------
                      INTERNET SOFTWARE & SERVICES               9.5%
    415,000    US     CNET Networks Inc. *                                3,722,550
     74,970    US     EarthLink Inc. *                                      912,385
    235,380    US     eBay Inc. *                                        15,746,922
    202,400    JP     Softbank Corp.                                      3,273,982
    124,580    US     WebEx Communications Inc. *                         3,095,813
        254    JP     Yahoo Japan Corp. *                                 7,907,219
    355,040    US     Yahoo! Inc. *                                       6,298,409
                                                                       ------------
                                                                         40,957,280
                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Technology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES       COUNTRY                                    NET ASSETS       (NOTE 1)

-----------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      SEMICONDUCTORS & INSTRUMENTS              13.5%
     22,800    NL     ASML Holding N.V. (N.Y.
                      Registered Shares) *                             $    388,740
     44,940    CA     Genesis Microchip Inc. *                            2,971,433
    298,900    US     GlobespanVirata Inc. *                              3,870,755
    113,000    BH     Marvell Technology Group
                      Ltd. *                                              4,047,660
    139,600    US     Maxim Integrated Products
                      Inc. *                                              7,330,396
    158,230    US     Microchip Technology Inc. *                         6,129,830
    164,940    US     NVIDIA Corp. *                                     11,034,486
     80,160    US     RF Micro Devices Inc. *                             1,541,477
     74,420    KR     Samsung Electronics Co. Ltd.
                      (144A) (GDR)                                        8,632,720
    458,070    TW     Taiwan Semiconductor
                      Manufacturing Co. Ltd. (ADR)                        7,865,062
    462,500    TW     United Microelectronics Corp.
                      (ADR)                                               4,440,000
                                                                       ------------
                                                                         58,252,559
                                                                       ------------
                      SOFTWARE                                  22.9%
     12,250    DE     Amdocs Ltd. *                                         416,133
    250,000    US     Aspen Technologies Inc. *                           4,200,000
    180,170    US     BEA Systems Inc. *                                  2,774,618
    266,960    IS     Check Point Software
                      Technologies Ltd. *                                10,649,034
    297,720    US     Documentum Inc. *                                   6,466,478
    604,000    US     i2 Technologies Inc. *                              4,771,600
    115,500    US     Internet Security Systems
                      Inc. *                                              3,702,930
    143,060    US     Intuit Inc. *                                       6,117,246
      8,600    US     Mercury Interactive Corp. *                           292,228
     74,550    US     Microsoft Corp. *                                   4,940,429
    174,580    US     NetIQ Corp. *                                       6,155,691
    182,500    US     Network Associates Inc. *                           4,717,625
     75,100    US     PeopleSoft Inc. *                                   3,019,020
     12,500    US     Peregrine Systems Inc. *                              185,375
    866,000    US     Portal Software Inc. *                              1,801,280
     87,000    IS     Precise Software Solutions
                      Ltd. *                                              1,797,420
    184,980    US     Rational Software Corp. *                           3,607,110
    127,500    DE     SAP AG (ADR)                                        4,071,075
    356,460    US     Siebel Systems Inc. *                               9,973,751
    186,050    US     VeriSign Inc. *                                     7,077,342
    260,950    US     VERITAS Software Corp. *                           11,698,388
                                                                       ------------
                                                                         98,434,773
                                                                       ------------
TOTAL EQUITY INVESTMENTS (COST $299,476,849)                    91.1%   392,330,004
                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Technology Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF           VALUE
SHARES       COUNTRY                                    NET ASSETS       (NOTE 1)

-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
                      MONEY MARKET FUNDS                         4.5%
  9,692,362    US     SSgA Money Market Fund                           $  9,692,362
  9,690,369    US     SSgA U.S. Government Money
                      Market Fund                                         9,690,369
                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,382,731)                  4.5%    19,382,731
                                                                       ------------

TOTAL INVESTMENTS (COST $318,859,580) **                        95.6%   411,712,735

                      OTHER ASSETS LESS LIABILITIES              4.4%    19,151,598
                                                                       ------------

                      NET ASSETS                               100.0%  $430,864,333
                                                                       ============

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary reciept

Tax Information:

** For Federal income tax purposes, cost is $342,400,713 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $73,897,242
Unrealized depreciation                             (4,585,220)
                                                    ----------
Net unrealized appreciation                         $69,312,022
                                                    ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                 % OF NET ASSETS
                                         -------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER     TOTAL

------------------------------------------------------------------------
Bermuda                           BH        5.6%        --        5.6%
Canada                            CA        0.7%        --        0.7%
Finland                           FI        1.6%        --        1.6%
Germany                           DE        1.0%        --        1.0%
Israel                            IS        2.9%        --        2.9%
Japan                             JP        4.2%        --        4.2%
Korea                             KR        2.0%        --        2.0%
Netherlands                       NL        0.1%        --        0.1%
Singapore                         SG        1.7%        --        1.7%
Taiwan                            TW        2.9%        --        2.9%
United Kingdom                    UK        0.9%        --        0.9%
United States                     US       67.5%       8.9%      76.4%
                                         ------     ------      -----
  Total                                    91.1%       8.9%     100.0%
                                         ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Health Care Fund
 Management's Performance Review

        The health care sector produced mixed results during the second half of 2001, living up to its billing as a defensive sector in the third quarter but faltering during the latter part of the year. For the six months ended
December 31, 2001, the Dresdner RCM Global Health Care Fund returned -1.69% compared to the Russell Midcap Healthcare Index, which returned -1.58%. The broad-based Standard & Poor's 500 Index returned -5.56%.

MARKET ENVIRONMENT

        Going into September 11, the investment community anticipated positive news flow within the health care sector and strong third quarter results. However, post September 11 news flow halted and conferences were cancelled due to disruptions in air travel across the country. These events factored into the disappointing performance of biotechnology stocks for the period while the pharmaceutical sector held up to outperform the overall stock market during the third quarter

        In contrast, by the beginning of the fourth quarter, biotechnology stocks bounced back strongly while the healthcare sector faltered due to challenges within the pharmaceutical industry. Many bellwether biotech companies reported strong third quarter earnings. At the same time, some large cap pharmaceutical companies dealt with expiring patents, increasing pressure from the government to reduce drug prices and potential profit warnings from some high profile companies.

        On a positive note, medical equipment and supply companies posted strong revenue and earnings growth throughout the second half of 2001 and Dresdner RCM Global Investors LLC ("Dresdner RCM"), the investment manager to the Fund, believes this is a good sign for strong earnings growth in 2002. Also, several high profile mergers and FDA approvals were announced during the period, encouraging good performance on the part of both the biotechnology and health care industries.

PORTFOLIO REVIEW

        The outperformance of the Fund during the second half of 2001 was due to strong industry strategy, with overweight positions in health care equipment and supplies as well as biotechnology. Strategy was particularly good in the health care equipment and supplies arena, where the portfolio had exhibited positive returns during the fourth quarter in comparison with faltering third quarter results. The portfolio management team believes this is due, in part, to continued confidence in stocks such as Johnson & Johnson, one of the portfolio's largest exposures, and St. Jude Medical. The strong industry strategy was partially hindered by not owning stocks in consumer staples and overweighting the health care providers & services industry.

        Conversely, stock selection was hindered within the pharmaceutical (i.e., overweighting Matrix Pharmaceuticals and Shire Pharmacueticals in the United States) and biotechnology (i.e., overweighting Titan Pharmaceuticals and Human Genome Sciences) industries.

        The largest exposure in the portfolio during the second half of 2001 was Pfizer, a large cap pharmaceutical company that had performed poorly during both the third and fourth quarters. However, for the six-month period ended December 31, 2001, the company contributed favorably to the Fund. Pfizer reported higher than consensus profit growth estimates for its well known products, such as Lipitor (cholesterol), Viagra (impotency) and Zoloft (depression) during the fourth quarter, that the portfolio management team believes could raise potential interest in the stock heading into 2002 and be accretive to earnings beginning in late 2003.

OUTLOOK

        In Dresdner RCM's opinion, health care remains one of the few industries offering stable and predictable profit growth for 2002. The demand for health care products and services could continue to show strength, whether it is for hospital services, medical equipment or drug therapies. While large cap pharmaceutical companies have challenges from generic competitors, it is the portfolio management team's belief that the smaller niche players could show some prowess and take the opportunity to expand their product pipelines.

 Dresdner RCM Global Health Care Fund
 Total Return Index Comparison(c)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/31/96 - 12/31/01)(d)

                                               RUSSELL MIDCAP
       CLASS N SHARES(D)  S&P 500 INDEX(A)  HEALTH CARE INDEX(B)
12/96            $10,000           $10,000               $10,000
1/97             $10,700           $10,625               $10,353
2/97             $10,650           $10,708               $10,552
3/97              $9,910           $10,268                $9,637
4/97             $10,050           $10,881                $9,786
5/97             $11,140           $11,544               $10,712
6/97             $11,660           $12,061               $11,201
7/97             $11,990           $13,021               $11,904
8/97             $11,790           $12,292               $11,739
9/97             $13,110           $12,965               $12,373
10/97            $12,910           $12,532               $11,644
11/97            $13,110           $13,113               $11,886
12/97            $13,000           $13,338               $11,920
1/98             $13,189           $13,486               $11,938
2/98             $14,060           $14,458               $13,012
3/98             $14,584           $15,199               $13,725
4/98             $14,897           $15,352               $14,044
5/98             $14,261           $15,088               $13,805
6/98             $14,295           $15,701               $14,337
7/98             $14,216           $15,533               $13,961
8/98             $12,241           $13,287               $11,459
9/98             $13,659           $14,139               $13,170
10/98            $14,004           $15,288               $13,869
11/98            $15,109           $16,215               $14,571
12/98            $16,324           $17,148               $15,903
1/99             $16,482           $17,865               $15,117
2/99             $16,056           $17,310               $14,398
3/99             $15,813           $18,002               $14,287
4/99             $15,059           $18,699               $13,244
5/99             $14,937           $18,257               $13,466
6/99             $15,874           $19,271               $13,772
7/99             $15,777           $18,670               $13,446
8/99             $16,117           $18,577               $13,300
9/99             $15,071           $18,068               $11,845
10/99            $16,056           $19,211               $11,925
11/99            $17,334           $19,601               $12,625
12/99            $21,013           $20,756               $14,185
1/00             $24,184           $19,714               $14,290
2/00             $34,536           $19,341               $14,395
3/00             $26,042           $21,233               $14,071
4/00             $25,614           $20,594               $13,903
5/00             $25,231           $20,171               $14,171
6/00             $32,442           $20,668               $16,124
7/00             $31,911           $20,345               $15,438
8/00             $36,807           $21,609               $17,558
9/00             $38,547           $20,468               $18,173
10/00            $36,409           $20,382               $18,204
11/00            $33,902           $18,776               $17,244
12/00            $36,431           $18,867               $17,529
1/01             $33,898           $19,537               $16,023
2/01             $31,929           $17,755               $16,059
3/01             $27,530           $16,629               $14,279
4/01             $30,640           $17,921               $15,713
5/01             $32,447           $18,042               $16,398
6/01             $31,944           $17,603               $17,200
7/01             $30,848           $17,431               $16,655
8/01             $30,181           $16,339               $16,543
9/01             $28,523           $15,019               $15,501
10/01            $29,633           $15,306               $16,094
11/01            $31,011           $16,480               $16,835
12/01            $31,403        $16,624(a)            $16,928(b)

PERFORMANCE(c)
DECEMBER 31, 2001

                                                                              CUMULATIVE
GLOBAL HEALTH                                                        SINCE      SINCE
CARE FUND                  6 MONTHS(E)  1 YEAR   3 YEARS  5 YEARS  INCEPTION  INCEPTION
Class N
Average Annual Total
Return(d)                    -1.69%     -13.80%  24.37%   25.72%    25.72%     214.03%
S&P 500 Index
Average Annual Total
Return(a)                    -5.56%     -11.88%  -1.03%   10.70%    10.70%      66.24%
Russell Midcap Health
Care Index
Average Annual Total
Return(b)                    -1.58%      -3.43%   2.11%   11.10%    11.10%      69.28%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.
(b) The Russell Midcap Health Care Index is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d)  Class N shares commenced operations on December 31, 1996.
(e)  Unannualized.

  Dresdner RCM Global Health Care Fund
  Portfolio of Investments
  December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES       COUNTRY                                  NET ASSETS     (NOTE 1)

--------------------------------------------------------------------------------
EQUITY INVESTMENTS
HEALTH CARE SECTOR                                         99.0%
                      BIOTECHNOLOGY                        24.3%
     41,300    US     Abgenix Inc. *                               $  1,389,332
    109,000    US     Amgen Inc. *                                    6,151,960
    162,300    US     Applied Molecular Evolution *                   1,997,913
     19,500    UK     Cambridge Antibody Technology
                      Group PLC *                                       547,172
     47,000    US     Cell Therapeutics Inc. *                        1,134,580
     55,000    US     Cephalon Inc. *                                 4,157,175
     79,400    US     Charles River Laboratories
                      International Inc. *                            2,658,312
     39,100    US     CV Therapeutics Inc. *                          2,033,982
     77,800    US     Genentech Inc. *                                4,220,650
     45,300    US     Human Genome Sciences Inc. *                    1,527,516
     32,000    US     ICOS Corp. *                                    1,838,080
     75,000    US     IDEC Pharmaceuticals Corp. *                    5,169,750
    107,500    US     Immunomedics Inc. *                             2,177,950
     70,000    US     InterMune Inc. *                                3,448,200
     59,200    US     Invitrogen Corp. *                              3,666,256
     89,000    US     Medarex Inc. *                                  1,598,440
     79,500    US     MedImmune Inc. *                                3,684,825
     75,000    US     Millennium Pharmaceuticals
                      Inc. *                                          1,838,250
     41,800    US     NeoPharm Inc.                                   1,047,090
    134,000    UK     Oxford GlycoSciences PLC *                      1,267,654
    130,000    US     Seattle Genetics Inc. *                           741,000
                                                                   ------------
                                                                     52,296,087
                                                                   ------------
                      HEALTH CARE EQUIPMENT &
                      SUPPLIES                             25.8%
     88,000    US     Abbott Laboratories                             4,906,000
     81,500    US     Baxter International Inc.                       4,370,845
    111,100    US     Biomet Inc.                                     3,432,990
     69,286    US     Conceptus Inc. *                                1,635,150
    143,000    US     Cytyc Corp. *                                   3,732,300
     66,000    US     Interpore International Inc. *                    549,120
    114,300    US     Johnson & Johnson                               6,755,130
    110,400    US     Medtronic Inc.                                  5,653,584
    323,500    US     ORATEC Interventions Inc. *                     2,093,045
    350,000    US     Rita Medical Systems Inc. *                     2,334,500
     57,700    US     St. Jude Medical Inc. *                         4,480,405
     79,400    US     Stryker Corp.                                   4,634,578
     62,800    US     Varian Medical Systems Inc. *                   4,475,128
    167,100    US     Waters Corp. *                                  6,475,125
                                                                   ------------
                                                                     55,527,900
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

  Dresdner RCM Global Health Care Fund
  Portfolio of Investments
  December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES       COUNTRY                                  NET ASSETS     (NOTE 1)

--------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      HEALTH CARE PROVIDERS &
                      SERVICES                             10.2%
    118,000    US     AdvancePCS *                                 $  3,463,300
     55,400    US     AmerisourceBergen Corp.                         3,520,670
     67,200    US     Anthem Inc. *                                   3,326,400
     66,000    US     HCA-The Healthcare Co.                          2,543,640
     52,500    US     Laboratory Corp. of America
                      Holdings *                                      4,244,625
     94,400    US     Triad Hospitals Inc. *                          2,770,640
    160,500    US     VCA Antech Inc. *                               1,945,260
                                                                   ------------
                                                                     21,814,535
                                                                   ------------
                      PHARMACEUTICALS                      38.7%
     91,100    US     Adolor Corp. *                                  1,635,245
     41,800    US     Allergan Inc.                                   3,137,090
    161,500    US     American Home Products Corp.                    9,909,640
    150,000    US     American Pharmaceutical
                      Partners Inc. *                                 3,120,000
     33,800    US     Andrx Group *                                   2,379,858
     42,000    FR     Aventis S.A.                                    2,982,296
     52,200    US     Eli Lilly & Co.                                 4,099,788
    172,000    US     Endo Pharmaceuticals Holdings
                      Inc. *                                          2,007,240
     47,300    US     Forest Laboratories Inc. *                      3,876,235
     77,000    UK     GlaxoSmithKline PLC (ADR)                       3,836,140
    134,200    US     King Pharmaceuticals Inc. *                     5,653,846
     86,000    US     MGI Pharma Inc. *                               1,314,080
    267,200    US     Pfizer Inc.                                    10,647,970
    225,000    US     Pharmacia Corp.                                 9,596,250
     74,200    FR     Sanofi-Synthelabo S.A.                          5,536,288
     65,000    DE     Schering AG                                     3,449,295
     95,000    US     Schering-Plough Corp.                           3,401,950
     75,100    IS     Teva Pharmaceutical Industries
                      Ltd. (ADR)                                      4,628,413
     50,000    BE     UCB S.A.                                        2,024,257
                                                                   ------------
                                                                     83,235,881
                                                                   ------------
TOTAL EQUITY INVESTMENTS (COST $206,338,820)               99.0%    212,874,403
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

  Dresdner RCM Global Health Care Fund
  Portfolio of Investments
  December 31, 2001 (Unaudited)

                                                        % OF          VALUE
SHARES       COUNTRY                                  NET ASSETS     (NOTE 1)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
                      MONEY MARKET FUNDS                    0.5%
    502,662    US     SSgA Money Market Fund                       $    502,662
    502,661    US     SSgA U.S. Government Money
                      Market Fund                                       502,661
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,005,323)              0.5%      1,005,323
                                                                   ------------

TOTAL INVESTMENTS (COST $207,344,143) **                   99.5%    213,879,726

                      OTHER ASSETS LESS LIABILITIES         0.5%      1,054,266
                                                                   ------------
                      NET ASSETS                          100.0%   $214,933,992
                                                                   ============

------------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

Tax Information:

** For Federal income tax purposes, cost is $213,970,257 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $10,734,874
Unrealized depreciation                             (10,825,405)
                                                    -----------
Net unrealized depreciation                         $   (90,531)
                                                    ===========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                   % OF NET ASSETS
                                          ---------------------------------
                                COUNTRY              SHORT-TERM
COUNTRY                         CODE      EQUITIES   AND OTHER    TOTAL

---------------------------------------------------------------------------
Belgium                          BE           0.9%        --         0.9%
France                           FR           4.0%        --         4.0%
Germany                          DE           1.6%        --         1.6%
Israel                           IS           2.2%        --         2.2%
United Kingdom                   UK           2.6%        --         2.6%
United States                    US          87.7%       1.0%       88.7%
                                          -------    -------      ------
  Total                                      99.0%       1.0%      100.0%
                                          =======    =======      ======

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM International Growth Equity Fund
 Management's Performance Review

        Returns for the International equity market during the second half of 2001 represented a tale of two very different quarters. Markets were considerably weaker in the third quarter, spurred by weaker economic/earnings growth and the terrorist events of September 11, and then staged a rally in the fourth quarter. In this volatile market environment, the Dresdner RCM International Growth Equity Fund declined by 14.85% and 15.09% for the Class I and Class N shares, respectively. In comparison, the Morgan Stanley Capital International (MSCI) All Country World Free and MSCI Europe, Australia, Far East
(EAFE) Indices fell by 7.19% and 7.95%, respectively for the six-month period ended December 31, 2001.

MARKET ENVIRONMENT

        International equity markets fell in the third quarter as hopes for a recovery rapidly diminished. The scenario worsened after the September 11 terrorist attacks as concerns mounted of a global recession led by the United States.

        As it became clearer that the global economy was much sicker than anticipated, the central banks of the world prescribed a solution in the form of heavy interest rate cuts during the second half of the year: the European Central Bank (ECB) and the Bank of England both reduced rates by 125 basis points; the Bank of Japan, which had already lowered interest rates to 0% earlier in the year, increased the level of surplus liquidity in the financial system; and finally, the U.S. Federal Reserve cut interest rates by 200 basis points to a forty-year low, providing some hope for foreign export markets.

        As the second half of the year progressed, international equity markets started to look through the bad news of the day -- i.e., recessions in Japan and the United States and zero growth in Europe -- in favor of the prospects for both an economic and an earnings recovery in 2002. Accordingly, markets rebounded strongly in the fourth quarter.

PORTFOLIO REVIEW

        Industry allocation and stock selection both contributed to the underperformance of the Fund, during the second half of the year. Industry allocation, impaired by overweight positions in the software and food, beverage and tobacco industries. This was partially offset by an effective strategy of underweighting the capital goods and automotive industries. Stock selection was weakest within the capital goods (i.e., Sumitomo Electric in Japan and Vestas Wind Systems in Denmark), telecommunication services (i.e. China Mobile in Hong
Kong) and pharmaceuticals (i.e. Elan Corp in Ireland and Shire Pharmaceuticals in the United Kingdom) industries. This was offset by good stock selection within the automotive industry (i.e. underweighting Toyota in Japan), and by overweighting the commercial services & supplies (i.e. Adecco in Switzerland) and overweighting the semiconductor (i.e., Samsung in South Korea and Taiwan Semiconductor in Taiwan) industries.

OUTLOOK

        Thus far, the portfolio management team believes liquidity and hope have largely driven the rally in international markets. Based upon our bottom-up research of companies, Dresdner RCM Global Investors LLC ("Dresdner RCM") believes that the market sentiment has turned too positive relative to the fundamentals. Accordingly, the portfolio management team continues to stress visible earnings growth in the portfolio. The portfolio is overweight in the health care and consumer staples sectors with the largest underweight positions within the utilities and materials sectors. On a regional basis, the portfolio moved to an underweight position in Japan given concerns regarding the banking industry and weakness in the yen.

 Dresdner RCM International Growth Equity Fund
 Total Return Index Comparison(c)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE FROM COMMENCEMENT OF OPERATIONS
$10,000 Investment (12/28/94 - 12/31/01)(d)(f)

          CLASS I SHARES(D)  MSCI-EAFE INDEX(A)   MSCI-ACWI FREE(B)
12/28/94            $10,000              $10,000            $10,000
1/31/95              $9,555               $9,616             $9,617
2/28/95              $9,577               $9,591             $9,592
3/31/95             $10,054              $10,192            $10,193
4/30/95             $10,492              $10,579            $10,579
5/31/95             $10,564              $10,455            $10,455
6/30/95             $10,847              $10,274            $10,275
7/31/95             $11,570              $10,916            $10,917
8/31/95             $11,420              $10,502            $10,503
9/30/95             $11,665              $10,710            $10,711
10/31/95            $11,489              $10,426            $10,426
11/30/95            $11,522              $10,719            $10,719
12/31/95            $11,799              $11,153            $11,153
1/31/96             $12,126              $11,201            $11,201
2/29/96             $12,271              $11,241            $11,241
3/31/96             $12,648              $11,483            $11,483
4/30/96             $13,096              $11,819            $11,820
5/31/96             $13,263              $11,604            $11,604
6/30/96             $13,353              $11,672            $11,673
7/31/96             $12,822              $11,334            $11,334
8/31/96             $13,108              $11,361            $11,362
9/30/96             $13,404              $11,666            $11,666
10/31/96            $13,302              $11,549            $11,549
11/30/96            $13,864              $12,011            $12,011
12/31/96            $14,078              $11,859            $11,860
1/31/97             $14,355              $11,447            $11,447
2/28/97             $14,477              $11,637            $11,637
3/31/97             $14,410              $11,682            $11,683
4/30/97             $14,654              $11,746            $11,747
5/31/97             $15,606              $12,513            $12,514
6/30/97             $16,502              $13,207            $13,207
7/31/97             $17,509              $13,423            $13,424
8/31/97             $16,292              $12,423            $12,424
9/30/97             $17,620              $13,121            $13,122
10/31/97            $16,458              $12,116            $12,117
11/30/97            $16,414              $11,995            $11,996
12/31/97            $16,603              $12,103            $12,071
1/31/98             $17,063              $12,660            $12,432
2/28/98             $17,924              $13,475            $13,261
3/31/98             $18,602              $13,893            $13,720
4/30/98             $18,954              $14,005            $13,818
5/31/98             $19,063              $13,941            $13,568
6/30/98             $19,123              $14,050            $13,517
7/31/98             $19,754              $14,196            $13,645
8/31/98             $17,063              $12,440            $11,721
9/30/98             $16,033              $12,062            $11,474
10/31/98            $16,869              $13,322            $12,675
11/30/98            $17,730              $14,008            $13,356
12/31/98            $18,895              $14,564            $13,816
1/31/99             $19,223              $14,525            $13,801
2/28/99             $18,429              $14,182            $13,492
3/31/99             $18,832              $14,778            $14,144
4/30/99             $19,160              $15,379            $14,851
5/31/99             $18,290              $14,590            $14,153
6/30/99             $19,804              $15,162            $14,804
7/31/99             $20,836              $15,617            $15,152
8/31/99             $21,050              $15,678            $15,205
9/30/99             $21,479              $15,840            $15,308
10/31/99            $23,232              $16,437            $15,878
11/30/99            $26,524              $17,012            $16,513
12/31/99            $30,357              $18,541            $18,088
1/31/00             $28,998              $17,366            $17,106
2/29/00             $31,077              $17,837            $17,568
3/31/00             $30,330              $18,532            $18,229
4/30/00             $27,639              $17,561            $17,211
5/31/00             $25,126              $17,136            $16,748
6/30/00             $26,321              $17,810            $17,485
7/31/00             $25,153              $17,067            $16,794
8/31/00             $25,615              $17,219            $17,003
9/30/00             $23,672              $16,384            $16,059
10/31/00            $22,720              $16,001            $15,548
11/30/00            $21,280              $15,404            $14,850
12/1/00             $22,230              $15,955            $15,358
1/1/01              $21,590              $15,965            $15,602
2/1/01              $19,389              $14,775            $14,374
3/1/01              $18,136              $13,775            $13,339
4/1/01              $19,325              $14,724            $14,232
5/1/01              $18,554              $14,216            $13,839
6/1/01              $17,765              $13,640            $13,308
7/1/01              $17,170              $13,532            $13,358
8/1/01              $16,271              $13,192            $13,027
9/1/01              $14,906              $11,859            $11,645
10/1/01             $15,018              $12,162            $11,971
11/1/01             $14,986              $12,611            $12,518
12/1/01             $15,126           $12,687(a)         $12,679(b)

PERFORMANCE FROM FIRST PUBLIC OFFERING
$10,000 Investment (5/22/95 - 12/31/01)(d)(f)

          CLASS I SHARES(D)  MSCI-EAFE INDEX(A)   MSCI-ACWI FREE(B)
5/22/95             $10,000              $10,000            $10,000
5/31/95             $10,233               $9,984            $10,222
6/30/95             $10,508               $9,811            $10,081
7/31/95             $11,208              $10,424            $10,654
8/31/95             $11,063              $10,029            $10,284
9/30/95             $11,300              $10,228            $10,460
10/31/95            $11,130               $9,956            $10,180
11/30/95            $11,161              $10,236            $10,420
12/31/95            $11,430              $10,650            $10,831
1/31/96             $11,747              $10,696            $10,980
2/29/96             $11,887              $10,735            $10,980
3/31/96             $12,254              $10,965            $11,184
4/30/96             $12,686              $11,287            $11,523
5/31/96             $12,848              $11,081            $11,350
6/30/96             $12,935              $11,147            $11,408
7/31/96             $12,421              $10,823            $11,029
8/31/96             $12,698              $10,849            $11,094
9/30/96             $12,985              $11,140            $11,369
10/31/96            $12,886              $11,029            $11,256
11/30/96            $13,430              $11,470            $11,690
12/31/96            $13,638              $11,325            $11,554
1/31/97             $13,906              $10,931            $11,342
2/28/97             $14,024              $11,113            $11,549
3/31/97             $13,959              $11,156            $11,525
4/30/97             $14,195              $11,217            $11,622
5/31/97             $15,117              $11,950            $12,340
6/30/97             $15,986              $12,612            $13,021
7/31/97             $16,961              $12,819            $13,284
8/31/97             $15,782              $11,864            $12,239
9/30/97             $17,069              $12,530            $12,901
10/31/97            $15,943              $11,571            $11,803
11/30/97            $15,900              $11,455            $11,656
12/31/97            $16,083              $11,558            $11,790
1/31/98             $16,529              $12,090            $12,142
2/28/98             $17,363              $12,868            $12,952
3/31/98             $18,020              $13,267            $13,400
4/30/98             $18,361              $13,375            $13,497
5/31/98             $18,466              $13,313            $13,252
6/30/98             $18,525              $13,417            $13,202
7/31/98             $19,136              $13,556            $13,327
8/31/98             $16,529              $11,879            $11,448
9/30/98             $15,532              $11,518            $11,207
10/31/98            $16,342              $12,722            $12,380
11/30/98            $17,175              $13,377            $13,045
12/31/98            $18,304              $13,908            $13,495
1/31/99             $18,622              $13,871            $13,480
2/28/99             $17,852              $13,543            $13,178
3/31/99             $18,243              $14,112            $13,815
4/30/99             $18,561              $14,687            $14,580
5/31/99             $17,718              $13,933            $13,790
6/30/99             $19,184              $14,479            $14,459
7/31/99             $20,186              $14,914            $14,799
8/31/99             $20,394              $14,972            $14,851
9/30/99             $20,809              $15,126            $14,952
10/31/99            $22,508              $15,696            $15,508
11/30/99            $25,697              $16,246            $16,129
12/31/99            $29,407              $17,706            $17,667
1/31/00             $28,091              $16,584            $16,708
2/29/00             $30,105              $17,033            $17,159
3/31/00             $29,381              $17,697            $17,804
4/30/00             $26,775              $16,770            $16,811
5/31/00             $24,339              $16,364            $16,358
6/30/00             $25,498              $17,010            $17,018
7/31/00             $24,366              $16,301            $16,346
8/31/00             $24,813              $16,446            $16,548
9/30/00             $22,931              $15,648            $15,630
10/31/00            $22,009              $15,282            $15,133
11/30/00            $20,614              $14,712            $14,454
12/1/00             $21,537              $15,082            $14,610
1/1/01              $20,914              $15,186            $14,829
2/1/01              $18,782              $14,073            $13,655
3/1/01              $17,568              $13,141            $12,953
4/1/01              $18,720              $14,063            $13,898
5/1/01              $17,973              $13,577            $13,515
6/1/01              $17,210              $13,026            $12,998
7/1/01              $16,635              $12,792            $12,707
8/1/01              $15,763              $12,471            $12,392
9/1/01              $14,441              $11,210            $11,077
10/1/01             $14,550              $11,497            $11,388
11/1/01             $14,518              $11,921            $11,908
12/1/01             $14,654           $11,991(a)         $12,064(b)

PERFORMANCE(c)
DECEMBER 31, 2001

INTERNATIONAL                                                            LIFE OF FUND              LIFE OF FUND
GROWTH EQUITY                                                          ANNUALIZED SINCE          CUMULATIVE SINCE
FUND                       6 MONTHS(G)  1 YEAR   3 YEARS  5 YEARS  12/28/94(D)  05/22/95(D)  12/28/94(D)  05/22/95(D)
Class I
Average Annual Total
Return(d)                    -14.85%    -31.96%  -7.14%    1.45%      6.01%        5.97%        51.26%       46.54%
Class N
Average Annual Total
Return(e)(f)                 -15.09%    -32.23%  -7.42%    1.17%      5.73%        5.68%        48.43%       43.94%
MSCI-EAFE Index
Average Annual Total
Return(a)                     -7.95%    -21.20%  -4.79%    1.17%      3.45%        2.79%        26.87%       19.91%
MSCI-ACWI Ex-U.S. Free
Average Annual Total
Return(b)                     -7.19%    -19.50%  -3.64%    0.89%      3.43%        2.89%        26.79%       20.64%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The MSCI-EAFE Index is arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
(b) The MSCI All Country World Free Ex-U.S. Index ("ACWI") is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The Index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.

 Dresdner RCM International Growth Equity Fund
 Total Return Index Comparison

(d) The Class I shares were registered for offer and sale under the Securities Act of 1933 on May 22, 1995. In accordance with SEC regulations, performance information is provided for the period beginning on May 22, 1995 ("Registration"). For the convenience of our long-term shareholders, performance information is also provided for the period beginning on December 28, 1994 ("Commencement of Operations").
(e) Class N shares were first issued on March 9, 1999, and pay Rule 12b-1 fees. Class N returns through March 9, 1999 are based on Class I returns and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.
(f) The value of a $10,000 investment for Class N is $14,843 and $14,394 for the Fund from December 28, 1994 to December 31, 2001 and from May 22, 1995 to December 31, 2001, respectively.
(g)  Unannualized.

 Dresdner RCM International Growth Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                               8.3%
                      CAPITAL GOODS                              3.7%
      4,500    JP     SMC Corp.                                         $    458,034
    171,000    JP     Sumitomo Electric Industries
                      Ltd.                                                 1,193,843
     28,530    DK     Vestas Wind Systems A/S                                778,984
     17,460    FR     Vinci S.A.                                           1,023,695
                                                                        ------------
                                                                           3,454,556
                                                                        ------------
                      COMMERCIAL SERVICES & SUPPLIES             3.4%
      8,800    CH     Adecco S.A.                                            478,347
    159,820    UK     Capita Group PLC                                     1,140,332
     13,500    JP     Secom Co. Ltd.                                         677,781
     46,420    SE     Securitas AB (B Shares)                                880,634
                                                                        ------------
                                                                           3,177,094
                                                                        ------------
                      TRANSPORTATION                             1.2%
        241    JP     West Japan Railway Co.                               1,077,568
                                                                        ------------
CONSUMER DISCRETIONARY SECTOR                                   12.4%
                      AUTOMOBILES & COMPONENTS                   1.9%
     26,290    DE     Bayerische Motoren Werke (BMW)
                      AG                                                     916,417
     19,700    JP     Honda Motor Co. Ltd.                                   786,136
                                                                        ------------
                                                                           1,702,553
                                                                        ------------
                      CONSUMER DURABLES & APPAREL                3.4%
      8,040    DE     Adidas-Salomon AG                                      603,468
     23,000    JP     Fuji Photo Film Co. Ltd.                               821,304
     21,300    JP     Sony Corp.                                             973,501
     17,200    JP     Sony Corp. (ADR)                                       775,720
                                                                        ------------
                                                                           3,173,993
                                                                        ------------
                      HOTELS, RESTAURANTS & LEISURE              1.7%
    135,590    UK     Compass Group PLC                                    1,016,290
     12,070    FR     Sodexho Alliance S.A.                                  515,952
                                                                        ------------
                                                                           1,532,242
                                                                        ------------
                      MEDIA                                      4.4%
     47,000    UK     British Sky Broadcasting Group
                      PLC *                                                  517,133
     92,000    JP     Tokyo Broadcasting System Inc.                       1,396,918
     69,000    JP     Toppan Printing Co. Ltd.                               636,510

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM International Growth Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      MEDIA (CONTINUED)
     44,560    NL     Wolters Kluwer N.V.                               $  1,015,678
     47,200    UK     WPP Group PLC                                          522,081
                                                                        ------------
                                                                           4,088,320
                                                                        ------------
                      RETAILING                                  1.0%
     21,000    JP     ITO-Yokado Co. Ltd.                                    948,573
                                                                        ------------
CONSUMER STAPLES SECTOR                                         13.4%
                      FOOD & DRUG RETAILING                      5.3%
     50,574    NL     Koninklijke Ahold N.V.                               1,471,567
     15,130    CA     Loblaw Cos. Ltd.                                       492,876
    181,690    UK     Safeway PLC                                            846,182
     28,840    CA     Shoppers Drug Mart Corp. *                             339,483
    474,860    UK     Tesco PLC                                            1,720,868
                                                                        ------------
                                                                           4,870,976
                                                                        ------------
                      FOOD, BEVERAGE & TOBACCO                   4.3%
         20    JP     Hokuto Corp.                                               693
     37,800    BE     Interbrew                                            1,034,922
      8,290    CH     Nestle S.A.                                          1,767,548
     15,610    FR     Pernod-Ricard S.A.                                   1,209,186
                                                                        ------------
                                                                           4,012,349
                                                                        ------------
                      HOUSEHOLD & PERSONAL PRODUCTS              3.8%
     14,840    FR     L'Oreal S.A.                                         1,068,940
    166,710    UK     Reckitt Benckiser PLC                                2,426,298
                                                                        ------------
                                                                           3,495,238
                                                                        ------------
ENERGY SECTOR                                                    6.4%
                      ENERGY                                     6.4%
    136,700    UK     BP PLC                                               1,062,410
    136,500    IT     ENI S.p.A                                            1,711,221
      4,150    FR     Technip                                                554,256
     17,860    FR     TotalFinaElf S.A.                                    2,550,683
                                                                        ------------
                                                                           5,878,570
                                                                        ------------
FINANCIAL SECTOR                                                25.7%
                      BANKS                                     14.0%
     49,680    ES     Banco Bilbao Vizcaya
                      Argentaria S.A.                                        614,847
     47,550    UK     Barclays PLC                                         1,574,398
     16,190    FR     BNP Paribas S.A.                                     1,448,717

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM International Growth Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      BANKS (CONTINUED)
     38,980    CH     Credit Suisse Group *                             $  1,662,220
     48,270    DK     Danske Bank                                            774,593
     71,000    SG     DBS Group Holdings Ltd.                                530,625
     13,250    KR     Kookmin Bank                                           502,360
     82,300    UK     Royal Bank of Scotland Group
                      PLC                                                  2,002,713
     50,420    SE     Skandinaviska Enskilda Banken
                      AB (A Shares)                                          459,032
     19,720    FR     Societe Generale (A Shares)                          1,103,527
     38,940    SE     Svenska Handelsbanken AB
                      (A Shares)                                             571,681
     34,231    CH     UBS AG *                                             1,727,735
                                                                        ------------
                                                                          12,972,448
                                                                        ------------
                      DIVERSIFIED FINANCIALS                     2.7%
      3,900    JP     ACOM Co. Ltd.                                          284,183
        950    JP     AIFUL Corp.                                             61,468
     38,420    NL     ING Groep N.V.                                         979,718
      3,200    UK     Man Group PLC                                           55,515
     34,000    JP     Nomura Securities Co. Ltd.                             435,831
      7,800    JP     ORIX Corp.                                             698,703
                                                                        ------------
                                                                           2,515,418
                                                                        ------------
                      INSURANCE                                  9.0%
    102,600    IT     Alleanza Assicurazioni                               1,128,197
      8,350    CH     Converium Holding AG *                                 405,858
     12,430    DE     MLP AG                                                 905,416
     13,000    DE     Muenchener
                      Rueckversicherungs-Gesellschaft
                      AG                                                   3,529,740
     18,543    CH     Swiss Re                                             1,865,134
     67,000    JP     The Tokio Marine & Fire
                      Insurance Co. Ltd.                                     489,745
                                                                        ------------
                                                                           8,324,090
                                                                        ------------
HEALTH CARE SECTOR                                              16.1%
                      BIOTECHNOLOGY                              0.5%
     35,130    UK     Celltech Group PLC *                                   446,861
                                                                        ------------
                      PHARMACEUTICALS                           15.6%
     14,110    UK     AstraZeneca PLC                                        636,196
     23,840    FR     Aventis S.A.                                         1,692,808
     33,620    IE     Elan Corp. PLC (ADR) *                               1,514,917
     77,500    UK     GlaxoSmithKline PLC                                  1,943,433
     45,440    DK     Novo Nordisk A/S (B Shares)                          1,858,321
     35,220    FR     Sanofi-Synthelabo S.A.                               2,627,872
     15,200    DE     Schering AG                                            806,605
     61,800    UK     Shire Pharmaceuticals Group
                      PLC *                                                  773,516
      5,410    UK     Shire Pharmaceuticals Group
                      PLC (ADR) *                                            198,006

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM International Growth Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      PHARMACEUTICALS (CONTINUED)
     27,505    IS     Teva Pharmaceutical Industries
                      Ltd. (ADR)                                        $  1,695,133
     26,000    JP     Yamanouchi Pharmaceutical Co.
                      Ltd.                                                   686,403
                                                                        ------------
                                                                          14,433,210
                                                                        ------------
MATERIALS SECTOR                                                 1.3%
                      MATERIALS                                  1.3%
    227,669    AU     BHP Ltd.                                             1,223,681
                                                                        ------------
TECHNOLOGY SECTOR                                               12.4%
                      COMMUNICATIONS EQUIPMENT                   2.8%
     59,570    FI     Nokia Oyj                                            1,536,020
     42,600    FI     Nokia Oyj (ADR)                                      1,044,978
                                                                        ------------
                                                                           2,580,998
                                                                        ------------
                      COMPUTERS & PERIPHERALS                    2.1%
     31,600    SG     Flextronics International
                      Ltd. *                                                 758,084
     64,000    JP     Ricoh Co. Ltd.                                       1,191,515
                                                                        ------------
                                                                           1,949,599
                                                                        ------------
                      INFORMATION TECHNOLOGY
                      CONSULTING & SERVICES                      1.1%
     13,160    FR     Altran Technologies S.A.                               594,652
     10,200    JP     Itochu Techno-Science Corp.                            421,822
                                                                        ------------
                                                                           1,016,474
                                                                        ------------
                      SEMICONDUCTORS & INSTRUMENTS               4.7%
     11,500    JP     Kyocera Corp.                                          750,229
      6,000    JP     Rohm Co. Ltd.                                          778,727
      7,300    KR     Samsung Electronics Co. Ltd.                         1,550,590
     16,000    CH     STMicroelectronics N.V.                                513,566
      8,100    CH     STMicroelectronics N.V. (NY
                      Registered Shares)                                     256,527
     32,500    TW     Taiwan Semiconductor
                      Manufacturing Co. Ltd. (ADR)*                          558,025
                                                                        ------------
                                                                           4,407,664
                                                                        ------------
                      SOFTWARE                                   1.7%
     46,010    DE     Amdocs Ltd. *                                        1,562,960
                                                                        ------------
TELECOMMUNICATION SERVICES SECTOR                               12.6%
                      TELECOMMUNICATION SERVICES                12.6%
     42,495    GR     Hellenic Telecommunications
                      Organization S.A.                                      692,404
     67,300    KR     Korea Telecom Corp. (ADR)                            1,368,209

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM International Growth Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                            % OF           VALUE
SHARES       COUNTRY                                     NET ASSETS       (NOTE 1)

------------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                      TELECOMMUNICATION SERVICES
                      (CONTINUED)
         85    JP     NTT DoCoMo Inc.                                   $    998,779
    136,510    PT     Portugal Telecom SGPS S.A.                           1,063,514
      4,543    CH     Swisscom AG                                          1,258,676
    231,680    IT     Telecom Italia Mobile S.p.A                          1,293,382
  1,437,515    UK     Vodafone Group PLC                                   3,760,658
     47,680    UK     Vodafone Group PLC (ADR)                             1,224,423
                                                                        ------------
                                                                          11,660,045
                                                                        ------------
UTILITIES SECTOR                                                 0.6%
                      UTILITIES                                  0.6%
    196,100    IT     Snam Rete Gas S.p.A. *                                 518,567
                                                                        ------------
TOTAL EQUITY INVESTMENTS (COST $105,081,616)                   109.2%    101,024,047
                                                                        ------------
SHORT-TERM INVESTMENTS
                      MONEY MARKET FUNDS                         2.1%
    987,066    US     SSgA Money Market Fund                                 987,066
    987,066    US     SSgA U.S. Government Money
                      Market Fund                                            987,066
                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,974,132)                   2.1%      1,974,132
                                                                        ------------

TOTAL INVESTMENTS (COST $107,055,748) **                       111.3%    102,998,179

                      OTHER ASSETS LESS LIABILITIES            (11.3%)   (10,433,785)
                                                                        ------------
                      NET ASSETS                               100.0%   $ 92,564,394
                                                                        ============

--------------------------------

*    Non-income producing security
ADR  American Depositary Receipt

Tax Information:

** For Federal income tax purposes, cost is $112,309,557 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $  3,114,008

Unrealized depreciation                              (12,425,386)
                                                    ------------
Net unrealized depreciation                         $ (9,311,378)
                                                    ============

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM International Growth Equity Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001 categorized by country:

                                                % OF NET ASSETS
                                         ------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER    TOTAL

-----------------------------------------------------------------------
Australia                         AU        1.3%         --       1.3%
Belgium                           BE        1.1%         --       1.1%
Canada                            CA        0.9%         --       0.9%
Denmark                           DK        3.7%         --       3.7%
Finland                           FI        2.8%         --       2.8%
France                            FR       15.6%         --      15.6%
Germany                           DE        9.0%         --       9.0%
Greece                            GR        0.8%         --       0.8%
Ireland                           IE        1.6%         --       1.6%
Israel                            IS        1.8%         --       1.8%
Italy                             IT        5.0%         --       5.0%
Japan                             JP       17.9%         --      17.9%
Korea                             KR        3.7%         --       3.7%
Netherlands                       NL        3.7%         --       3.7%
Portugal                          PT        1.2%         --       1.2%
Singapore                         SG        1.4%         --       1.4%
Spain                             ES        0.7%         --       0.7%
Sweden                            SE        2.1%         --       2.1%
Switzerland                       CH       10.7%         --      10.7%
Taiwan                            TW        0.6%         --       0.6%
United Kingdom                    UK       23.6%         --      23.6%
United States                     US        2.1%      (11.3)%    (9.2)%
                                         ------     -------     -----
  Total                                   111.3%      (11.3)%   100.0%
                                         ======     =======     =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Emerging Markets Fund
 Management's Performance Review

        Returns in the emerging equity markets during the second half of 2001 represented a tale of two very different quarters. Markets were considerably weaker in the third quarter spurred by the terrorist events of September 11 and then staged a rally in the fourth quarter. For the six-month period ended December 31, 2001, the Dresdner RCM Emerging Markets Fund declined 7.34% and 7.49% for the Class I and Class N shares, respectively. In comparison, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index fell by 0.74% and the S&P Emerging Markets Index fell by 0.23%.

MARKET ENVIRONMENT

        The second half of 2001 illustrates that the fate of emerging equity markets is often tied to events within developed markets. Global emerging markets declined in the third quarter as the prospects for a global economic recession continued to increase, despite the easing of monetary policy earlier in the year. The scenario worsened after the September 11 terrorist attacks as concerns mounted of a global recession.

        In contrast, as it became clearer that the global economy was much sicker than anticipated, the central banks of the world prescribed a solution in the form of heavy interest rate cuts during the second half of the year. While economic growth in many emerging and developed market countries continued to slow, market enthusiasm was buoyed by the prospect for an economic recovery in the near future. Hence, liquidity poured into emerging markets.

PORTFOLIO REVIEW

        The portfolio underperformed its benchmark due to both industry allocation and stock selection. Industry allocation, which is largely a residual of our bottom-up investment process, was impaired by an overweight to semiconductor stocks and by an underweight to utility stocks. This was partially offset by an effective strategy of underweighting capital goods stocks. Stock selection lagged within the capital goods (i.e., Embraer in Brazil), food, beverage, and tobacco (i.e., Ambev in Brazil), and banking (i.e., Nedcor in South Africa) industries. In contrast, good stock selection within the telecommunication services industry (i.e., Mobile Telesystems in Russia) added to performance.

OUTLOOK

        Thus far, the portfolio management team believes liquidity and hope drove the rally in emerging markets equity; moreover, liquidity may still be added to the markets in the near term. Based upon Dresdner RCM Global Investors LLC's ("Dresdner RCM") bottom-up research of companies and top-down analysis of countries, it is their belief that the market sentiment has turned too positive relative to the fundamentals.

        Also, the risk premium in emerging markets has yet to disappear. This is best evidenced by the political chaos and currency devaluation in Argentina, a market that Dresdner RCM continues to avoid. In contrast, the portfolio management team prefers to invest in emerging countries where domestic policies will act as catalysts to support the markets. Examples include South Korea which is enacting reforms that will promote increased personal consumption expenditures and Mexico, where significant tax reforms are being enacted. The portfolio is overweight in each of these markets. On a bottom-up basis, the portfolio is overweight in the telecommunication services and health care sectors, given the portfolio management team's belief that these stocks possess high quality earnings growth potential. Finally, the largest underweight position in the portfolio is within the consumer discretionary sector.

 Dresdner RCM Emerging Markets Fund
 Total Return Index Comparison(c)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (12/30/97 - 12/31/01)(d)(f)

                          MSCI-EMF     S&P EMERGING
       CLASS I SHARES(D)  INDEX(A)   MARKETS INDEX(B)
12/97             $9,990    $10,024           $10,015
1/98              $9,720     $9,238            $9,358
2/98             $10,530    $10,203           $10,314
3/98             $10,950    $10,645           $10,718
4/98             $11,120    $10,529           $10,747
5/98              $9,920     $9,087            $9,406
6/98              $9,170     $8,134            $8,441
7/98              $9,590     $8,391            $8,778
8/98              $7,660     $5,965            $6,311
9/98              $7,810     $6,344            $6,614
10/98             $8,660     $7,012            $7,374
11/98             $8,910     $7,595            $7,928
12/98             $9,151     $7,485            $7,810
1/99              $8,879     $7,364            $7,630
2/99              $8,839     $7,436            $7,765
3/99              $9,696     $8,416            $8,661
4/99             $10,715     $9,457            $9,843
5/99             $10,493     $9,402            $9,667
6/99             $11,644    $10,469           $10,719
7/99             $11,472    $10,184           $10,564
8/99             $11,855    $10,277           $10,680
9/99             $11,482     $9,930           $10,383
10/99            $12,098    $10,141           $10,563
11/99            $14,378    $11,051           $11,513
12/99            $17,562    $12,457           $13,056
1/00             $17,083    $12,531           $13,053
2/00             $20,050    $12,697           $13,040
3/00             $19,186    $12,759           $13,230
4/00             $16,635    $11,549           $11,861
5/00             $15,959    $11,072           $11,526
6/00             $16,927    $11,462           $11,851
7/00             $16,000    $10,873           $11,280
8/00             $16,417    $10,926           $11,323
9/00             $14,897     $9,972           $10,315
10/00            $13,648     $9,249            $9,472
11/00            $12,326     $8,441            $8,827
12/00            $13,129     $8,643            $9,084
1/01             $14,207     $9,830           $10,239
2/01             $12,814     $9,058            $9,450
3/01             $11,453     $8,170            $8,636
4/01             $12,204     $8,564            $9,144
5/01             $12,476     $8,666            $9,421
6/01             $12,084     $8,488            $9,254
7/01             $11,268     $7,952            $8,622
8/01             $10,876     $7,873            $8,504
9/01              $9,624     $6,654            $7,184
10/01            $10,092     $7,068            $7,630
11/01            $10,636     $7,806            $8,524
12/01            $11,198  $8,425(a)         $9,233(b)

PERFORMANCE(c)
DECEMBER 31, 2001

                                                                     CUMULATIVE
                                                            SINCE      SINCE
EMERGING MARKETS FUND      6 MONTHS(G)  1 YEAR   3 YEARS  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(d)                    -7.34%     -14.71%   6.96%     2.87%      11.98%
Class N
Average Annual Total
Return(e)(f)                 -7.49%     -15.34%   6.60%     2.54%      10.56%
MSCI-EMF Index
Average Annual Total
Return(a)                    -0.74%      -2.52%   4.03%    -4.19%     -15.75%
S&P Emerging Markets
Index
Average Annual Total
Return(b)                    -0.23%       1.62%   5.73%    -1.97%      -7.67%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) The MSCI Emerging Markets Free ("EMF") Index is a market capitalization-weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is $800 million.
(b) The S&P Emerging Markets Index (formerly IFC Emerging Markets Index) represents the IFC Investable ("IFCI") regional total return composite. The term investable indicates that the stocks and the weights in the IFCI Index represent the amount that foreign institutional investors might buy by virtue of the applicable foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens.
(c) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(d)  The Class I shares began operations on December 30, 1997.
(e) Class N shares were first issued on March 9, 1999, and pay Rule 12b-1 fees. Class N returns through March 9, 1999 are based on Class I returns, and reflect the deduction of Rule 12b-1 fees applicable to Class N Shares.
(f) The value of a $10,000 investment for Class N is $10,056 for the period from December 30, 1997 to December 31, 2001.
(g)  Unannualized.

 Dresdner RCM Emerging Markets Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF          VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                              1.2%
                     TRANSPORTATION                             1.2%
    78,000    HK     MTR Corp. Ltd.                                    $  102,028
                                                                       ----------
CONSUMER DISCRETIONARY SECTOR                                   1.8%
                     MEDIA                                      0.4%
     9,000    ZA     Johnnic Holdings Ltd.                                 33,389
                                                                       ----------
                     RETAILING                                  1.4%
    42,500    MX     Walmart de Mexico S.A. de
                     C.V., Series V *                                     115,886
                                                                       ----------
CONSUMER STAPLES SECTOR                                         6.0%
                     FOOD, BEVERAGE & TOBACCO                   5.0%
     3,500    MX     Coca-Cola Femsa, S.A. de C.V.
                     (Sponsored ADR) *                                     70,245
     7,000    BR     Companhia de Bebidas das
                     Americas (ADR)                                       142,030
     4,500    GR     Embotelladora Andina S.A.
                     (ADR)                                                 43,875
     2,200    MX     Fomento Economico Mexicano,
                     S.A. de C.V. (Sponsored ADR) *                        76,010
    33,000    MX     Grupo Modelo S.A. de C.V.,
                     Series C *                                            73,821
                                                                       ----------
                                                                          405,981
                                                                       ----------
                     HOUSEHOLD & PERSONAL PRODUCTS              1.0%
    17,500    IN     Hindustan Lever Ltd.                                  81,167
                                                                       ----------
ENERGY SECTOR                                                   7.0%
                     ENERGY                                     7.0%
     5,050    RU     Lukoil Holding (Sponsored
                     ADR) *                                               247,418
     8,000    BR     Petroleo Brasileiro S.A.
                     (Petrobras) Pfd.                                     177,105
    10,800    ZA     Sasol Ltd. *                                          94,900
     3,200    RU     Surgutneftegaz (Sponsored
                     ADR) *                                                49,600
                                                                       ----------
                                                                          569,023
                                                                       ----------
FINANCIALS SECTOR                                              12.9%
                     BANKING                                   10.8%
 1,087,500    BR     Banco Itau S.A. Pfd.                                  82,836
     2,200    CH     Banco Santander Chile
                     (Sponsored ADR) *                                     40,964
     7,600    PL     Bank Polska Kasa Opieki S.A. *                       153,648
   110,000    MX     Grupo Financiero BBVA
                     Bancomer, S.A. de C.V. *                             100,180
     1,400    US     Komercni Banka A.S. *                                 40,630
    11,525    ZA     Nedcor Ltd.                                          119,333
     2,900    HU     OTP Bank Rt. *                                       174,130

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Emerging Markets Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF          VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     BANKING (CONTINUED)
    40,500    ZA     Standard Bank Investment
                     Corp., Ltd.                                       $  104,837
    17,500    IN     State Bank of India                                   66,251
                                                                       ----------
                                                                          882,809
                                                                       ----------
                     DIVERSIFIED FINANCIALS                     2.1%
     4,500    IN     Housing Development Finance
                     Corp., Ltd.                                           61,877
     3,000    KR     Samsung Securities Co., Ltd. *                       109,288
                                                                       ----------
                                                                          171,165
                                                                       ----------
HEALTH CARE SECTOR                                              6.1%
                     PHARMACEUTICALS &
                     BIOTECHNOLOGY                              6.1%
     3,950    IN     Cipla Ltd.                                            93,245
     3,700    IN     Dr. Reddy's Laboratories Ltd.                         70,858
     1,800    HU     Gedeon Richter Rt. *                                  98,583
     3,800    IS     Teva Pharmaceutical Industries
                     Ltd. (ADR)                                           234,194
                                                                       ----------
                                                                          496,880
                                                                       ----------
MATERIALS SECTOR                                               13.6%
                     RAW/BASIC MATERIALS                       13.6%
     3,300    ZA     Anglo American Platinum Corp.,
                     Ltd.                                                 122,151
    14,200    ZA     Anglo American Plc                                   216,877
     1,000    ZA     AngloGold Ltd. *                                      35,181
     6,100    US     Cemex S.A. de C.V. (Sponsored
                     ADR) *                                               150,670
     3,675    PO     CIA Minas Buenaventura S.A.
                     (Sponsored ADR)                                       76,183
     4,300    BR     Companhia Vale do Rio Doce
                     Pfd.                                                  99,940
    21,500    IN     Gujarat Ambuja Cements Ltd.                           84,694
     3,870    ZA     Impala Platinum Holdings Ltd.                        181,385
       900    KR     Pohang Iron & Steel Co.,
                     Ltd. *                                                83,593
    10,000    IN     Reliance Industries Ltd.
                     (Demat Shares) *                                      63,283
                                                                       ----------
                                                                        1,113,957
                                                                       ----------
MISCELLANEOUS SECTOR                                            2.7%
                     MISCELLANEOUS                              2.7%
    16,400    KR     Shinhan Financial Group Co.,
                     Ltd. *                                               219,124
                                                                       ----------
TECHNOLOGY SECTOR                                              18.5%
                     COMPUTERS & PERIPHERALS                    3.3%
    22,750    TW     Asustek Computer, Inc. *                              99,478
    54,750    TW     Compal Electronics, Inc. *                            69,161
    31,000    TW     Quanta Computer, Inc. *                              101,000
                                                                       ----------
                                                                          269,639
                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Emerging Markets Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                           % OF          VALUE
SHARES      COUNTRY                                     NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     SEMICONDUCTORS & INSTRUMENTS              13.0%
     2,600    KR     Samsung Electronics Co., Ltd.                     $  552,265
    75,000    TW     Siliconware Precision
                     Industries Co. *                                      66,233
   130,640    TW     Taiwan Semiconductor
                     Manufacturing Co., Ltd. *                            326,693
     7,000    TW     Taiwan Semiconductor
                     Manufacturing Co., Ltd. (ADR)
                     *                                                    120,190
                                                                       ----------
                                                                        1,065,381
                                                                       ----------
                     SOFTWARE                                   2.2%
     2,400    IS     Check Point Software
                     Technologies Ltd. *                                   95,736
    90,000    TW     Taiwan Secom *                                        87,196
                                                                       ----------
                                                                          182,932
                                                                       ----------
TELECOMMUNICATION SERVICES SECTOR                              19.9%
                     TELECOMMUNICATION SERVICES                19.9%
     9,000    MX     America Movil S.A. de C.V.                           175,320
    38,000    HK     China Mobile Hong Kong Ltd. *                        133,768
     7,500    HK     China Mobile Hong Kong Ltd.
                     (Sponsored ADR) *                                    131,100
     6,400    CH     Compania de Telecomunicaciones
                     de Chile S.A. (Sponsored
                     ADR) *                                                86,143
     1,300    KR     Korea Telecom Corp. *                                 49,437
     6,500    KR     Korea Telecom Corp. (ADR)                            132,145
     2,620    RU     Mobile Telesystems (Sponsored
                     ADR) *                                                93,429
    17,100    KR     SK Telecom Co., Ltd.                                 369,702
     5,500    BR     Tele Centro Oeste Celular
                     Participacoes S.A. (ADR)                              38,500
     2,100    BR     Telecomunicacoes Brasileiras
                     S.A. (Sponsored ADR)                                  84,000
     7,000    MX     Telefonos de Mexico (ADR)                            245,140
    33,000    MY     Telekom Malaysia Berhad                               89,448
                                                                       ----------
                                                                        1,628,132
                                                                       ----------
UTILITIES SECTOR                                                6.1%
                     UTILITIES                                  6.1%
    12,500    BR     Companhia Paranaense de
                     Energia-Copel (Sponsored
                     ADR) *                                                98,125
     7,400    CH     Empresa Nacional de
                     Electicidad S.A. *                                    76,812
   134,000    HK     Huaneng Power
                     International, Inc. *                                 80,766
     9,100    KR     Korea Electric Power Corp. *                         150,339
    32,000    MY     Tenaga Nasional Berhad                                90,105
                                                                       ----------
                                                                          496,147
                                                                       ----------
TOTAL EQUITY INVESTMENTS (COST $7,527,926)                     95.8%    7,833,640
                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Emerging Markets Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

FACE                                                       % OF          VALUE
AMOUNT      COUNTRY                                     NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------
SHORT-TERM INVESTMENT                                           2.2%
                     TIME DEPOSIT
$  174,745    US     Brown Brothers Harriman & Co.
                     Time Deposit 0.80%, Maturing
                     1/2/02                                            $  174,745
                                                                       ----------
TOTAL SHORT-TERM INVESTMENT (COST $174,745)                               174,745
                                                                       ----------

TOTAL INVESTMENTS COST ($7,702,671) **                         98.0%    8,008,385

                     OTHER ASSETS LESS LIABILITIES              2.0%      165,802
                                                                       ----------
                     NET ASSETS                               100.0%   $8,174,187
                                                                       ==========

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

Pfd. Preferred Stock

Tax information:

** For Federal income tax purposes, cost is $7,846,772 and the gross aggregate unrealized appreciation (depreciation) for all securities is as follows:


Unrealized appreciation                             $  705,285
Unrealized depreciation                               (543,672)
                                                    ----------
Net unrealized appreciation                         $  161,613
                                                    ==========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Emerging Markets Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's investments in securities at December 31, 2001, categorized by country:

                                                 % OF NET ASSETS
                                         -------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER     TOTAL

------------------------------------------------------------------------
Brazil                            BR        8.8%        --        8.8%
Chile                             CH        2.5%        --        2.5%
Greece                            GR        0.5%        --        0.5%
Hong Kong                         HK        5.5%        --        5.5%
Hungary                           HU        3.3%        --        3.3%
India                             IN        6.4%        --        6.4%
Israel                            IS        4.0%        --        4.0%
Korea                             KR       20.4%        --       20.4%
Malaysia                          MY        2.2%        --        2.2%
Mexico                            MX       10.5%        --       10.5%
Peru                              PO        0.9%        --        0.9%
Poland                            PL        1.9%        --        1.9%
Russia                            RU        4.8%        --        4.8%
South Africa                      ZA       11.1%        --       11.1%
Taiwan                            TW       10.7%        --       10.7%
United States                     US        2.3%       4.2%       6.5%
                                         ------     ------      -----
  Total                                    95.8%       4.2%     100.0%
                                         ======     ======      =====

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Europe Fund
 Management's Performance Review

        Returns in the European equity market during the second half of 2001 represented a tale of two very different quarters. Markets were considerably weaker in the third quarter spurred by the terrorist events of September 11 and then rebounded in the fourth quarter as the Morgan Stanley Capital International
(MSCI) Europe Index rose by 10.06%. This represents the largest quarterly increase since the fourth quarter of 1999. In this somewhat volatile market environment, the Dresdner RCM Europe Fund Class N declined by 11.07%. In comparison, the MSCI Europe Index fell by 3.23% for the six-month period ended December 31, 2001.

MARKET ENVIRONMENT

        European equity markets fell in the third quarter as hopes for an economic and earnings recovery rapidly diminished. The scenario worsened after the September 11 terrorist attacks as concerns mounted that a U.S. led recession would hamper European export growth.

        As it became clearer that the global economy was much sicker than anticipated, the central banks of the world prescribed a solution in the form of heavy interest rate cuts during the second half of the year. The European Central Bank, which had trimmed interest rates by only 25 basis points in the first of 2001, cut rates by an additional 125 basis points during the second half of the year. Similarly, the Bank of England reduced rates by 125 basis points, thereby taking interest rates to thirty-seven year lows. The fact that the U.S. Federal Reserve continued to lower interest rates by 200 basis points provided some hope for European companies exporting goods to the United States.

        As the second half of the year progressed, European equity markets started to look through the bad news of the day (i.e., zero growth in Europe and a recession in the United States) in favor of the prospects for both an economic and an earnings recovery in 2002. Accordingly, European markets rebounded strongly in the fourth quarter.

PORTFOLIO REVIEW

        Industry allocation and stock selection both contributed to the underperformance of the portfolio during the second half of the year. Industry allocation was impaired by overweight positions in the software and the hotels, restaurants, and leisure industries and by an underweight position in the materials industry. This was partially offset by an effective strategy of overweighting the pharmaceuticals and the commercial services and supplies industries. Stock selection was weakest within the capital goods (i.e., Vestas Wind Systems in Denmark and Tomra Systems in Norway) industry. This was offset by precise stock selection within the energy (i.e., Royal Dutch Petroleum in the Netherlands) and the telecommunication services (i.e., Portugal Telecom in Portugal, Hellenic Telecommunications in Greece and BT Group in the United Kingdom) industries. The Fund did not own shares of both Royal Dutch
Petroleum -- down 11% or BT Group -- down 24%, for the six-month period.

OUTLOOK

        Thus far, Dresdner RCM Global Investors LLC ("Dresdner RCM") believes liquidity and hope drove the rally in European markets. Based upon Dresdner RCM's bottom-up research of companies, it is their belief that the market sentiment has turned too positive relative to the fundamentals. Accordingly, the portfolio management team continues to stress visible earnings growth in the portfolio. The portfolio is overweight in the consumer staples and consumer discretionary sectors, with the technology sector representing the largest overweight. The portfolio management team is carefully monitoring these stocks on a valuation basis given the market volatility and the recent appreciation in these shares. The largest underweight positions are in the utilities and the materials sectors.

 Dresdner RCM Europe Fund
 Total Return Index Comparison(d)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

$10,000 Investment (4/5/90 - 12/31/01)(a)(e)(g)

       CLASS N SHARES(E)  MSCI-EUROPE INDEX(B)  DAX 100 INDEX(C)
4/90             $10,000               $10,000           $10,000
4/90              $9,150                $9,738            $9,346
5/90              $9,117               $10,535            $9,432
6/90              $9,400               $10,909            $9,862
7/90              $9,708               $11,372           $10,643
8/90              $8,617               $10,249            $9,117
9/90              $7,358                $9,046            $7,545
10/90             $8,250                $9,814            $8,450
11/90             $8,283                $9,917            $8,575
12/90             $8,000                $9,778            $8,318
1/91              $7,898               $10,111            $8,425
2/91              $8,289               $11,000            $8,858
3/91              $7,319               $10,266            $7,848
4/91              $7,600               $10,163            $8,194
5/91              $7,847               $10,466            $8,514
6/91              $7,311                $9,591            $7,813
7/91              $7,591               $10,260            $8,075
8/91              $7,694               $10,451            $8,216
9/91              $7,770               $10,769            $8,390
10/91             $7,481               $10,547            $8,239
11/91             $7,387               $10,303            $8,293
12/91             $7,739               $11,113            $8,872
1/92              $7,835               $11,114            $8,965
2/92              $8,071               $11,162            $9,123
3/92              $7,879               $10,776            $8,953
4/92              $7,853               $11,375            $8,974
5/92              $8,263               $12,026            $9,534
6/92              $8,202               $11,806            $9,712
7/92              $7,792               $11,390            $9,259
8/92              $7,818               $11,358            $9,266
9/92              $7,346               $11,175            $8,761
10/92             $6,883               $10,399            $8,171
11/92             $6,735               $10,398            $8,146
12/92             $6,602               $10,642            $7,980
1/93              $6,806               $10,664            $8,163
2/93              $7,134               $10,790            $8,580
3/93              $7,293               $11,349            $8,829
4/93              $7,249               $11,603            $8,691
5/93              $7,320               $11,732            $8,720
6/93              $6,992               $11,564            $8,369
7/93              $7,329               $11,607            $8,746
8/93              $8,002               $12,629            $9,740
9/93              $8,091               $12,594            $9,824
10/93             $8,490               $13,123           $10,290
11/93             $8,259               $12,843           $10,096
12/93             $8,792               $13,812           $10,880
1/94              $8,559               $14,519           $10,598
2/94              $8,541               $14,009           $10,397
3/94              $8,775               $13,617           $10,768
4/94              $9,142               $14,185           $11,477
5/94              $8,730               $13,586           $10,922
6/94              $8,541               $13,448           $10,871
7/94              $8,792               $14,156           $11,458
8/94              $9,026               $14,609           $11,854
9/94              $8,299               $14,035           $11,103
10/94             $8,550               $14,651           $11,682
11/94             $8,182               $14,095           $11,082
12/94             $8,364               $14,179           $11,508
1/95              $8,064               $14,073           $11,191
2/95              $8,500               $14,397           $12,166
3/95              $8,073               $15,070           $11,812
4/95              $8,300               $15,559           $12,295
5/95              $8,527               $15,882           $12,628
6/95              $8,664               $16,038           $12,958
7/95              $9,009               $16,880           $13,702
8/95              $8,500               $16,233           $12,947
9/95              $8,482               $16,730           $13,049
10/95             $8,436               $16,656           $12,974
11/95             $8,273               $16,781           $12,902
12/95             $8,364               $17,318           $13,188
1/96              $8,682               $17,438           $13,838
2/96              $8,836               $17,762           $13,942
3/96              $8,682               $17,981           $13,913
4/96              $8,355               $18,117           $13,414
5/96              $8,618               $18,264           $13,784
6/96              $8,964               $18,470           $14,119
7/96              $8,846               $18,245           $14,090
8/96              $9,073               $18,792           $14,367
9/96              $9,136               $19,195           $14,513
10/96             $9,164               $19,646           $14,611
11/96             $9,591               $20,648           $15,204
12/96             $9,709               $21,054           $15,299
1/97              $9,600               $21,118           $15,334
2/97              $9,883               $21,403           $15,951
3/97             $10,493               $22,100           $16,918
4/97             $10,210               $21,997           $16,409
5/97             $10,584               $22,942           $17,202
6/97             $11,149               $24,096           $17,926
7/97             $12,278               $25,231           $19,555
8/97             $11,285               $23,796           $17,670
9/97             $12,214               $26,109           $19,204
10/97            $11,522               $24,832           $17,692
11/97            $11,786               $25,219           $18,150
12/97            $12,182               $26,147           $19,048
1/98             $12,724               $27,243           $19,476
2/98             $13,430               $29,379           $20,801
3/98             $14,746               $31,479           $22,112
4/98             $15,558               $32,096           $22,846
5/98             $16,250               $32,754           $24,902
6/98             $17,268               $33,121           $25,822
7/98             $18,775               $33,784           $26,116
8/98             $15,346               $29,540           $21,849
9/98             $14,608               $28,368           $21,326
10/98            $15,676               $30,645           $22,438
11/98            $16,386               $32,285           $23,431
12/98            $16,738               $33,706           $23,515
1/99             $17,253               $33,497           $23,442
2/99             $16,088               $32,656           $21,825
3/99             $15,611               $33,022           $21,288
4/99             $15,973               $34,012           $22,781
5/99             $15,463               $32,386           $21,302
6/99             $16,138               $32,940           $22,233
7/99             $16,342               $33,253           $22,097
8/99             $15,909               $33,599           $22,517
9/99             $15,871               $33,347           $22,214
10/99            $17,095               $34,581           $23,276
11/99            $19,950               $35,521           $23,637
12/99            $24,034               $39,170           $27,457
1/00             $24,332               $36,388           $26,169
2/00             $29,177               $38,295           $28,982
3/00             $26,538               $39,230           $28,551
4/00             $25,047               $37,507           $26,311
5/00             $23,631               $37,207           $25,987
6/00             $24,406               $38,013           $25,865
7/00             $24,272               $37,412           $26,266
8/00             $25,018               $36,982           $25,262
9/00             $22,692               $35,259           $23,934
10/00            $21,827               $34,998           $23,826
11/00            $19,770               $33,650           $22,172
12/00            $21,296               $35,979           $24,102
1/01             $20,686               $35,997           $25,107
2/01             $18,569               $32,840           $23,055
3/01             $16,918               $30,400           $20,673
4/01             $18,102               $32,589           $22,167
5/01             $17,241               $31,038           $20,814
6/01             $16,376               $29,880           $20,714
7/01             $15,931               $29,958           $20,683
8/01             $15,106               $29,185           $19,282
9/01             $13,527               $26,272           $16,157
10/01            $13,994               $27,105           $16,885
11/01            $14,173               $28,195           $18,230
12/01            $14,583            $28,916(b)        $18,539(c)

PERFORMANCE(a)(d)
DECEMBER 31, 2001

                                                                                        CUMULATIVE
                                                                               SINCE      SINCE
EUROPE FUND                6 MONTHS(H)  1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION  INCEPTION
Class I
Average Annual Total
Return(f)(g)                 -11.19%    -31.52%  -4.51%    8.51%     6.81%     3.27%      45.75%
Class N
Average Annual Total
Return(e)                    -11.07%    -31.52%  -4.49%    8.52%     6.82%     3.27%      45.83%
MSCI-Europe Index
Average Annual Total
Return(b)                     -3.23%    -19.63%  -4.98%    6.55%    10.04%     9.46%     189.16%
DAX 100 Index
Average Annual Total
Return(c)                    -10.50%    -23.08%  -7.62%    3.92%     7.65%     5.40%      85.39%

        The data above represents past performance of the Fund and may not indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------

(a) Returns through February 2, 1999 reflect the performance of the Fund as a closed-end investment company that invested primarily in equity securities of German companies. Returns through May 3, 1999, reflect the performance of the Fund as a closed-end investment company. Beginning on February 9, 1999, the Fund's objective was expanded to permit investments in European companies. On May 3, 1999, the Fund converted from a closed-end to an open-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as Rule 12b-1 fees. Since February 9, 1999, when the Fund's mandate was expanded, the Fund has been comparing its performance to the MSCI Europe Index. Before February 9, 1999, when the Fund invested primarily in equity securities of German companies, the Fund compared its performance to the DAX 100 Index, a German focused Index.
(b) The MSCI Europe Index is a market capitalization-weighted index composed of companies representative of the market structure of 15 developed countries. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

 Dresdner RCM Europe Fund
 Total Return Index Comparison

(c) The DAX 100 Index is a total return index of the 100 most highly capitalized stocks traded on the Frankfurt Stock Exchange. The Index was developed with a base value of 500 stocks as of December 30, 1987. The underlying stock prices are from XETRA.
(d) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(e) Returns from April 5, 1990 ("Commencement of Operations") through May 3, 1999 do not reflect Rule 12b-1 fees. Class N returns through May 3, 1999 would be lower if Rule 12b-1 fees had been paid.
(f)  Class I shares were first issued on March 3, 2000, which do not pay
     Rule 12b-1 fees. Class I returns through March 3, 2000 are based on Class N returns and for the period from May 3, 1999 to March 3, 2000, reflect the deduction of Rule 12b-1 fees. Returns for periods after March 3, 2000 do not reflect the deduction of Rule 12b-1 fees.
(g) The value of a $10,000 investment for Class I is $14,575 for the period from April 5, 1990 to December 31, 2001.
(h)  Unannualized.

 Dresdner RCM Europe Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                          % OF           VALUE
SHARES      COUNTRY                                    NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------
EQUITY INVESTMENTS
COMMERCIAL GOODS & SERVICES SECTOR                              7.5%
                     CAPITAL GOODS                              2.5%
    12,980    DK     Vestas Wind Systems A/S                          $   354,406
     8,400    FR     Vinci S.A.                                           492,499
                                                                      -----------
                                                                          846,905
                                                                      -----------
                     COMMERCIAL SERVICES & SUPPLIES             5.0%
     6,400    CH     Adecco S.A.                                          347,889
    88,410    UK     Capita Group PLC                                     630,814
    40,160    SE     Securitas AB (B Shares)                              761,876
                                                                      -----------
                                                                        1,740,579
                                                                      -----------
CONSUMER DISCRETIONARY SECTOR                                  10.5%
                     AUTOMOBILES & COMPONENTS                   1.5%
    15,150    DE     Bayerische Motoren Werke (BMW)
                     AG                                                   528,099
                                                                      -----------
                     CONSUMER DURABLES & APPAREL                3.0%
    13,660    DE     Adidas-Salomon AG                                  1,025,295
                                                                      -----------
                     HOTELS, RESTAURANTS & LEISURE              4.2%
    94,110    UK     Compass Group PLC                                    705,384
    60,611    UK     J.D. Wetherspoon PLC                                 381,770
     8,550    FR     Sodexho Alliance S.A.                                365,484
                                                                      -----------
                                                                        1,452,638
                                                                      -----------
                     MEDIA                                      1.8%
    25,000    UK     British Sky Broadcasting Group
                     PLC *                                                275,070
    14,920    NL     Wolters Kluwer N.V.                                  340,079
                                                                      -----------
                                                                          615,149
                                                                      -----------
CONSUMER STAPLES SECTOR                                        12.4%
                     FOOD & DRUG RETAILING                      3.4%
    21,610    NL     Koninklijke Ahold N.V.                               628,793
   115,820    UK     Safeway PLC                                          539,406
                                                                      -----------
                                                                        1,168,199
                                                                      -----------
                     FOOD, BEVERAGE & TOBACCO                   5.1%
    18,780    BE     Interbrew                                            514,176
     3,200    CH     Nestle S.A.                                          682,286
     7,450    FR     Pernod-Ricard S.A.                                   577,094
                                                                      -----------
                                                                        1,773,556
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Europe Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                          % OF           VALUE
SHARES      COUNTRY                                    NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     HOUSEHOLD & PERSONAL PRODUCTS              3.9%
     8,380    FR     L'Oreal S.A.                                     $   603,620
    52,020    UK     Reckitt Benckiser PLC                                757,099
                                                                      -----------
                                                                        1,360,719
                                                                      -----------
ENERGY SECTOR                                                   5.9%
                     ENERGY                                     5.9%
    56,500    IT     ENI S.p.A                                            708,307
     4,080    FR     Technip                                              544,907
     5,440    FR     TotalFinaElf S.A.                                    776,916
                                                                      -----------
                                                                        2,030,130
                                                                      -----------
FINANCIAL SECTOR                                               26.3%
                     BANKS                                     13.1%
    28,220    ES     Banco Bilbao Vizcaya
                     Argentaria S.A.                                      349,255
    27,600    UK     Barclays PLC                                         913,846
     5,810    FR     BNP Paribas S.A.                                     519,892
    16,960    CH     Credit Suisse Group *                                723,224
    29,340    DK     Danske Bank                                          470,822
    27,440    UK     Royal Bank of Scotland Group
                     PLC                                                  667,733
    39,980    SE     Skandinaviska Enskilda Banken
                     AB (A Shares)                                        363,985
    10,610    CH     UBS AG *                                             535,516
                                                                      -----------
                                                                        4,544,273
                                                                      -----------
                     DIVERSIFIED FINANCIALS                     2.3%
    27,700    NL     ING Groep N.V.                                       706,356
     4,700    UK     Man Group PLC                                         81,537
                                                                      -----------
                                                                          787,893
                                                                      -----------
                     INSURANCE                                 10.9%
    76,920    IT     Alleanza Assicurazioni                               845,818
     8,830    DE     MLP AG                                               643,188
     5,250    DE     Muenchener
                     Rueckversicherungs-Gesellschaft
                     AG                                                 1,425,472
     8,320    CH     Swiss Re                                             836,861
                                                                      -----------
                                                                        3,751,339
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Europe Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                          % OF           VALUE
SHARES      COUNTRY                                    NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
HEALTH CARE SECTOR                                             13.5%
                     HEALTH CARE EQUIPMENT &
                     SUPPLIES                                   0.7%
     3,890    DE     Fresenius Medical Care AG                        $   240,716
                                                                      -----------
                     PHARMACEUTICALS                           12.8%
     8,900    DE     Altana AG                                            443,761
    13,470    IE     Elan Corp. PLC (ADR) *                               606,958
    13,510    DK     H. Lundbeck A/S                                      347,845
    13,670    DK     Novo Nordisk A/S (B Shares)                          559,051
    33,940    IT     Recordati S.p.A                                      676,305
    12,960    FR     Sanofi-Synthelabo S.A.                               966,985
     7,280    DE     Schering AG                                          386,321
    20,940    UK     Shire Pharmaceuticals Group
                     PLC *                                                262,094
     4,650    UK     Shire Pharmaceuticals Group
                     PLC (ADR) *                                          170,190
                                                                      -----------
                                                                        4,419,510
                                                                      -----------
TECHNOLOGY SECTOR                                              14.3%
                     COMMUNICATIONS EQUIPMENT                   5.4%
    76,430    FI     Nokia Oyj (ADR)                                    1,874,828
                     COMPUTERS & PERIPHERALS                    2.8%
    18,500    AT     Gericom AG                                           505,686
    12,980    CH     Logitech International S.A. *                        474,935
                                                                      -----------
                                                                          980,621
                                                                      -----------
                     INFORMATION TECHNOLOGY
                     CONSULTING & SERVICES                      0.9%
     6,770    FR     Altran Technologies S.A.                             305,911
                                                                      -----------
                     SEMICONDUCTORS & INSTRUMENTS               2.6%
    28,020    CH     STMicroelectronics N.V. (NY
                     Registered Shares)                                   887,394
                                                                      -----------
                     SOFTWARE                                   2.6%
    27,500    DE     SAP AG (ADR)                                         878,075
                                                                      -----------
TELECOMMUNICATION SERVICES SECTOR                              12.0%
                     TELECOMMUNICATION SERVICES                12.0%
    25,540    GR     Hellenic Telecommunications
                     Organization S.A.                                    416,143
    64,750    PT     Portugal Telecom SGPS S.A.                           504,450
     1,950    CH     Swisscom AG                                          540,264
   119,450    IT     Telecom Italia Mobile S.p.A                          666,844

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Europe Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

                                                          % OF           VALUE
SHARES      COUNTRY                                    NET ASSETS      (NOTE 1)

---------------------------------------------------------------------------------

EQUITY INVESTMENTS (CONTINUED)
                     TELECOMMUNICATION SERVICES
                     (CONTINUED)
   680,567    UK     Vodafone Group PLC                               $ 1,780,420
    10,000    UK     Vodafone Group PLC (ADR)                             256,800
                                                                      -----------
                                                                        4,164,921
                                                                      -----------
TOTAL EQUITY INVESTMENTS (COST $35,330,877)                   102.4%   35,376,750
                                                                      -----------

TOTAL INVESTMENTS (COST $35,330,877) **                       102.4%   35,376,750

                     OTHER ASSETS LESS LIABILITIES             (2.4%)    (812,689)
                                                                      -----------
                     NET ASSETS                               100.0%  $34,564,061
                                                                      ===========

--------------------------------

*    Non-income producing security

ADR  American Depositary Receipt

Tax Information:

** For Federal income tax purposes, cost is $38,390,560 and gross aggregate unrealized appreciation (depreciation) for all securities is as follows:

Unrealized appreciation                             $ 1,575,183
Unrealized depreciation                              (4,588,993)
                                                    -----------
Net unrealized depreciation                         $(3,013,810)
                                                    ===========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Europe Fund
 Portfolio of Investments
 December 31, 2001 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        The Fund's investments in securities at December 31, 2001 categorized by country:

                                                % OF NET ASSETS
                                         ------------------------------
                                COUNTRY            SHORT-TERM
COUNTRY                          CODE    EQUITIES  AND OTHER    TOTAL

-----------------------------------------------------------------------
Austria                           AT        1.5%      --          1.5%
Belgium                           BE        1.5%      --          1.5%
Denmark                           DK        5.0%      --          5.0%
Finland                           FI        5.4%      --          5.4%
France                            FR       14.9%      --         14.9%
Germany                           DE       16.1%      --         16.1%
Greece                            GR        1.2%      --          1.2%
Ireland                           IE        1.8%      --          1.8%
Italy                             IT        8.4%      --          8.4%
Netherlands                       NL        4.8%      --          4.8%
Portugal                          PT        1.5%      --          1.5%
Spain                             ES        1.0%      --          1.0%
Sweden                            SE        3.3%      --          3.3%
Switzerland                       CH       14.5%      --         14.5%
United Kingdom                    UK       21.5%      --         21.5%
United States                     US       --          (2.4)%    --
                                         ------     -------     -----
  Total                                   102.4%       (2.4)%   100.0%
                                         ======     =======     =====

    The accompanying notes are an integral part of the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

 Dresdner RCM Global Funds
 Statements of Assets and Liabilities
 December 31, 2001 (Unaudited)
 (All numbers in thousands except net asset values per share)

                                                         LARGE CAP  TAX MANAGED
                                                          GROWTH      GROWTH       MIDCAP
                                                           FUND        FUND         FUND
                                                         ---------  -----------  ----------
ASSETS:
  Investments at cost                                    $196,750     $ 6,224    $ 483,194
                                                         ========     =======    =========
  Foreign currency at cost                               $     --     $    --    $      --
                                                         ========     =======    =========
  Short-term investments at cost                         $ 13,676     $   558    $  15,338
                                                         ========     =======    =========
  Investments at value                                   $191,219     $ 6,926    $ 483,386
  Foreign currency at value                                    --          --           --
  Cash                                                         --          --           --
  Short-term investments at value                          13,676         558       15,338
  Receivables:
    Investments sold                                          307          68        6,804
    Fund shares sold                                        2,150         296        4,080
    Dividends, net of withholding taxes                       112           6           99
    Interest                                                   16           1           32
    Investment Manager                                         --           3           --
                                                         --------     -------    ---------
      Total Assets                                        207,480       7,858      509,739
                                                         --------     -------    ---------
LIABILITIES:
  Payables:
    Investments purchased                                   8,947         373           --
    Fund shares repurchased                                   106          25       15,059
    Line of credit                                             --          --           --
    Distributions payable                                      --          --           --
  Accrued Expenses:
    Management fees                                           208          --          168
    Distribution fees                                          11           1            1
    Directors' fees                                            33          25           25
    Other                                                      58          29           93
                                                         --------     -------    ---------
      Total Liabilities                                     9,363         453       15,346
                                                         --------     -------    ---------
NET ASSETS                                               $198,117     $ 7,405    $ 494,393
                                                         ========     =======    =========
NET ASSETS CONSIST OF:
  Paid-in capital                                        $219,798     $16,110    $ 794,931
  Accumulated net investment income (loss)                     16         (54)      (2,102)
  Accumulated net realized gain (loss) on investments,
    options written, short sales and foreign currency
    transactions                                          (16,166)     (9,353)    (298,628)
  Net unrealized appreciation (depreciation) on
    investments                                            (5,531)        702          192
  Net unrealized appreciation (depreciation) on foreign
    currency translations                                      --          --           --
                                                         --------     -------    ---------
NET ASSETS                                               $198,117     $ 7,405    $ 494,393
                                                         ========     =======    =========
CLASS I NET ASSETS                                       $142,277     $ 3,230    $ 488,153
                                                         ========     =======    =========
CLASS I SHARES OUTSTANDING                                 10,813         299      194,389
                                                         ========     =======    =========
CLASS I NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                             $  13.16     $ 10.80    $    2.51
                                                         ========     =======    =========
CLASS N NET ASSETS                                       $ 55,840     $ 4,175    $   6,240
                                                         ========     =======    =========
CLASS N SHARES OUTSTANDING                                  4,281         388        2,506
                                                         ========     =======    =========
CLASS N NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                             $  13.04     $ 10.77    $    2.49
                                                         ========     =======    =========

------------------------------------

(a)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Assets and Liabilities
 December 31, 2001 (Unaudited)
 (All numbers in thousands except net asset values per share)

                                                                                             GLOBAL   GLOBAL      GLOBAL
                                                         SMALL CAP  BIOTECHNOLOGY  BALANCED  EQUITY  SMALL CAP  TECHNOLOGY
                                                           FUND         FUND         FUND     FUND     FUND        FUND
                                                         ---------  -------------  --------  ------  ---------  ----------
ASSETS:
  Investments at cost                                    $ 73,557     $ 696,715    $30,845   $1,035  $ 16,807   $ 299,477
                                                         ========     =========    =======   ======  ========   =========
  Foreign currency at cost                               $     --     $      --    $    --   $   --  $      6   $      12
                                                         ========     =========    =======   ======  ========   =========
  Short-term investments at cost                         $  4,287     $   5,155    $ 5,907   $   13  $  1,123   $  19,383
                                                         ========     =========    =======   ======  ========   =========
  Investments at value                                   $ 76,634     $ 624,063    $29,479   $1,056  $ 18,578   $ 392,330
  Foreign currency at value                                    --            --         --       --         6          11
  Cash                                                         --            --         --       --        --          --
  Short-term investments at value                           4,287         5,155      5,907       13     1,123      19,383
  Receivables:
    Investments sold                                          854           373         --       --       656      24,328
    Fund shares sold                                           --         3,023        107       --       431       2,829
    Dividends, net of withholding taxes                         9            --         15        1         5           5
    Interest                                                    2            21         87       --        --          34
    Investment Manager                                         26            --         --       25        --          --
                                                         --------     ---------    -------   ------  --------   ---------
      Total Assets                                         81,812       632,635     35,595    1,095    20,799     438,920
                                                         --------     ---------    -------   ------  --------   ---------
LIABILITIES:
  Payables:
    Investments purchased                                     736            65      4,590       --     1,816       4,218
    Fund shares repurchased                                 4,460         1,969         --       --       887       3,238
    Line of credit                                             --            --         --       --        --          --
    Distributions payable                                      --            --         --       10        --          --
  Accrued Expenses:
    Management fees                                            --           678         35       --        19         354
    Distribution fees                                          --           136         --       --         2          49
    Directors' fees                                            25            31         18       25        34          33
    Other                                                      58           227         56       28        52         164
                                                         --------     ---------    -------   ------  --------   ---------
      Total Liabilities                                     5,279         3,106      4,699       63     2,810       8,056
                                                         --------     ---------    -------   ------  --------   ---------
NET ASSETS                                               $ 76,533     $ 629,529    $30,896   $1,032  $ 17,989   $ 430,864
                                                         ========     =========    =======   ======  ========   =========
NET ASSETS CONSIST OF:
  Paid-in capital                                        $173,245     $ 885,872    $38,617   $1,362  $ 31,222   $ 902,709
  Accumulated net investment income (loss)                   (553)       (8,227)        (6)     (13)     (287)     (4,930)
  Accumulated net realized gain (loss) on investments,
    options written, short sales and foreign currency
    transactions                                          (99,236)     (175,464)    (6,349)    (339)  (14,713)   (559,757)
  Net unrealized appreciation (depreciation) on
    investments                                             3,077       (72,652)    (1,366)      22     1,771      92,853
  Net unrealized appreciation (depreciation) on foreign
    currency translations                                      --            --         --       --        (4)        (11)
                                                         --------     ---------    -------   ------  --------   ---------
NET ASSETS                                               $ 76,533     $ 629,529    $30,896   $1,032  $ 17,989   $ 430,864
                                                         ========     =========    =======   ======  ========   =========
CLASS I NET ASSETS                                       $ 76,533     $      --    $30,896   $1,032  $  6,760   $ 198,994
                                                         ========     =========    =======   ======  ========   =========
CLASS I SHARES OUTSTANDING                                 14,883            --      3,465      136       484       6,517
                                                         ========     =========    =======   ======  ========   =========
CLASS I NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                             $   5.14     $      --    $  8.92   $ 7.60  $  13.97   $   30.54
                                                         ========     =========    =======   ======  ========   =========
CLASS N NET ASSETS                                       $     --     $ 629,529    $    --   $   --  $ 11,229   $ 231,870
                                                         ========     =========    =======   ======  ========   =========
CLASS N SHARES OUTSTANDING                                     --        22,979         --       --       807       7,658
                                                         ========     =========    =======   ======  ========   =========
CLASS N NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                             $     --     $   27.40    $    --   $   --  $  13.91   $   30.28
                                                         ========     =========    =======   ======  ========   =========

                                                           GLOBAL
                                                         HEALTH CARE
                                                            FUND
                                                         -----------
ASSETS:
  Investments at cost                                     $206,339
                                                          ========
  Foreign currency at cost                                $     --
                                                          ========
  Short-term investments at cost                          $  1,005
                                                          ========
  Investments at value                                    $212,874
  Foreign currency at value                                     --
  Cash                                                          --
  Short-term investments at value                            1,005
  Receivables:
    Investments sold                                         1,523
    Fund shares sold                                         1,520
    Dividends, net of withholding taxes                         78
    Interest                                                    --
    Investment Manager                                          --
                                                          --------
      Total Assets                                         217,000
                                                          --------
LIABILITIES:
  Payables:
    Investments purchased                                      485
    Fund shares repurchased                                    871
    Line of credit                                              --
    Distributions payable                                       --
  Accrued Expenses:
    Management fees                                            543
    Distribution fees                                           45
    Directors' fees                                             33
    Other                                                       89
                                                          --------
      Total Liabilities                                      2,066
                                                          --------
NET ASSETS                                                $214,934
                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                         $244,863
  Accumulated net investment income (loss)                  (1,972)
  Accumulated net realized gain (loss) on investments,
    options written, short sales and foreign currency
    transactions                                           (34,501)
  Net unrealized appreciation (depreciation) on
    investments                                              6,535
  Net unrealized appreciation (depreciation) on foreign
    currency translations                                        9
                                                          --------
NET ASSETS                                                $214,934
                                                          ========
CLASS I NET ASSETS                                        $     --
                                                          ========
CLASS I SHARES OUTSTANDING                                      --
                                                          ========
CLASS I NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                              $     --
                                                          ========
CLASS N NET ASSETS                                        $214,934
                                                          ========
CLASS N SHARES OUTSTANDING                                  10,474
                                                          ========
CLASS N NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                              $  20.52
                                                          ========

------------------------------------

(a)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Assets and Liabilities
 December 31, 2001 (Unaudited)
 (All numbers in thousands except net asset values per share)

                                                         INTERNATIONAL  EMERGING
                                                         GROWTH EQUITY  MARKETS    EUROPE
                                                             FUND         FUND      FUND
                                                         -------------  --------  --------
ASSETS:
  Investments at cost                                      $105,082     $ 7,528   $ 35,331
                                                           ========     =======   ========
  Foreign currency at cost                                 $    567     $   188   $  1,151
                                                           ========     =======   ========
  Short-term investments at cost                           $  1,974     $   175   $     --
                                                           ========     =======   ========
  Investments at value                                     $101,024     $ 7,834   $ 35,377
  Foreign currency at value                                     558         186      1,154
  Cash                                                            1           2         --
  Short-term investments at value                             1,974         175         --
  Receivables:
    Investments sold                                          1,481          --         --
    Fund shares sold                                             56          15        311
    Dividends, net of withholding taxes                         189          42         86
    Interest                                                      5          --          2
    Investment Manager                                           --          63          9
                                                           --------     -------   --------
      Total Assets                                          105,288       8,317     36,939
                                                           --------     -------   --------
LIABILITIES:
  Payables:
    Investments purchased                                     1,856          --        373
    Fund shares repurchased                                  10,362          15        285
    Line of credit                                               --          --      1,664
    Distributions payable                                       232          --         --
  Accrued Expenses:
    Management fees                                              67          20         --
    Distribution fees                                             1          --          6
    Directors' fees                                             105          34         (1)
    Other                                                       101          74         48
                                                           --------     -------   --------
      Total Liabilities                                      12,724         143      2,375
                                                           --------     -------   --------
NET ASSETS                                                 $ 92,564     $ 8,174   $ 34,564
                                                           ========     =======   ========
NET ASSETS CONSIST OF:
  Paid-in capital                                          $186,368     $10,653   $ 49,921
  Accumulated net investment income (loss)                   (2,045)        (26)      (325)
  Accumulated net realized gain (loss) on investments,
    options written, short sales and foreign currency
    transactions                                            (87,687)     (2,757)   (15,074)
  Net unrealized appreciation (depreciation) on
    investments                                              (4,058)        306         46
  Net unrealized appreciation (depreciation) on foreign
    currency translations                                       (14)         (2)        (4)
                                                           --------     -------   --------
NET ASSETS                                                 $ 92,564     $ 8,174   $ 34,564
                                                           ========     =======   ========
CLASS I NET ASSETS                                         $ 87,465     $ 6,548   $      2
                                                           ========     =======   ========
CLASS I SHARES OUTSTANDING                                    9,544         641         --(a)
                                                           ========     =======   ========
CLASS I NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                               $   9.16     $ 10.22   $   8.07
                                                           ========     =======   ========
CLASS N NET ASSETS                                         $  5,099     $ 1,626   $ 34,562
                                                           ========     =======   ========
CLASS N SHARES OUTSTANDING                                      558         160      4,273
                                                           ========     =======   ========
CLASS N NET ASSET VALUE PER SHARE, OFFERING AND
  REDEMPTION PRICE PER SHARE                               $   9.14     $ 10.14   $   8.09
                                                           ========     =======   ========

------------------------------------

(a)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

 Dresdner RCM Global Funds
 Statements of Operations
 For the Six Months Ended December 31, 2001 (Unaudited)
 (All numbers in thousands)

                                                         LARGE CAP  TAX MANAGED
                                                          GROWTH      GROWTH      MIDCAP
                                                           FUND        FUND        FUND
                                                         ---------  -----------  ---------
INVESTMENT INCOME (NOTE 1):
  Income:
    Dividends                                            $    526     $    34    $    591
    Interest                                                   74           8         348
    Securities lending income                                  --          --         203
    Foreign tax withheld                                       (2)         --          --
                                                         --------     -------    --------
      Total investment income                                 598          42       1,142
                                                         --------     -------    --------
  Expenses:
    Investment management fees                                415          32       2,137
    Administration fees                                        26          27          34
    Shareholder servicing fee, Class I                          7           2          12
    Shareholder servicing fee, Class N                         22           9          12
    Registration and filing, Class I                            9           8          52
    Registration and filing, Class N                            5           4          13
    Reports to shareholders                                    20          14           4
    Accounting/Audit expenses                                  15           6           7
    Directors' fees and expenses                                3           3          25
    Legal fees                                                  6           7           7
    Custodian fees                                             (1)          2          26
    Insurance expense                                           4          --          67
    Distribution fees                                          60           6           3
    Amortization of organization costs                         --          --          --
    Reimbursement of expenses previously assumed by
     Investment Manager                                        --          --          --
    Miscellaneous expenses                                     --          --          --
                                                         --------     -------    --------
      Total expenses before waivers and reimbursements        591         120       2,399
  Less: Expenses waived and reimbursed by Investment
    Manager                                                   (87)        (60)       (202)
                                                         --------     -------    --------
      Total net expenses before interest expense              504          60       2,197
      Interest expense                                         --          --          --
                                                         --------     -------    --------
      Total net expenses                                      504          60       2,197
                                                         --------     -------    --------
      Net investment income (loss)                             94         (18)     (1,055)
                                                         --------     -------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                 (12,345)     (1,094)    (91,084)
  Net realized gain (loss) on foreign currency
    transactions                                               --          --          --
                                                         --------     -------    --------
      Net realized gain (loss)                            (12,345)     (1,094)    (91,084)
                                                         --------     -------    --------
  Net change in unrealized appreciation (depreciation)
    on investments and options written                      6,543         203      12,849
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations                           --          --          --
                                                         --------     -------    --------
      Net unrealized appreciation (depreciation)            6,543         203      12,849
                                                         --------     -------    --------
      Net realized and unrealized gain (loss)              (5,802)       (891)    (78,235)
                                                         --------     -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $ (5,708)    $  (909)   $(79,290)
                                                         ========     =======    ========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Operations
 For the Six Months Ended December 31, 2001 (Unaudited)
 (All numbers in thousands)

                                                                                             GLOBAL   GLOBAL      GLOBAL
                                                         SMALL CAP  BIOTECHNOLOGY  BALANCED  EQUITY  SMALL CAP  TECHNOLOGY
                                                           FUND         FUND         FUND     FUND     FUND        FUND
                                                         ---------  -------------  --------  ------  ---------  ----------
INVESTMENT INCOME (NOTE 1):
  Income:
    Dividends                                            $     57     $    191     $   104   $   5    $    26   $     124
    Interest                                                   50          237         493      --          8         480
    Securities lending income                                 203          406          --      --         --         608
    Foreign tax withheld                                       --           --          --      --         (2)         (3)
                                                         --------     --------     -------   -----    -------   ---------
      Total investment income                                 310          834         597       5         32       1,209
                                                         --------     --------     -------   -----    -------   ---------
  Expenses:
    Investment management fees                                544        3,044         124       4         92       1,890
    Administration fees                                        34           27          27      27         27          27
    Shareholder servicing fee, Class I                         11           --          34      --          7          41
    Shareholder servicing fee, Class N                         --          335          --      --         12         126
    Registration and filing, Class I                           36           --           9       6         17          48
    Registration and filing, Class N                           --           48          --      --         11          45
    Reports to shareholders                                     3          209          12      11         18         139
    Accounting/Audit expenses                                   5            8          11       4         21          11
    Directors' fees and expenses                               25            1           3       3          3           3
    Legal fees                                                  9            7           7       7          6           6
    Custodian fees                                             21           38           5      --         18          (3)
    Insurance expense                                          27           17           1      --          1          12
    Distribution fees                                          --          768          --      --         13         255
    Amortization of organization costs                         --           --          --      --         --          --
    Reimbursement of expenses previously assumed by
     Investment Manager                                        --          107          --      --         --          --
    Miscellaneous expenses                                      1           --          --       1         --          10
                                                         --------     --------     -------   -----    -------   ---------
      Total expenses before waivers and reimbursements        716        4,609         233      63        246       2,610
  Less: Expenses waived and reimbursed by Investment
    Manager                                                  (160)          --         (62)    (55)       (95)         (9)
                                                         --------     --------     -------   -----    -------   ---------
      Total net expenses before interest expense              556        4,609         171       8        151       2,601
      Interest expense                                          2           --          --      --         12          --
                                                         --------     --------     -------   -----    -------   ---------
      Total net expenses                                      558        4,609         171       8        163       2,601
                                                         --------     --------     -------   -----    -------   ---------
      Net investment income (loss)                           (248)      (3,775)        426      (3)      (131)     (1,392)
                                                         --------     --------     -------   -----    -------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                 (29,918)     (96,595)     (5,294)   (238)    (2,626)   (103,781)
  Net realized gain (loss) on foreign currency
    transactions                                               --          245          --      --        (65)        473
                                                         --------     --------     -------   -----    -------   ---------
      Net realized gain (loss)                            (29,918)     (96,350)     (5,294)   (238)    (2,691)   (103,308)
                                                         --------     --------     -------   -----    -------   ---------
  Net change in unrealized appreciation (depreciation)
    on investments and options written                     10,348       28,487       3,219     124        451      68,422
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations                           --           --          --      --        (16)         (8)
                                                         --------     --------     -------   -----    -------   ---------
      Net unrealized appreciation (depreciation)           10,348       28,487       3,219     124        435      68,414
                                                         --------     --------     -------   -----    -------   ---------
      Net realized and unrealized gain (loss)             (19,570)     (67,863)     (2,075)   (114)    (2,256)    (34,894)
                                                         --------     --------     -------   -----    -------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $(19,818)    $(71,638)    $(1,649)  $(117)   $(2,387)  $ (36,286)
                                                         ========     ========     =======   =====    =======   =========

                                                           GLOBAL
                                                         HEALTH CARE
                                                            FUND
                                                         -----------
INVESTMENT INCOME (NOTE 1):
  Income:
    Dividends                                             $    504
    Interest                                                    67
    Securities lending income                                   41
    Foreign tax withheld                                        (6)
                                                          --------
      Total investment income                                  606
                                                          --------
  Expenses:
    Investment management fees                               1,079
    Administration fees                                         27
    Shareholder servicing fee, Class I                          --
    Shareholder servicing fee, Class N                         123
    Registration and filing, Class I                            --
    Registration and filing, Class N                            36
    Reports to shareholders                                     79
    Accounting/Audit expenses                                   10
    Directors' fees and expenses                                 3
    Legal fees                                                   7
    Custodian fees                                              11
    Insurance expense                                            6
    Distribution fees                                          270
    Amortization of organization costs                          --
    Reimbursement of expenses previously assumed by
     Investment Manager                                         --
    Miscellaneous expenses                                      --
                                                          --------
      Total expenses before waivers and reimbursements       1,651
  Less: Expenses waived and reimbursed by Investment
    Manager                                                    (31)
                                                          --------
      Total net expenses before interest expense             1,620
      Interest expense                                          --
                                                          --------
      Total net expenses                                     1,620
                                                          --------
      Net investment income (loss)                          (1,014)
                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                  (16,567)
  Net realized gain (loss) on foreign currency
    transactions                                              (236)
                                                          --------
      Net realized gain (loss)                             (16,803)
                                                          --------
  Net change in unrealized appreciation (depreciation)
    on investments and options written                      10,615
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations                             9
                                                          --------
      Net unrealized appreciation (depreciation)            10,624
                                                          --------
      Net realized and unrealized gain (loss)               (6,179)
                                                          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $ (7,193)
                                                          ========

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Operations
 For the Six Months Ended December 31, 2001 (Unaudited)
 (All numbers in thousands)

                                                         INTERNATIONAL  EMERGING
                                                         GROWTH EQUITY  MARKETS   EUROPE
                                                             FUND         FUND     FUND
                                                         -------------  --------  -------
INVESTMENT INCOME (NOTE 1):
  Income:
    Dividends                                              $    585     $    53   $    91
    Interest                                                     27           3       (19)
    Securities lending income                                    --          --        --
    Foreign tax withheld                                        (59)         (4)       (9)
                                                           --------     -------   -------
      Total investment income                                   553          52        63
                                                           --------     -------   -------
  Expenses:
    Investment management fees                                  506          39       206
    Administration fees                                          27          11        27
    Shareholder servicing fee, Class I                           12           7         6
    Shareholder servicing fee, Class N                           12          11        40
    Registration and filing, Class I                             36          12         7
    Registration and filing, Class N                             11          13        16
    Reports to shareholders                                      21          12        38
    Accounting/Audit expenses                                    23          23        19
    Directors' fees and expenses                                  3           5         2
    Legal fees                                                    6           3        25
    Custodian fees                                               58          38        16
    Insurance expense                                             7          --         5
    Distribution fees                                             7           2        51
    Amortization of organization costs                           --           6        --
    Reimbursement of expenses previously assumed by
     Investment Manager                                          --          --        --
    Miscellaneous expenses                                       20          --        --
                                                           --------     -------   -------
      Total expenses before waivers and reimbursements          749         182       458
  Less: Expenses waived and reimbursed by Investment
    Manager                                                     (68)       (122)     (129)
                                                           --------     -------   -------
      Total net expenses before interest expense                681          60       329
      Interest expense                                           36          --        19
                                                           --------     -------   -------
      Total net expenses                                        717          60       348
                                                           --------     -------   -------
      Net investment income (loss)                             (164)         (8)     (285)
                                                           --------     -------   -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                   (40,378)     (1,508)   (8,680)
  Net realized gain (loss) on foreign currency
    transactions                                             (1,780)        (44)     (287)
                                                           --------     -------   -------
      Net realized gain (loss)                              (42,158)     (1,552)   (8,967)
                                                           --------     -------   -------
  Net change in unrealized appreciation (depreciation)
    on investments and options written                       18,915         986     4,760
  Net change in unrealized appreciation (depreciation)
    on foreign currency translations                              7          (1)       --
                                                           --------     -------   -------
      Net unrealized appreciation (depreciation)             18,922         985     4,760
                                                           --------     -------   -------
      Net realized and unrealized gain (loss)               (23,236)       (567)   (4,207)
                                                           --------     -------   -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $(23,400)    $  (575)  $(4,492)
                                                           ========     =======   =======

    The accompanying notes are an integral part of the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                    LARGE CAP GROWTH FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $     94       $     29        $   (63)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                            (12,345)        (2,118)           157
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                             6,543         (9,131)        (7,220)
                                                           --------       --------        -------
  Net increase (decrease) in net assets resulting from
    operations                                               (5,708)       (11,220)        (7,126)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                      (107)            --             --
    Net realized gain on investments                             (2)            --           (315)
    In excess of net realized gain on investments                --             --         (1,045)
                                                           --------       --------        -------
      Total distributions, Class I                             (109)            --         (1,360)
                                                           --------       --------        -------
  Class N shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                             (1)            --           (181)
    In excess of net realized gain on investments                --             --           (603)
                                                           --------       --------        -------
      Total distributions, Class N                               (1)            --           (784)
                                                           --------       --------        -------
Total distributions to shareholders                            (110)            --         (2,144)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                             106,384         44,248         57,969
  Redemption fees                                                --             --             --
                                                           --------       --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     100,566         33,028         48,699
NET ASSETS:
  Beginning of period                                        97,551         64,523         15,824
                                                           --------       --------        -------
  End of period                                            $198,117       $ 97,551        $64,523
                                                           ========       ========        =======

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                   TAX MANAGED GROWTH FUND                    MIDCAP FUND
                                                         -------------------------------------------  ----------------------------
                                                          (UNAUDITED)   (A) SIX MONTH                  (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR                   SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED        ENDED          ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000  DEC. 31, 2001  JUNE 30, 2001
                                                         -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                              $   (18)      $    (36)       $  (155)      $  (1,055)     $  (1,047)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (1,094)        (4,903)        (3,344)        (91,084)      (126,475)
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                               203          1,288         (1,404)         12,849        (21,143)
                                                            -------       --------        -------       ---------      ---------
  Net increase (decrease) in net assets resulting from
    operations                                                 (909)        (3,651)        (4,903)        (79,290)      (148,665)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                        --             --             --              --             --
    Net realized gain on investments                             --             --             --              --             --
    In excess of net realized gain on investments                --             --             --              --             --
                                                            -------       --------        -------       ---------      ---------
      Total distributions, Class I                               --             --             --              --             --
                                                            -------       --------        -------       ---------      ---------
  Class N shares:
    Net investment income                                        --             --             --              --             --
    Net realized gain on investments                             --             --             --              --             --
    In excess of net realized gain on investments                --             --             --              --             --
                                                            -------       --------        -------       ---------      ---------
      Total distributions, Class N                               --             --             --              --             --
                                                            -------       --------        -------       ---------      ---------
Total distributions to shareholders                              --             --             --              --             --
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                              (1,888)       (18,203)        34,423        (200,349)        31,764
  Redemption fees                                                15            215             48              --             --
                                                            -------       --------        -------       ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (2,782)       (21,639)        29,568        (279,639)      (116,901)
NET ASSETS:
  Beginning of period                                        10,187         31,826          2,258         774,032        890,933
                                                            -------       --------        -------       ---------      ---------
  End of period                                             $ 7,405       $ 10,187        $31,826       $ 494,393      $ 774,032
                                                            =======       ========        =======       =========      =========

                                                          MIDCAP FUND                 SMALL CAP FUND
                                                         -------------  -------------------------------------------
                                                                         (UNAUDITED)   (A) SIX MONTH
                                                                         SIX MONTHS     FISCAL YEAR
                                                          YEAR ENDED        ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2000  DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                            $   (5,439)     $   (248)      $   (305)      $  (2,007)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             469,880       (29,918)       (29,815)         39,966
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                           (401,584)       10,348         11,705        (102,013)
                                                          ----------      --------       --------       ---------
  Net increase (decrease) in net assets resulting from
    operations                                                62,857       (19,818)       (18,415)        (64,054)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                         --            --             --              --
    Net realized gain on investments                        (528,797)          (90)            --         (39,966)
    In excess of net realized gain on investments            (62,531)           --             --         (16,869)
                                                          ----------      --------       --------       ---------
      Total distributions, Class I                          (591,328)          (90)            --         (56,835)
                                                          ----------      --------       --------       ---------
  Class N shares:
    Net investment income                                         --            --             --              --
    Net realized gain on investments                              --            --             --              --
    In excess of net realized gain on investments                 --            --             --              --
                                                          ----------      --------       --------       ---------
      Total distributions, Class N                                --            --             --              --
                                                          ----------      --------       --------       ---------
Total distributions to shareholders                         (591,328)          (90)            --         (56,835)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                               61,915       (49,029)       (12,994)       (106,925)
  Redemption fees                                                 --            --             --              --
                                                          ----------      --------       --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (466,556)      (68,937)       (31,409)       (227,814)
NET ASSETS:
  Beginning of period                                      1,357,489       145,470        176,879         404,693
                                                          ----------      --------       --------       ---------
  End of period                                           $  890,933      $ 76,533       $145,470       $ 176,879
                                                          ==========      ========       ========       =========

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                     BIOTECHNOLOGY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $  (3,775)     $  (4,439)     $ (5,289)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (96,350)       (68,870)       (9,901)
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                             28,487       (105,369)          305
                                                           ---------      ---------      --------
  Net increase (decrease) in net assets resulting from
    operations                                               (71,638)      (178,678)      (14,885)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                         --             --            --
    Net realized gain on investments                              --             --            --
    In excess of net realized gain on investments                 --             --            --
                                                           ---------      ---------      --------
      Total distributions, Class I                                --             --            --
                                                           ---------      ---------      --------
  Class N shares:
    Net investment income                                         --             --            --
    Net realized gain on investments                              --             --        (1,032)
    In excess of net realized gain on investments                 --             --            --
                                                           ---------      ---------      --------
      Total distributions, Class N                                --             --        (1,032)
                                                           ---------      ---------      --------
Total distributions to shareholders                               --             --            --
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                              (59,195)        30,639       909,448
  Redemption fees                                                 --             --            --
                                                           ---------      ---------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (130,833)      (148,039)      893,531
NET ASSETS:
  Beginning of period                                        760,362        908,401        14,870
                                                           ---------      ---------      --------
  End of period                                            $ 629,529      $ 760,362      $908,401
                                                           =========      =========      ========

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                        BALANCED FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $    426        $   497        $   318
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (5,294)          (835)           (30)
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                             3,219         (2,879)        (1,844)
                                                           --------        -------        -------
  Net increase (decrease) in net assets resulting from
    operations                                               (1,649)        (3,217)        (1,556)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                      (676)          (257)          (315)
    Net realized gain on investments                             --             --            (74)
    In excess of net realized gain on investments                --             --           (187)
                                                           --------        -------        -------
      Total distributions, Class I                             (676)          (257)          (576)
                                                           --------        -------        -------
  Class N shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                             --             --             --
    In excess of net realized gain on investments                --             --             --
                                                           --------        -------        -------
      Total distributions, Class N                               --             --             --
                                                           --------        -------        -------
Total distributions to shareholders                            (676)          (257)          (576)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                              (9,748)         6,022         41,544
  Redemption fees                                                --             --             --
                                                           --------        -------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (12,073)         2,548         39,412
NET ASSETS:
  Beginning of period                                        42,969         40,421          1,009
                                                           --------        -------        -------
  End of period                                            $ 30,896        $42,969        $40,421
                                                           ========        =======        =======

                                                                     GLOBAL EQUITY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                              $   (3)        $   (1)        $   (8)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                              (238)           (68)           277
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                              124           (143)          (441)
                                                            ------         ------         ------
  Net increase (decrease) in net assets resulting from
    operations                                                (117)          (212)          (172)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                      (10)            --             (1)
    Net realized gain on investments                            --             --           (383)
    In excess of net realized gain on investments               --             --            (19)
                                                            ------         ------         ------
      Total distributions, Class I                             (10)            --           (403)
                                                            ------         ------         ------
  Class N shares:
    Net investment income                                       --             --             --
    Net realized gain on investments                            --             --             --
    In excess of net realized gain on investments               --             --             --
                                                            ------         ------         ------
      Total distributions, Class N                              --             --             --
                                                            ------         ------         ------
Total distributions to shareholders                            (10)            --           (403)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                                 --             --            362
  Redemption fees                                               --             --             --
                                                            ------         ------         ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (127)          (212)          (213)
NET ASSETS:
  Beginning of period                                        1,159          1,371          1,584
                                                            ------         ------         ------
  End of period                                             $1,032         $1,159         $1,371
                                                            ======         ======         ======

                                                                    GLOBAL SMALL CAP FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                              $  (131)       $  (157)      $   (400)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (2,691)        (8,348)        (1,077)
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                               435          5,301        (10,346)
                                                            -------        -------       --------
  Net increase (decrease) in net assets resulting from
    operations                                               (2,387)        (3,204)       (11,823)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                             --             --           (458)
    In excess of net realized gain on investments                --             --         (1,212)
                                                            -------        -------       --------
      Total distributions, Class I                               --             --         (1,670)
                                                            -------        -------       --------
  Class N shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                             --             --           (334)
    In excess of net realized gain on investments                --             --           (885)
                                                            -------        -------       --------
      Total distributions, Class N                               --             --         (1,219)
                                                            -------        -------       --------
Total distributions to shareholders                              --             --         (2,889)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                              (7,084)        (2,780)        22,653
  Redemption fees                                                --             --             --
                                                            -------        -------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (9,471)        (5,984)         7,941
NET ASSETS:
  Beginning of period                                        27,460         33,444         25,503
                                                            -------        -------       --------
  End of period                                             $17,989        $27,460       $ 33,444
                                                            =======        =======       ========

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                   GLOBAL TECHNOLOGY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $  (1,392)     $    (736)     $  (3,041)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                            (103,308)      (265,924)      (189,550)
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                             68,414         (4,812)       (77,386)
                                                           ---------      ---------      ---------
  Net increase (decrease) in net assets resulting from
    operations                                               (36,286)      (271,472)      (269,977)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                         --             --             --
    Net realized gain on investments                              --             --         (2,803)
    In excess of net realized gain on investments                 --             --             --
                                                           ---------      ---------      ---------
      Total distributions, Class I                                --             --         (2,803)
                                                           ---------      ---------      ---------
  Class N shares:
    Net investment income                                         --             --             --
    Net realized gain on investments                              --             --         (3,267)
    In excess of net realized gain on investments                 --             --             --
                                                           ---------      ---------      ---------
      Total distributions, Class N                                --             --         (3,267)
                                                           ---------      ---------      ---------
Total distributions to shareholders                               --             --         (6,070)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                                4,024         (9,798)       740,216
  Redemption fees                                                 --             --             --
                                                           ---------      ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (32,262)      (281,270)       464,169
NET ASSETS:
  Beginning of period                                        463,126        744,396        280,227
                                                           ---------      ---------      ---------
  End of period                                            $ 430,864      $ 463,126      $ 744,396
                                                           =========      =========      =========

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                   GLOBAL HEALTH CARE FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $ (1,014)      $   (958)      $   (652)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                            (16,803)       (16,759)         7,154
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                            10,624        (16,207)        10,967
                                                           --------       --------       --------
  Net increase (decrease) in net assets resulting from
    operations                                               (7,193)       (33,924)        17,469
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                             --             --           (980)
    In excess of net realized gain on investments                --             --             --
                                                           --------       --------       --------
      Total distributions, Class I                               --             --           (980)
                                                           --------       --------       --------
  Class N shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                         (7,044)            --             --
    In excess of net realized gain on investments                --             --             --
                                                           --------       --------       --------
      Total distributions, Class N                           (7,044)            --             --
                                                           --------       --------       --------
Total distributions to shareholders                          (7,044)            --           (980)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                             (11,332)        17,518        234,136
  Redemption fees                                                --             --             --
                                                           --------       --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (25,569)       (16,406)       250,625
NET ASSETS:
  Beginning of period                                       240,503        256,909          6,284
                                                           --------       --------       --------
  End of period                                            $214,934       $240,503       $256,909
                                                           ========       ========       ========

                                                              INTERNATIONAL GROWTH EQUITY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $    (164)     $    636       $   (127)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (42,158)      (29,760)         7,374
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                             18,922       (16,576)       (97,396)
                                                           ---------      --------       --------
  Net increase (decrease) in net assets resulting from
    operations                                               (23,400)      (45,700)       (90,149)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                     (2,617)           --         (4,137)
    Net realized gain on investments                              --            --        (21,041)
    In excess of net realized gain on investments                 --            --         (9,514)
                                                           ---------      --------       --------
      Total distributions, Class I                            (2,617)           --        (34,332)
                                                           ---------      --------       --------
  Class N shares:
    Net investment income                                       (129)           --            (71)
    Net realized gain on investments                              --            --           (421)
    In excess of net realized gain on investments                 --            --           (183)
                                                           ---------      --------       --------
      Total distributions, Class N                              (129)           --           (675)
                                                           ---------      --------       --------
Total distributions to shareholders                           (2,746)           --        (35,007)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                              (74,393)        8,401         68,259
  Redemption fees                                                 --            --             --
                                                           ---------      --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (100,539)      (37,299)       (56,897)
NET ASSETS:
  Beginning of period                                        193,103       230,402        287,299
                                                           ---------      --------       --------
  End of period                                            $  92,564      $193,103       $230,402
                                                           =========      ========       ========

                                                                    EMERGING MARKETS FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                              $    (8)       $   76         $    (4)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (1,552)         (623)           (622)
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                               985           (45)         (2,468)
                                                            -------        ------         -------
  Net increase (decrease) in net assets resulting from
    operations                                                 (575)         (592)         (3,094)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                       (50)           --              --
    Net realized gain on investments                             --            --            (236)
    In excess of net realized gain on investments                --            --              --
                                                            -------        ------         -------
      Total distributions, Class I                              (50)           --            (236)
                                                            -------        ------         -------
  Class N shares:
    Net investment income                                        (8)           --              --
    Net realized gain on investments                             --            --             (94)
    In excess of net realized gain on investments                --            --              --
                                                            -------        ------         -------
      Total distributions, Class N                               (8)           --             (94)
                                                            -------        ------         -------
Total distributions to shareholders                             (58)           --            (330)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                                 899         1,136           5,335
  Redemption fees                                                --            --              --
                                                            -------        ------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         266           544           1,911
NET ASSETS:
  Beginning of period                                         7,908         7,364           5,453
                                                            -------        ------         -------
  End of period                                             $ 8,174        $7,908         $ 7,364
                                                            =======        ======         =======

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 (All numbers in thousands)

                                                                         EUROPE FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss)                             $   (285)      $    (40)      $   (891)
  Net realized gain (loss) on investments, options
    written, short sales and foreign currency
    transactions                                             (8,967)        (4,452)         9,098
  Net change in unrealized appreciation (depreciation)
    on investments, options written, short sales and
    foreign currency translations                             4,760         (9,624)       (18,849)
                                                           --------       --------       --------
  Net increase (decrease) in net assets resulting from
    operations                                               (4,492)       (14,116)       (10,642)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Class I shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                             --(b)          --             --
    In excess of net realized gain on investments                --             --             --
                                                           --------       --------       --------
      Total distributions, Class I                               --(b)          --           (406)
                                                           --------       --------       --------
  Class N shares:
    Net investment income                                        --             --             --
    Net realized gain on investments                           (202)            --        (10,827)
    In excess of net realized gain on investments                --             --             --
                                                           --------       --------       --------
      Total distributions, Class N                             (202)            --        (10,827)
                                                           --------       --------       --------
Total distributions to shareholders                            (202)            --        (11,233)
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS*                                              (9,408)         1,276         15,471
  Redemption fees                                                --             --             --
                                                           --------       --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (14,102)       (12,840)        (6,404)
NET ASSETS:
  Beginning of period                                        48,666         61,506         67,910
                                                           --------       --------       --------
  End of period                                            $ 34,564       $ 48,666       $ 61,506
                                                           ========       ========       ========

------------------------------------

* For detail on capital share transactions by class, see Statements of Changes in Net Assets Capital Stock Activity on pages 116 - 122.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.

    The accompanying notes are an integral part of the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                    LARGE CAP GROWTH FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $ 93,770       $ 34,545        $33,213
    Issued to shareholders in reinvestment of
      distributions                                             103             --          1,307
    Repurchased                                              (5,057)       (11,769)        (1,866)
                                                           --------       --------        -------
      Net increase (decrease), Class I                     $ 88,816       $ 22,776        $32,654
                                                           ========       ========        =======
  Class N:
    Sold                                                   $ 26,451       $ 27,273        $29,425
    Issued to shareholders in reinvestment of
      distributions                                               1             --            771
    Repurchased                                              (8,884)        (5,801)        (4,881)
                                                           --------       --------        -------
      Net increase (decrease), Class N                     $ 17,568       $ 21,472        $25,315
                                                           ========       ========        =======
  SHARE AMOUNTS:
  Class I:
    Sold                                                      7,225          2,299          1,712
    Issued to shareholders in reinvestment of
      distributions                                               8             --             75
    Repurchased                                                (384)          (806)           (97)
                                                           --------       --------        -------
      Net increase (decrease), Class I                        6,849          1,493          1,690
                                                           ========       ========        =======
  Class N:
    Sold                                                      2,038          1,972          1,519
    Issued to shareholders in reinvestment of
      distributions                                              --(c)          --             44
    Repurchased                                                (699)          (388)          (254)
                                                           --------       --------        -------
      Net increase (decrease), Class N                        1,339          1,584          1,309
                                                           ========       ========        =======
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $116,807       $ 58,372        $69,695
  Proceeds from sales of securities                          14,160         15,855         14,971
  Purchases of long-term U.S. Government obligations             --             --            929
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --             --            213

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                   TAX MANAGED GROWTH FUND                    MIDCAP FUND
                                                         -------------------------------------------  ----------------------------
                                                          (UNAUDITED)   (A) SIX MONTH                  (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR                   SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED        ENDED          ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000  DEC. 31, 2001  JUNE 30, 2001
                                                         -------------  -------------  -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                    $ 3,010       $  1,702        $31,546       $  31,774      $ 52,200
    Issued to shareholders in reinvestment of
      distributions                                              --             --             --              --            --
    Repurchased                                              (3,706)       (20,737)        (3,095)       (237,524)      (20,890)
                                                            -------       --------        -------       ---------      --------
      Net increase (decrease), Class I                      $  (696)      $(19,035)       $28,451       $(205,750)     $ 31,310
                                                            =======       ========        =======       =========      ========
  Class N:
    Sold                                                    $   836       $  2,158        $ 8,196       $   6,592      $    685
    Issued to shareholders in reinvestment of
      distributions                                              --             --             --              --            --
    Repurchased                                              (2,028)        (1,326)        (2,224)         (1,191)         (231)
                                                            -------       --------        -------       ---------      --------
      Net increase (decrease), Class N                      $(1,192)      $    832        $ 5,972       $   5,401      $    454
                                                            =======       ========        =======       =========      ========
  SHARE AMOUNTS:
  Class I:
    Sold                                                        284            134          1,973          13,003        18,486
    Issued to shareholders in reinvestment of
      distributions                                              --             --             --              --            --
    Repurchased                                                (349)        (1,640)          (203)        (96,799)       (7,483)
                                                            -------       --------        -------       ---------      --------
      Net increase (decrease), Class I                          (65)        (1,506)         1,770         (83,796)       11,003
                                                            =======       ========        =======       =========      ========
  Class N:
    Sold                                                         78            169            542           2,831           223
    Issued to shareholders in reinvestment of
      distributions                                              --             --             --              --            --
    Repurchased                                                (190)          (109)          (153)           (484)          (79)
                                                            -------       --------        -------       ---------      --------
      Net increase (decrease), Class N                         (112)            60            389           2,347           144
                                                            =======       ========        =======       =========      ========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                   $ 1,744       $  6,548        $52,527       $ 340,071      $611,897
  Proceeds from sales of securities                           3,878         23,677         19,775         506,634       577,425
  Purchases of long-term U.S. Government obligations             --             --             --              --            --
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --             --             --              --            --

                                                          MIDCAP FUND                 SMALL CAP FUND
                                                         -------------  -------------------------------------------
                                                                         (UNAUDITED)   (A) SIX MONTH
                                                                         SIX MONTHS     FISCAL YEAR
                                                          YEAR ENDED        ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2000  DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                  $   63,373      $  3,401       $ 10,938       $  19,404
    Issued to shareholders in reinvestment of
      distributions                                          590,884            90             --          56,741
    Repurchased                                             (592,392)      (52,520)       (23,932)       (183,070)
                                                          ----------      --------       --------       ---------
      Net increase (decrease), Class I                    $   61,865      $(49,029)      $(12,994)      $(106,925)
                                                          ==========      ========       ========       =========
  Class N:
    Sold                                                  $       50      $     --       $     --       $      --
    Issued to shareholders in reinvestment of
      distributions                                               --            --             --              --
    Repurchased                                                   --            --             --              --
                                                          ----------      --------       --------       ---------
      Net increase (decrease), Class N                    $       50      $     --       $     --       $      --
                                                          ==========      ========       ========       =========
  SHARE AMOUNTS:
  Class I:
    Sold                                                      12,303           723          1,955           1,787
    Issued to shareholders in reinvestment of
      distributions                                          175,337            17             --           8,964
    Repurchased                                              (89,735)      (11,089)        (4,210)        (22,823)
                                                          ----------      --------       --------       ---------
      Net increase (decrease), Class I                        97,905       (10,349)        (2,255)        (12,072)
                                                          ==========      ========       ========       =========
  Class N:
    Sold                                                          15            --             --              --
    Issued to shareholders in reinvestment of
      distributions                                               --            --             --              --
    Repurchased                                                   --            --             --              --
                                                          ----------      --------       --------       ---------
      Net increase (decrease), Class N                            15            --             --              --
                                                          ==========      ========       ========       =========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                 $2,467,579      $ 78,529       $169,727       $ 690,326
  Proceeds from sales of securities                        2,902,001       123,109        182,624         794,883
  Purchases of long-term U.S. Government obligations              --            --             --              --
  Proceeds from sales of long-term U.S. Government
    obligations                                                   --            --             --              --

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                     BIOTECHNOLOGY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $      --      $      --     $       --
    Issued to shareholders in reinvestment of
      distributions                                               --             --             --
    Repurchased                                                   --             --             --
                                                           ---------      ---------     ----------
      Net increase (decrease), Class I                     $      --      $      --     $       --
                                                           =========      =========     ==========
  Class N:
    Sold                                                   $ 144,086      $ 291,340     $1,551,887
    Issued to shareholders in reinvestment of
      distributions                                               --             --            965
    Repurchased                                             (203,281)      (260,701)      (643,404)
                                                           ---------      ---------     ----------
      Net increase (decrease), Class N                     $ (59,195)     $  30,639     $  909,448
                                                           =========      =========     ==========
  SHARE AMOUNTS:
  Class I:
    Sold                                                          --             --             --
    Issued to shareholders in reinvestment of
      distributions                                               --             --             --
    Repurchased                                                   --             --             --
                                                           ---------      ---------     ----------
      Net increase (decrease), Class I                            --             --             --
                                                           =========      =========     ==========
  Class N:
    Sold                                                       5,589          9,763         42,768
    Issued to shareholders in reinvestment of
      distributions                                               --             --             28
    Repurchased                                               (8,126)        (9,207)       (18,579)
                                                           ---------      ---------     ----------
      Net increase (decrease), Class N                        (2,537)           556         24,217
                                                           =========      =========     ==========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $ 222,316      $ 342,438     $2,066,241
  Proceeds from sales of securities                          268,073        316,367      1,184,943
  Purchases of long-term U.S. Government obligations              --             --             --
  Proceeds from sales of long-term U.S. Government
    obligations                                                   --             --             --

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                        BALANCED FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $ 47,066       $ 39,811        $46,202
    Issued to shareholders in reinvestment of
      distributions                                             641            256            572
    Repurchased                                             (57,455)       (34,045)        (5,230)
                                                           --------       --------        -------
      Net increase (decrease), Class I                     $ (9,748)      $  6,022        $41,544
                                                           ========       ========        =======
  Class N:
    Sold                                                   $     --       $     --        $    --
    Issued to shareholders in reinvestment of
      distributions                                              --             --             --
    Repurchased                                                  --             --             --
                                                           --------       --------        -------
      Net increase (decrease), Class N                     $     --       $     --        $    --
                                                           ========       ========        =======
  SHARE AMOUNTS:
  Class I:
    Sold                                                      5,172          4,095          4,324
    Issued to shareholders in reinvestment of
      distributions                                              72             27             54
    Repurchased                                              (6,367)        (3,515)          (492)
                                                           --------       --------        -------
      Net increase (decrease), Class I                       (1,123)           607          3,886
                                                           ========       ========        =======
  Class N:
    Sold                                                         --             --             --
    Issued to shareholders in reinvestment of
      distributions                                              --             --             --
    Repurchased                                                  --             --             --
                                                           --------       --------        -------
      Net increase (decrease), Class N                           --             --             --
                                                           ========       ========        =======
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $ 10,822       $ 10,437        $27,005
  Proceeds from sales of securities                          15,768          5,298         16,622
  Purchases of long-term U.S. Government obligations         55,507         54,761         15,736
  Proceeds from sales of long-term U.S. Government
    obligations                                              58,007         53,508         21,200

                                                                     GLOBAL EQUITY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                    $   --          $ --              --
    Issued to shareholders in reinvestment of
      distributions                                             --            --             362
    Repurchased                                                 --            --              --
                                                            ------          ----          ------
      Net increase (decrease), Class I                      $   --          $ --          $  362
                                                            ======          ====          ======
  Class N:
    Sold                                                    $   --          $ --          $   --
    Issued to shareholders in reinvestment of
      distributions                                             --            --              --
    Repurchased                                                 --            --              --
                                                            ------          ----          ------
      Net increase (decrease), Class N                      $   --          $ --          $   --
                                                            ======          ====          ======
  SHARE AMOUNTS:
  Class I:
    Sold                                                        --            --              --
    Issued to shareholders in reinvestment of
      distributions                                             --            --              36
    Repurchased                                                 --            --              --
                                                            ------          ----          ------
      Net increase (decrease), Class I                          --            --              36
                                                            ======          ====          ======
  Class N:
    Sold                                                        --            --              --
    Issued to shareholders in reinvestment of
      distributions                                             --            --              --
    Repurchased                                                 --            --              --
                                                            ------          ----          ------
      Net increase (decrease), Class N                          --            --              --
                                                            ======          ====          ======
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                   $1,125          $817          $2,556
  Proceeds from sales of securities                          1,124           841           2,564
  Purchases of long-term U.S. Government obligations            --            --              --
  Proceeds from sales of long-term U.S. Government
    obligations                                                 --            --              --

                                                                    GLOBAL SMALL CAP FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $ 27,307       $ 36,823       $ 52,883
    Issued to shareholders in reinvestment of
      distributions                                              --             --          1,629
    Repurchased                                             (30,062)       (42,577)       (53,896)
                                                           --------       --------       --------
      Net increase (decrease), Class I                     $ (2,755)      $ (5,754)      $    616
                                                           ========       ========       ========
  Class N:
    Sold                                                   $ 44,027       $ 44,461       $ 74,031
    Issued to shareholders in reinvestment of
      distributions                                              --             --          1,195
    Repurchased                                             (48,356)       (41,487)       (53,189)
                                                           --------       --------       --------
      Net increase (decrease), Class N                     $ (4,329)      $  2,974       $ 22,037
                                                           ========       ========       ========
  SHARE AMOUNTS:
  Class I:
    Sold                                                      2,074          2,207          2,138
    Issued to shareholders in reinvestment of
      distributions                                              --             --             87
    Repurchased                                              (2,245)        (2,508)        (2,299)
                                                           --------       --------       --------
      Net increase (decrease), Class I                         (171)          (301)           (74)
                                                           ========       ========       ========
  Class N:
    Sold                                                      3,292          2,687          2,947
    Issued to shareholders in reinvestment of
      distributions                                              --             --             64
    Repurchased                                              (3,528)        (2,485)        (2,231)
                                                           --------       --------       --------
      Net increase (decrease), Class N                         (236)           202            780
                                                           ========       ========       ========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $ 36,254       $ 35,906       $101,869
  Proceeds from sales of securities                          39,337         42,106         80,987
  Purchases of long-term U.S. Government obligations             --             --             --
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --             --             --

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                   GLOBAL TECHNOLOGY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $ 68,614      $  116,630     $  605,901
    Issued to shareholders in reinvestment of
      distributions                                              --              --          2,606
    Repurchased                                             (59,916)       (148,200)      (332,880)
                                                           --------      ----------     ----------
      Net increase (decrease), Class I                     $  8,698      $  (31,570)    $  275,627
                                                           ========      ==========     ==========
  Class N:
    Sold                                                   $ 69,844      $  159,070     $  778,255
    Issued to shareholders in reinvestment of
      distributions                                              --              --          3,156
    Repurchased                                             (74,518)       (137,298)      (316,822)
                                                           --------      ----------     ----------
      Net increase (decrease), Class N                     $ (4,674)     $   21,772     $  464,589
                                                           ========      ==========     ==========
  SHARE AMOUNTS:
  Class I:
    Sold                                                      2,463           2,873          8,821
    Issued to shareholders in reinvestment of
      distributions                                              --              --             48
    Repurchased                                              (2,219)         (3,879)        (4,932)
                                                           --------      ----------     ----------
      Net increase (decrease), Class I                          244          (1,006)         3,937
                                                           ========      ==========     ==========
  Class N:
    Sold                                                      2,502           3,886         10,874
    Issued to shareholders in reinvestment of
      distributions                                              --              --             59
    Repurchased                                              (2,813)         (3,465)        (4,777)
                                                           --------      ----------     ----------
      Net increase (decrease), Class N                         (311)            421          6,156
                                                           ========      ==========     ==========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $594,102      $1,896,384     $3,336,766
  Proceeds from sales of securities                         571,323       1,788,118      2,774,892
  Purchases of long-term U.S. Government obligations             --              --             --
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --              --             --

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                   GLOBAL HEALTH CARE FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $     --       $     --       $      --
    Issued to shareholders in reinvestment of
      distributions                                              --             --              --
    Repurchased                                                  --             --              --
                                                           --------       --------       ---------
      Net increase (decrease), Class I                     $     --       $     --       $      --
                                                           ========       ========       =========
  Class N:
    Sold                                                   $ 56,581       $106,834       $ 376,591
    Issued to shareholders in reinvestment of
      distributions                                           6,815             --             879
    Repurchased                                             (74,728)       (89,316)       (143,334)
                                                           --------       --------       ---------
      Net increase (decrease), Class N                     $(11,332)      $ 17,518       $ 234,136
                                                           ========       ========       =========
  SHARE AMOUNTS:
  Class I:
    Sold                                                         --             --              --
    Issued to shareholders in reinvestment of
      distributions                                              --             --              --
    Repurchased                                                  --             --              --
                                                           --------       --------       ---------
      Net increase (decrease), Class I                           --             --              --
                                                           ========       ========       =========
  Class N:
    Sold                                                      2,823          4,970          16,477
    Issued to shareholders in reinvestment of
      distributions                                             335             --              37
    Repurchased                                              (3,794)        (4,305)         (6,510)
                                                           --------       --------       ---------
      Net increase (decrease), Class N                         (636)           665          10,004
                                                           ========       ========       =========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $147,393       $181,397       $ 415,481
  Proceeds from sales of securities                         161,984        151,269         202,026
  Purchases of long-term U.S. Government obligations             --             --              --
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --             --              --

                                                              INTERNATIONAL GROWTH EQUITY FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $258,099       $ 371,494      $ 684,800
    Issued to shareholders in reinvestment of
      distributions                                           2,337              --         30,981
    Repurchased                                            (329,619)       (369,860)      (652,812)
                                                           --------       ---------      ---------
      Net increase (decrease), Class I                     $(69,183)      $   1,634      $  62,969
                                                           ========       =========      =========
  Class N:
    Sold                                                   $ 59,172       $  51,464      $  60,527
    Issued to shareholders in reinvestment of
      distributions                                             125              --            628
    Repurchased                                             (64,507)        (44,697)       (55,865)
                                                           --------       ---------      ---------
      Net increase (decrease), Class N                     $ (5,210)      $   6,767      $   5,290
                                                           ========       =========      =========
  SHARE AMOUNTS:
  Class I:
    Sold                                                     26,677          30,691         37,003
    Issued to shareholders in reinvestment of
      distributions                                             254              --          2,261
    Repurchased                                             (33,860)        (30,492)       (35,773)
                                                           --------       ---------      ---------
      Net increase (decrease), Class I                       (6,929)            199          3,491
                                                           ========       =========      =========
  Class N:
    Sold                                                      6,091           4,257          3,448
    Issued to shareholders in reinvestment of
      distributions                                              14              --             45
    Repurchased                                              (6,529)         (3,646)        (3,200)
                                                           --------       ---------      ---------
      Net increase (decrease), Class N                         (424)            611            293
                                                           ========       =========      =========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $104,204       $ 171,121      $ 509,065
  Proceeds from sales of securities                         151,077         177,381        469,693
  Purchases of long-term U.S. Government obligations             --              --             --
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --              --             --

                                                                    EMERGING MARKETS FUND
                                                         -------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED       YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000
                                                         -------------  -------------  -------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                    $10,942        $ 1,588        $ 3,992
    Issued to shareholders in reinvestment of
      distributions                                              --             --             69
    Repurchased                                              (9,655)          (635)        (1,500)
                                                            -------        -------        -------
      Net increase (decrease), Class I                      $ 1,287        $   953        $ 2,561
                                                            =======        =======        =======
  Class N:
    Sold                                                    $ 9,196        $ 4,764        $ 5,961
    Issued to shareholders in reinvestment of
      distributions                                              --             --             79
    Repurchased                                              (9,584)        (4,581)        (3,266)
                                                            -------        -------        -------
      Net increase (decrease), Class N                      $  (388)       $   183        $ 2,774
                                                            =======        =======        =======
  SHARE AMOUNTS:
  Class I:
    Sold                                                      1,012            142            211
    Issued to shareholders in reinvestment of
      distributions                                              --             --              6
    Repurchased                                                (888)           (56)           (92)
                                                            -------        -------        -------
      Net increase (decrease), Class I                          124             86            125
                                                            =======        =======        =======
  Class N:
    Sold                                                        852            413            380
    Issued to shareholders in reinvestment of
      distributions                                              --             --              7
    Repurchased                                                (889)          (396)          (224)
                                                            -------        -------        -------
      Net increase (decrease), Class N                          (37)            17            163
                                                            =======        =======        =======
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                   $ 8,047        $ 5,172        $16,324
  Proceeds from sales of securities                           6,915          3,670         12,061
  Purchases of long-term U.S. Government obligations             --             --             --
  Proceeds from sales of long-term U.S. Government
    obligations                                                  --             --             --

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Statements of Changes in Net Assets
 Capital Stock Activity
 (All numbers in thousands)

                                                                         EUROPE FUND
                                                         --------------------------------------------
                                                          (UNAUDITED)   (A) SIX MONTH
                                                          SIX MONTHS     FISCAL YEAR
                                                             ENDED          ENDED        YEAR ENDED
                                                         DEC. 31, 2001  JUNE 30, 2001  DEC. 31, 2000*
                                                         -------------  -------------  --------------
FUND SHARE TRANSACTIONS
  DOLLAR AMOUNTS:
  Class I:
    Sold                                                   $      --      $      --      $   2,996
    Issued to shareholders in reinvestment of
      distributions                                               --(b)          --            406
    Repurchased                                                   --             --         (2,623)
                                                           ---------      ---------      ---------
      Net increase (decrease), Class I                     $      --(b)   $      --      $     779
                                                           =========      =========      =========
  Class N:
    Sold                                                   $ 115,477      $ 123,532      $ 260,463
    Issued to shareholders in reinvestment of
      distributions                                              159             --          7,606
    Repurchased                                             (125,044)      (122,256)      (253,377)
                                                           ---------      ---------      ---------
      Net increase (decrease), Class N                     $  (9,408)     $   1,276      $  14,692
                                                           =========      =========      =========
  SHARE AMOUNTS:
  Class I:
    Sold                                                          --             --            186
    Issued to shareholders in reinvestment of
      distributions                                               --(c)          --             35
    Repurchased                                                   --             --           (221)
                                                           ---------      ---------      ---------
      Net increase (decrease), Class I                            --(c)          --             --(c)
                                                           =========      =========      =========
  Class N:
    Sold                                                      14,213         12,174         16,086
    Issued to shareholders in reinvestment of
      distributions                                               20             --            660
    Repurchased                                              (15,287)       (12,029)       (15,776)
                                                           ---------      ---------      ---------
      Net increase (decrease), Class N                        (1,054)           145            970
                                                           =========      =========      =========
  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    (EXCLUDING SHORT-TERM SECURITIES)
  Purchases of securities                                  $  43,552      $  46,872      $ 132,020
  Proceeds from sales of securities                           50,668         49,456        127,079
  Purchases of long-term U.S. Government obligations              --             --             --
  Proceeds from sales of long-term U.S. Government
    obligations                                                   --             --             --

------------------------------------

*    Class I Shares commenced operations on March 3, 2000.
(a)  The Fund has changed its fiscal year end to June 30.
(b)  Amount represents less than $1,000.
(c)  Amount represents less than 1,000 shares.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights
For a share outstanding throughout each fiscal year or period ended:

                                                                    LARGE CAP GROWTH FUND
                                     -----------------------------------------------------------------------------------
                                                                           CLASS I
                                     -----------------------------------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR                       DECEMBER 31,
                                         ENDED             ENDED         -----------------------------------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000         1999         1998         1997
                                     -------------     -------------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                             $  14.18           $ 16.89        $ 19.07      $ 16.14       $12.53       $10.00
                                       --------           -------        -------      -------       ------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                           0.02              0.01          (0.02)       (0.05)       (0.02)        0.01
    Net realized and unrealized
      gain (loss) on investments          (1.02)            (2.72)         (1.55)        6.95         5.51         3.17
                                       --------           -------        -------      -------       ------       ------
  Total from investment operations        (1.00)            (2.71)         (1.57)        6.90         5.49         3.18
  Less distributions:
    From net investment income            (0.02)               --             --           --        (0.01)       (0.01)
    From net realized gain on
      investments                            --#               --          (0.14)       (3.97)       (1.87)       (0.64)
    In excess of net realized gain
      on investments                         --                --          (0.47)          --           --           --
                                       --------           -------        -------      -------       ------       ------
      Total distributions                 (0.02)               --          (0.61)       (3.97)       (1.88)       (0.65)
                                       --------           -------        -------      -------       ------       ------
NET ASSET VALUE, END OF PERIOD         $  13.16           $ 14.18        $ 16.89      $ 19.07       $16.14       $12.53
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------
TOTAL RETURN (8)                          (7.08)%          (16.05)%        (8.37)%      44.84%       44.11%       31.99%
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                               $142,277           $56,196        $41,741      $14,898       $7,935       $5,025
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                      0.75%             0.75%          0.88%        0.95%        0.95%        0.95%
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------
  Without waiver and
    reimbursement (2)                      0.87%             1.05%          1.37%        2.45%        3.04%        2.63%
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------
Ratio of net investment income
  (loss) to average net assets (2)         0.26%             0.16%         (0.13)%      (0.26)%      (0.11)%       0.10%
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------
Portfolio turnover                        12.00%            19.32%         41.67%      109.29%       99.58%      119.87%
                                       --------           -------        -------      -------       ------       ------
                                       --------           -------        -------      -------       ------       ------

                                                       LARGE CAP GROWTH FUND
                                     ---------------------------------------------------------
                                                              CLASS N
                                     ---------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR          DECEMBER 31,
                                         ENDED             ENDED         ---------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000       1999(10)
                                     -------------     -------------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $ 14.06           $ 16.77        $ 19.00       $16.60
                                        -------           -------        -------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                             --             (0.01)         (0.05)       (0.08)
    Net realized and unrealized
      gain (loss) on investments          (1.02)            (2.70)         (1.57)        6.45
                                        -------           -------        -------       ------
  Total from investment operations        (1.02)            (2.71)         (1.62)        6.37
  Less distributions:
    From net investment income               --                --             --           --
    From net realized gain on
      investments                            --#               --          (0.14)       (3.97)
    In excess of net realized gain
      on investments                         --                --          (0.47)          --
                                        -------           -------        -------       ------
      Total distributions                    --                --          (0.61)       (3.97)
                                        -------           -------        -------       ------
NET ASSET VALUE, END OF PERIOD          $ 13.04           $ 14.06        $ 16.77       $19.00
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
TOTAL RETURN (8)                          (7.25)%          (16.16)%        (8.71)%      40.48%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $55,840           $41,355        $22,782       $  926
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                      1.00%             1.00%          1.08%        1.20%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
  Without waiver and
    reimbursement (2)                      1.19%             1.36%          1.74%       60.04%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
Ratio of net investment income
  (loss) to average net assets (2)         0.01%            (0.10)%        (0.29)%      (0.55)%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
Portfolio turnover                        12.00%            19.32%         41.67%      109.29%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

                                                                     TAX MANAGED GROWTH FUND
                                     ----------------------------------------------------------------------------------------
                                                                    CLASS I                                        CLASS N
                                     ----------------------------------------------------------------------     -------------
                                      (UNAUDITED)       * SIX MONTH                                              (UNAUDITED)
                                      SIX MONTHS        FISCAL YEAR                 DECEMBER 31,                 SIX MONTHS
                                         ENDED             ENDED         ----------------------------------         ENDED
                                     DEC. 31, 2001     JUNE 30, 2001       2000         1999       1998(6)      DEC. 31, 2001
                                     -------------     -------------     --------     --------     --------     -------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $11.81            $13.78         $ 14.99       $10.00       $10.00         $11.78
                                        ------            ------         -------       ------       ------         ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                         (0.02)            (0.02)          (0.09)       (0.06)          --          (0.03)
    Net realized and unrealized
      gain (loss) on investments         (0.99)            (2.13)          (1.12)        5.28           --          (0.98)
                                        ------            ------         -------       ------       ------         ------
  Total from investment operations       (1.01)            (2.15)          (1.21)        5.22           --          (1.01)
  Less distributions:
    From net realized gain on
      investments                           --                --              --        (0.21)          --             --
    In excess of net realized gain
      on investments                        --                --              --        (0.02)          --             --
                                        ------            ------         -------       ------       ------         ------
      Total distributions                   --                --              --        (0.23)          --             --
                                        ------            ------         -------       ------       ------         ------
  Redemption fees                           --              0.18              --#          --           --             --
                                        ------            ------         -------       ------       ------         ------
NET ASSET VALUE, END OF PERIOD          $10.80            $11.81         $ 13.78       $14.99       $10.00         $10.77
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------
TOTAL RETURN (8)                         (8.55)%          (14.30)%         (8.07)%      52.44%        0.00%         (8.57)%
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $3,230            $4,298         $25,774       $1,499       $1,000         $4,175
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.25%             1.25%           1.25%        1.25%        0.00%(9)       1.50%
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------
  Without waiver and
    reimbursement (2)                     2.67%             2.06%           1.58%       14.36%          --%          2.91%
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------
Ratio of net investment income
  (loss) to average net assets (2)       (0.28)%           (0.31)%         (0.58)%      (0.47)%       0.00%(9)      (0.53)%
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------
Portfolio turnover                       21.81%            40.02%          85.18%       43.35%        0.00%         21.81%
                                        ------            ------         -------       ------       ------         ------
                                        ------            ------         -------       ------       ------         ------

                                             TAX MANAGED GROWTH FUND
                                     ---------------------------------------
                                                     CLASS N
                                     ---------------------------------------
                                      * SIX MONTH
                                      FISCAL YEAR          DECEMBER 31,
                                         ENDED         ---------------------
                                     JUNE 30, 2001       2000       1999(11)
                                     -------------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $13.75          $14.95       $10.34
                                        ------          ------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                         (0.04)          (0.11)       (0.29)
    Net realized and unrealized
      gain (loss) on investments         (2.17)          (1.09)        5.13
                                        ------          ------       ------
  Total from investment operations       (2.21)          (1.20)        4.84
  Less distributions:
    From net realized gain on
      investments                           --              --        (0.21)
    In excess of net realized gain
      on investments                        --              --        (0.02)
                                        ------          ------       ------
      Total distributions                   --              --        (0.23)
                                        ------          ------       ------
  Redemption fees                         0.24              --#          --
                                        ------          ------       ------
NET ASSET VALUE, END OF PERIOD          $11.78          $13.75       $14.95
                                        ------          ------       ------
                                        ------          ------       ------
TOTAL RETURN (8)                        (14.26)%         (8.09)%      47.07%
                                        ------          ------       ------
                                        ------          ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $5,889          $6,052       $  759
                                        ------          ------       ------
                                        ------          ------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.50%           1.50%        1.50%
                                        ------          ------       ------
                                        ------          ------       ------
  Without waiver and
    reimbursement (2)                     2.98%           3.03%       35.08%
                                        ------          ------       ------
                                        ------          ------       ------
Ratio of net investment income
  (loss) to average net assets (2)       (0.67)%         (0.75)%      (2.66)%
                                        ------          ------       ------
                                        ------          ------       ------
Portfolio turnover                       40.02%          85.18%       43.35%
                                        ------          ------       ------
                                        ------          ------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                            MIDCAP FUND
                                     -----------------------------------------------------------------------------------------
                                                                              CLASS I
                                     -----------------------------------------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR                          DECEMBER 31,
                                         ENDED             ENDED         -----------------------------------------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000           1999           1998          1997
                                     -------------     -------------     ---------     -----------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                             $   2.78          $   3.33        $   8.02      $     5.87      $   6.23      $   6.40
                                       --------          --------        --------      ----------      --------      --------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                             --                --           (0.04)          (0.01)           --         (0.01)
    Net realized and unrealized
      gain (loss) on investments          (0.27)            (0.55)           0.20            3.42          0.81          1.08
                                       --------          --------        --------      ----------      --------      --------
  Total from investment operations        (0.27)            (0.55)           0.16            3.41          0.81          1.07
  Less distributions:
    From net realized gain on
      investments                            --                --           (4.34)          (1.26)        (1.17)        (1.24)
    In excess of net realized gain
      on investments                         --                --           (0.51)             --            --            --
                                       --------          --------        --------      ----------      --------      --------
      Total distributions                    --                --           (4.85)          (1.26)        (1.17)        (1.24)
                                       --------          --------        --------      ----------      --------      --------
NET ASSET VALUE, END OF PERIOD         $   2.51          $   2.78        $   3.33      $     8.02      $   5.87      $   6.23
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------
TOTAL RETURN (8)                          (9.71)%          (16.52)%          1.25%          60.18%        15.06%        17.50%
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                               $488,153          $773,592        $890,883      $1,357,489      $975,263      $960,825
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                      0.77%             0.77%           0.00%           0.00%         0.00%         0.00%
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------
  Without waiver reimbursement (2)         0.83%             0.79%           0.76%           0.77%         0.76%         0.76%
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------
Ratio of net investment income
  (loss) to average net assets (2)        (0.37)%           (0.27)%         (0.41)%         (0.22)%       (0.01)%       (0.17)%
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------
Portfolio turnover                        62.22%            75.61%         192.99%         198.17%       168.24%       155.10%
                                       --------          --------        --------      ----------      --------      --------
                                       --------          --------        --------      ----------      --------      --------

                                                        MIDCAP FUND
                                     -------------------------------------------------
                                                          CLASS N
                                     -------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR
                                         ENDED             ENDED         DECEMBER 31,
                                     DEC. 31, 2001     JUNE 30, 2001       2000(16)
                                     -------------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $ 2.77            $  3.33           $  3.33
                                        ------            -------           -------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                         (0.01)             (0.01)               --
    Net realized and unrealized
      gain (loss) on investments         (0.27)             (0.55)               --
                                        ------            -------           -------
  Total from investment operations       (0.28)             (0.56)               --
  Less distributions:
    From net realized gain on
      investments                           --                 --                --
    In excess of net realized gain
      on investments                        --                 --                --
                                        ------            -------           -------
      Total distributions                   --                 --                --
                                        ------            -------           -------
NET ASSET VALUE, END OF PERIOD          $ 2.49            $  2.77           $  3.33
                                        ------            -------           -------
                                        ------            -------           -------
TOTAL RETURN (8)                        (10.11)%           (16.82)%            0.00%
                                        ------            -------           -------
                                        ------            -------           -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $6,240            $   440           $    50
                                        ------            -------           -------
                                        ------            -------           -------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.02%              1.02%             0.00%(9)
                                        ------            -------           -------
                                        ------            -------           -------
  Without waiver reimbursement (2)        3.35%              9.57%               --%
                                        ------            -------           -------
                                        ------            -------           -------
Ratio of net investment income
  (loss) to average net assets (2)       (0.69)%            (0.54)%            0.00%(9)
                                        ------            -------           -------
                                        ------            -------           -------
Portfolio turnover                       62.22%             75.61%           192.99%
                                        ------            -------           -------
                                        ------            -------           -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

                                                                              SMALL CAP FUND
                                          ---------------------------------------------------------------------------------------
                                                                                  CLASS I
                                          ---------------------------------------------------------------------------------------
                                           (UNAUDITED)       * SIX MONTH
                                           SIX MONTHS        FISCAL YEAR                         DECEMBER 31,
                                              ENDED             ENDED         ---------------------------------------------------
                                          DEC. 31, 2001     JUNE 30, 2001       2000          1999          1998          1997
                                          -------------     -------------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period       $  5.77          $   6.43        $  10.23      $   9.36      $  11.66      $  11.77
                                             -------          --------        --------      --------      --------      --------
  Income from investment operations:
    Net investment income (loss) (1)           (0.01)            (0.01)          (0.06)        (0.06)        (0.07)        (0.08)
    Net realized and unrealized gain
      (loss) on investments                    (0.61)            (0.65)          (1.81)         1.20            --(3)       2.29
                                             -------          --------        --------      --------      --------      --------
  Total from investment operations             (0.62)            (0.66)          (1.87)         1.14         (0.07)         2.21
  Less distributions:
    From net investment income                    --                --              --         (0.27)           --            --
    From net realized gain on
      investments                              (0.01)               --           (1.36)           --         (2.23)        (2.32)
    In excess of net realized gain on
      investments                                 --                --           (0.57)           --            --            --
                                             -------          --------        --------      --------      --------      --------
      Total distributions                      (0.01)               --           (1.93)        (0.27)        (2.23)        (2.32)
                                             -------          --------        --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD               $  5.14          $   5.77        $   6.43      $  10.23      $   9.36      $  11.66
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------
TOTAL RETURN (8)                              (10.83)%          (10.40)%        (17.87)%       12.40%         1.11%        19.49%
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $76,533          $145,470        $176,879      $404,693      $557,965      $661,411
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------
Ratio of expenses to average net assets
  With waiver and reimbursement (2)             1.02%             1.02%             --%           --%           --%           --%
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------
  Without waiver and reimbursement (2)          1.32%             1.18%           1.02%         1.02%         1.01%         1.02%
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------
Ratio of net investment income (loss) to
  average net assets (2)                       (0.45)%           (0.39)%         (0.57)%       (0.71)%       (0.61)%       (0.68)%
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------
Portfolio turnover                             74.53%           109.34%         206.80%       116.42%       131.85%       117.64%
                                             -------          --------        --------      --------      --------      --------
                                             -------          --------        --------      --------      --------      --------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                              BIOTECHNOLOGY FUND
                                             ------------------------------------------------------------------------------------
                                                                                   CLASS N
                                             ------------------------------------------------------------------------------------
                                              (UNAUDITED)       * SIX MONTH
                                              SIX MONTHS        FISCAL YEAR                        DECEMBER 31,
                                                 ENDED             ENDED         ------------------------------------------------
                                             DEC. 31, 2001     JUNE 30, 2001       2000          1999         1998       1997(5)
                                             -------------     -------------     ---------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $  29.80          $  36.39        $  20.02      $ 11.44       $10.00       $10.00
                                               --------          --------        --------      -------       ------       ------
  Income from investment operations:
    Net investment income (loss) (1)              (0.16)            (0.18)          (0.37)       (0.15)       (0.10)          --
    Net realized and unrealized gain (loss)
      on investments                              (2.24)            (6.41)          16.78(3)     12.03         1.86           --
                                               --------          --------        --------      -------       ------       ------
  Total from investment operations                (2.40)            (6.59)          16.41        11.88         1.76           --
  Less distributions:
    From net realized gain on investments            --                --           (0.04)       (3.30)       (0.32)          --
                                               --------          --------        --------      -------       ------       ------
      Total distributions                            --                --           (0.04)       (3.30)       (0.32)          --
                                               --------          --------        --------      -------       ------       ------
NET ASSET VALUE, END OF PERIOD                 $  27.40          $  29.80        $  36.39      $ 20.02       $11.44       $10.00
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------
TOTAL RETURN (8)                                  (8.02)%          (18.11)%         81.93%      111.39%       17.76%        0.00%
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $629,529          $760,362        $908,401      $14,870       $3,911       $3,000
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------
Ratio of expenses to average net assets:
  With waiver and reimbursement (2)                1.50%             1.50%           1.50%        1.50%        1.50%        0.01%(9)
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------
  Without waiver and reimbursement (2)             1.50%             1.50%           1.53%        4.53%        4.87%          --%
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------
Ratio of net investment income (loss) to
  average net assets (2)                          (1.23)%           (1.27)%         (1.06)%      (1.09)%      (0.95)%       0.01%(9)
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------
Portfolio turnover                                36.23%            43.48%         250.28%      431.27%      127.21%        0.00%
                                               --------          --------        --------      -------       ------       ------
                                               --------          --------        --------      -------       ------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

                                                                          BALANCED FUND
                                                    ---------------------------------------------------------
                                                                             CLASS I
                                                    ---------------------------------------------------------
                                                     (UNAUDITED)       * SIX MONTH
                                                     SIX MONTHS        FISCAL YEAR          DECEMBER 31,
                                                        ENDED             ENDED         ---------------------
                                                    DEC. 31, 2001     JUNE 30, 2001       2000       1999(14)
                                                    -------------     -------------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $  9.37           $ 10.15        $ 10.65       $10.00
                                                       -------           -------        -------       ------
  Income from investment operations:
    Net investment income (1)                             0.10              0.11           0.22         0.01
    Net realized and unrealized gain (loss) on
     investments                                         (0.38)            (0.84)         (0.49)        0.64
                                                       -------           -------        -------       ------
  Total from investment operations                       (0.28)            (0.73)         (0.27)        0.65
  Less distributions:
    From net investment income                           (0.17)            (0.05)         (0.16)          --
    From net realized gain on investments                   --                --          (0.02)          --
    In excess of net realized gain on investments           --                --          (0.05)          --
                                                       -------           -------        -------       ------
      Total distributions                                (0.17)            (0.05)         (0.23)          --
                                                       -------           -------        -------       ------
NET ASSET VALUE, END OF PERIOD                         $  8.92           $  9.37        $ 10.15       $10.65
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------
TOTAL RETURN (8)                                         (3.01)%           (7.16)%        (2.64)%       6.50%
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $30,896           $42,969        $40,421       $1,009
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------
Ratio of expenses to average net assets:
  With waiver and reimbursement (2)                       0.90%             0.90%          0.90%        0.90%
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------
  Without waiver and reimbursement (2)                    1.23%             1.31%          2.25%       41.29%
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------
Ratio of net investment income to average net
  assets (2)                                              2.24%             2.28%          2.09%        1.41%
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------
Portfolio turnover                                      186.16%           139.59%        131.94%       59.94%
                                                       -------           -------        -------       ------
                                                       -------           -------        -------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                              GLOBAL EQUITY FUND
                                                    ----------------------------------------------------------------------
                                                                                   CLASS I
                                                    ----------------------------------------------------------------------
                                                     (UNAUDITED)       * SIX MONTH
                                                     SIX MONTHS        FISCAL YEAR                 DECEMBER 31,
                                                        ENDED             ENDED         ----------------------------------
                                                    DEC. 31, 2001     JUNE 30, 2001       2000         1999       1998(6)
                                                    -------------     -------------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $ 8.54            $10.10          $15.84       $10.00       $10.00
                                                       ------            ------          ------       ------       ------
  Income from investment operations:
    Net investment income (loss) (1)                    (0.01)               --           (0.08)       (0.03)          --
    Net realized and unrealized gain (loss) on
     investments                                        (0.86)            (1.56)          (1.62)        6.22           --
                                                       ------            ------          ------       ------       ------
  Total from investment operations                      (0.87)            (1.56)          (1.70)        6.19           --
  Less distributions:
    From net investment income                          (0.07)               --           (0.02)       (0.06)          --
    From net realized gain on investments                  --                --           (3.83)       (0.29)          --
    In excess of net realized gain of investments          --                --           (0.19)          --           --
                                                       ------            ------          ------       ------       ------
      Total distributions                               (0.07)               --           (4.04)       (0.35)          --
                                                       ------            ------          ------       ------       ------
NET ASSET VALUE, END OF PERIOD                         $ 7.60            $ 8.54          $10.10       $15.84       $10.00
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------
TOTAL RETURN (8)                                       (10.11)%          (15.45)%        (10.80)%      62.20%        0.00%
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $1,032            $1,159          $1,371       $1,584       $1,000
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------
Ratio of expenses to average net assets:
  With waiver and reimbursement (2)                      1.25%             1.25%           1.25%        1.25%        0.00%(9)
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------
  Without waiver and reimbursement (2)                  11.78%            16.51%          11.25%       14.59%          --%
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------
Ratio of net investment income (loss) to average
  net assets (2)                                        (0.25)%           (0.05)%         (0.53)%      (0.27)%       0.00%(9)
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------
Portfolio turnover                                     107.43%            64.67%         164.71%      149.96%        0.00%
                                                       ------            ------          ------       ------       ------
                                                       ------            ------          ------       ------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

                                                                    GLOBAL SMALL CAP FUND
                                     -----------------------------------------------------------------------------------
                                                                           CLASS I
                                     -----------------------------------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR                       DECEMBER 31,
                                         ENDED             ENDED         -----------------------------------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000         1999         1998         1997
                                     -------------     -------------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $ 16.21           $ 18.63        $ 23.38      $ 12.37       $11.09       $10.00
                                        -------           -------        -------      -------       ------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                          (0.09)            (0.09)         (0.21)       (0.17)       (0.13)       (0.13)
    Net realized and unrealized
      gain (loss) on investments          (2.15)            (2.33)         (3.04)       12.96         2.23         2.64
                                        -------           -------        -------      -------       ------       ------
  Total from investment operations        (2.24)            (2.42)         (3.25)       12.79         2.10         2.51
  Less distributions:
    From net realized gain on
      investments                            --                --          (0.41)       (1.78)       (0.82)       (1.42)
    In excess of net realized gain
      on investments                         --                --          (1.09)          --           --           --
                                        -------           -------        -------      -------       ------       ------
      Total distributions                    --                --          (1.50)       (1.78)       (0.82)       (1.42)
                                        -------           -------        -------      -------       ------       ------
NET ASSET VALUE, END OF PERIOD          $ 13.97           $ 16.21        $ 18.63      $ 23.38       $12.37       $11.09
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------
TOTAL RETURN (8)                         (13.77)%          (13.09)%       (13.88)%     104.63%       19.29%       25.48%
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $ 6,760           $10,618        $17,804      $24,073       $5,479       $4,456
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                      1.50%             1.50%          1.50%        1.50%        1.75%        1.75%
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------
  Without waiver and
    reimbursement (2)                      2.66%             2.26%          1.70%        4.10%        3.86%        3.09%
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------
Ratio of net investment income
  (loss) to average net assets (2)        (1.15)%           (1.06)%        (0.84)%      (1.13)%      (1.03)%      (1.14)%
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------
Portfolio turnover                       199.00%           134.32%        201.54%      161.61%      184.38%      153.49%
                                        -------           -------        -------      -------       ------       ------
                                        -------           -------        -------      -------       ------       ------

                                                       GLOBAL SMALL CAP FUND
                                     ---------------------------------------------------------
                                                              CLASS N
                                     ---------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR          DECEMBER 31,
                                         ENDED             ENDED         ---------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000       1999(12)
                                     -------------     -------------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $ 16.14           $ 18.59        $ 23.31       $11.63
                                        -------           -------        -------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                          (0.11)            (0.11)         (0.26)       (0.21)
    Net realized and unrealized
      gain (loss) on investments          (2.12)            (2.34)         (2.96)       13.67
                                        -------           -------        -------       ------
  Total from investment operations        (2.23)            (2.45)         (3.22)       13.46
  Less distributions:
    From net realized gain on
      investments                            --                --          (0.41)       (1.78)
    In excess of net realized gain
      on investments                         --                --          (1.09)          --
                                        -------           -------        -------       ------
      Total distributions                    --                --          (1.50)       (1.78)
                                        -------           -------        -------       ------
NET ASSET VALUE, END OF PERIOD          $ 13.91           $ 16.14        $ 18.59       $23.31
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
TOTAL RETURN (8)                         (13.82)%          (13.18)%       (13.84)%     116.97%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $11,228           $16,842        $15,640       $1,430
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                      1.75%             1.75%          1.75%        1.75%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
  Without waiver and
    reimbursement (2)                      2.68%             2.64%          2.20%       16.71%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
Ratio of net investment income
  (loss) to average net assets (2)        (1.40)%           (1.30)%        (1.06)%      (1.49)%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------
Portfolio turnover                       199.00%           134.32%        201.54%      161.61%
                                        -------           -------        -------       ------
                                        -------           -------        -------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                   GLOBAL TECHNOLOGY FUND
                                    -------------------------------------------------------------------------------------
                                                                           CLASS I
                                    -------------------------------------------------------------------------------------
                                     (UNAUDITED)       * SIX MONTH
                                     SIX MONTHS        FISCAL YEAR                        DECEMBER 31,
                                        ENDED             ENDED         -------------------------------------------------
                                    DEC. 31, 2001     JUNE 30, 2001       2000          1999          1998         1997
                                    -------------     -------------     ---------     ---------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                            $  32.64          $  50.33        $  59.21      $  21.40      $ 13.69       $12.60
                                      --------          --------        --------      --------      -------       ------
  Income from investment
    operations:
    Net investment loss (1)              (0.08)            (0.01)          (0.18)        (0.35)       (0.16)       (0.16)
    Net realized and unrealized
      gain (loss) on investments         (2.02)           (17.68)          (8.27)        39.54         8.44         3.46
                                      --------          --------        --------      --------      -------       ------
  Total from investment operations       (2.10)           (17.69)          (8.45)        39.19         8.28         3.30
  Less distributions:
    From net realized gain on
      investments                           --                --           (0.43)        (1.38)       (0.57)       (2.21)
                                      --------          --------        --------      --------      -------       ------
      Total distributions                   --                --           (0.43)        (1.38)       (0.57)       (2.21)
                                      --------          --------        --------      --------      -------       ------
NET ASSET VALUE, END OF PERIOD        $  30.54          $ 32..64        $  50.33      $  59.21      $ 21.40       $13.69
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------
TOTAL RETURN (8)                         (6.49)%          (35.10)%        (14.33)%      182.95%       61.05%       27.08%
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                              $198,994          $204,755        $366,353      $197,897      $18,558       $6,950
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.21%             1.15%           1.21%         1.50%        1.75%        1.75%
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------
  Without waiver and
    reimbursement (2)                     1.21%             1.15%           1.21%         1.50%        2.49%        2.45%
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------
Ratio of net investment income
  (loss) to average net assets (2)       (0.57)%           (0.04)%         (0.26)%       (1.02)%      (0.99)%      (1.15)%
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------
Portfolio turnover                      165.71%           386.43%         450.84%       119.32%      265.99%      189.41%
                                      --------          --------        --------      --------      -------       ------
                                      --------          --------        --------      --------      -------       ------

                                                      GLOBAL TECHNOLOGY FUND
                                    ----------------------------------------------------------
                                                             CLASS N
                                    ----------------------------------------------------------
                                     (UNAUDITED)       * SIX MONTH
                                     SIX MONTHS        FISCAL YEAR           DECEMBER 31,
                                        ENDED             ENDED         ----------------------
                                    DEC. 31, 2001     JUNE 30, 2001       2000        1999(13)
                                    -------------     -------------     ---------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                            $  32.42          $  50.09        $  59.13      $ 24.01
                                      --------          --------        --------      -------
  Income from investment
    operations:
    Net investment loss (1)              (0.12)            (0.09)          (0.38)       (0.49)
    Net realized and unrealized
      gain (loss) on investments         (2.02)           (17.58)          (8.23)       36.99
                                      --------          --------        --------      -------
  Total from investment operations       (2.14)           (17.67)          (8.61)       36.50
  Less distributions:
    From net realized gain on
      investments                           --                --           (0.43)       (1.38)
                                      --------          --------        --------      -------
      Total distributions                   --                --           (0.43)       (1.38)
                                      --------          --------        --------      -------
NET ASSET VALUE, END OF PERIOD        $  30.28          $  32.42        $  50.09      $ 59.13
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------
TOTAL RETURN (8)                         (6.69)%          (35.22)%        (14.60)%     152.69%
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                              $231,870          $258,371        $378,043      $82,330
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.52%             1.56%           1.50%        1.75%
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------
  Without waiver and
    reimbursement (2)                     1.52%             1.56%           1.50%        1.99%
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------
Ratio of net investment income
  (loss) to average net assets (2)       (0.88)%           (0.45)%         (0.55)%      (1.32)%
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------
Portfolio turnover                      165.71%           386.43%         450.84%      119.32%
                                      --------          --------        --------      -------
                                      --------          --------        --------      -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

                                                                           GLOBAL HEALTH CARE FUND
                                             ------------------------------------------------------------------------------------
                                                                                   CLASS N
                                             ------------------------------------------------------------------------------------
                                              (UNAUDITED)       * SIX MONTH
                                              SIX MONTHS        FISCAL YEAR                        DECEMBER 31,
                                                 ENDED             ENDED         ------------------------------------------------
                                             DEC. 31, 2001     JUNE 30, 2001       2000          1999         1998         1997
                                             -------------     -------------     ---------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $  21.65          $  24.60        $  14.25       $13.42       $11.65       $10.00
                                               --------          --------        --------       ------       ------       ------
  Income from investment operations:
    Net investment income (loss) (1)                 --             (0.09)          (0.16)       (0.11)       (0.09)       (0.06)
    Net realized and unrealized gain (loss)
      on investments                              (0.45)            (2.86)          10.61         3.53         3.02         3.03
                                               --------          --------        --------       ------       ------       ------
  Total from investment operations                (0.45)            (2.95)          10.45         3.42         2.93         2.97
  Less distributions:
    From net realized gain on investments         (0.68)               --           (0.10)       (2.59)       (1.16)       (1.32)
                                               --------          --------        --------       ------       ------       ------
      Total distributions                         (0.68)               --           (0.10)       (2.59)       (1.16)       (1.32)
                                               --------          --------        --------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                 $  20.52          $  21.65        $  24.60       $14.25       $13.42       $11.65
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------
TOTAL RETURN (8)                                  (1.69)%          (11.99)%         73.37%       28.73%       25.57%       30.00%
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $214,934          $240,503        $256,909       $6,284       $5,487       $4,671
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------
Ratio of expenses to average net assets:
  With waiver and reimbursement (2)                1.50%             1.50%           1.50%        1.50%        1.50%        1.50%
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------
  Without waiver and reimbursement (2)             1.53%             1.54%           1.64%        4.85%        3.65%        2.93%
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------
Ratio of net investment income (loss) to
  average net assets (2)                          (0.94)%           (0.87)%         (0.68)%      (0.81)%      (0.69)%      (0.55)%
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------
Portfolio turnover                                69.72%            68.81%         216.09%      393.83%      153.92%      157.65%
                                               --------          --------        --------       ------       ------       ------
                                               --------          --------        --------       ------       ------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                               INTERNATIONAL GROWTH EQUITY FUND
                                    --------------------------------------------------------------------------------------
                                                                           CLASS I
                                    --------------------------------------------------------------------------------------
                                     (UNAUDITED)       * SIX MONTH
                                     SIX MONTHS        FISCAL YEAR                         DECEMBER 31,
                                        ENDED             ENDED         --------------------------------------------------
                                    DEC. 31, 2001     JUNE 30, 2001       2000          1999          1998          1997
                                    -------------     -------------     ---------     ---------     ---------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                             $ 11.07          $  13.84        $  22.34      $  14.98      $  13.70      $ 12.72
                                       -------          --------        --------      --------      --------      -------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                         (0.01)             0.04           (0.01)         0.02          0.06         0.06
    Net realized and unrealized
      gain (loss) on investments         (1.65)            (2.81)          (6.00)         8.91          1.80         2.22
                                       -------          --------        --------      --------      --------      -------
  Total from investment operations       (1.66)            (2.77)          (6.01)         8.93          1.86         2.28
  Less distributions:
    From net investment income           (0.25)               --           (0.30)        (0.17)        (0.23)       (0.14)
    From net realized gain on
      investments                           --                --           (1.52)        (1.40)        (0.35)       (1.16)
    In excess of net realized gain
      on investments                        --                --           (0.67)           --            --           --
                                       -------          --------        --------      --------      --------      -------
      Total distributions                (0.25)               --           (2.49)        (1.57)        (0.58)       (1.30)
                                       -------          --------        --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD         $  9.16          $  11.07        $  13.84      $  22.34      $  14.98      $ 13.70
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------
TOTAL RETURN (8)                        (14.85)%          (20.09)%        (26.76)%       60.66%        13.81%       17.93%
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                               $87,465          $182,271        $225,278      $285,561      $121,975      $98,443
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.00%             1.00%           1.00%         1.00%         1.00%        1.00%
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------
  Without waiver and
    reimbursement (2)                     1.07%             1.04%           1.00%         1.06%         1.06%        1.06%
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------
Ratio of net investment income
  (loss) to average net assets (2)       (0.17)%            0.62%          (0.04)%        0.12%         0.37%        0.41%
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------
Portfolio turnover                       80.88%            84.19%         161.71%       139.69%        84.49%      122.43%
                                       -------          --------        --------      --------      --------      -------
                                       -------          --------        --------      --------      --------      -------

                                                INTERNATIONAL GROWTH EQUITY FUND
                                    ---------------------------------------------------------
                                                             CLASS N
                                    ---------------------------------------------------------
                                     (UNAUDITED)       * SIX MONTH
                                     SIX MONTHS        FISCAL YEAR          DECEMBER 31,
                                        ENDED             ENDED         ---------------------
                                    DEC. 31, 2001     JUNE 30, 2001       2000       1999(12)
                                    -------------     -------------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                             $11.03            $ 13.82         $22.31       $14.78
                                       ------            -------         ------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                        (0.03)              0.02          (0.05)        0.01
    Net realized and unrealized
      gain (loss) on investments        (1.63)             (2.81)         (5.99)        9.08
                                       ------            -------         ------       ------
  Total from investment operations      (1.66)             (2.79)         (6.04)        9.09
  Less distributions:
    From net investment income          (0.23)                --          (0.26)       (0.16)
    From net realized gain on
      investments                          --                 --          (1.52)       (1.40)
    In excess of net realized gain
      on investments                       --                 --          (0.67)          --
                                       ------            -------         ------       ------
      Total distributions               (0.23)                --          (2.45)       (1.56)
                                       ------            -------         ------       ------
NET ASSET VALUE, END OF PERIOD         $ 9.14            $ 11.03         $13.82       $22.31
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------
TOTAL RETURN (8)                       (15.09)%           (20.19)%       (26.95)%      62.48%
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                               $5,099            $10,832         $5,124       $1,738
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                    1.25%              1.25%          1.25%        1.25%
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------
  Without waiver and
    reimbursement (2)                    2.00%              1.94%          2.36%       10.89%
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------
Ratio of net investment income
  (loss) to average net assets (2)      (0.50)%             0.33%         (0.29)%       0.07%
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------
Portfolio turnover                      80.88%             84.19%        161.71%      139.69%
                                       ------            -------         ------       ------
                                       ------            -------         ------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

                                                                    EMERGING MARKETS FUND
                                     -----------------------------------------------------------------------------------
                                                                           CLASS I
                                     -----------------------------------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR                       DECEMBER 31,
                                         ENDED             ENDED         -----------------------------------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000         1999         1998       1997(5)
                                     -------------     -------------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $11.10            $12.06          $16.87       $ 9.06       $ 9.99       $10.00
                                        ------            ------          ------       ------       ------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                         (0.01)             0.12              --#       (0.01)        0.12           --#
    Net realized and unrealized
      gain (loss) on investments         (0.79)            (1.08)          (4.26)        8.29        (0.97)       (0.01)
                                        ------            ------          ------       ------       ------       ------
  Total from investment operations       (0.80)            (0.96)          (4.26)        8.28        (0.85)       (0.01)
  Less distributions:
    From net investment income           (0.08)               --              --           --        (0.08)          --
    From net realized gain on
      investments                           --                --           (0.55)       (0.47)          --           --
                                        ------            ------          ------       ------       ------       ------
      Total distributions                (0.08)               --           (0.55)       (0.47)       (0.08)          --
                                        ------            ------          ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD          $10.22            $11.10          $12.06       $16.87       $ 9.06       $ 9.99
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------
TOTAL RETURN (8)                         (7.34)%           (7.96)%        (25.24)%      92.12%       (8.50)%       0.00%
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $6,548            $5,740          $5,194       $5,154       $2,734       $2,996
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.50%             1.50%           1.50%        1.50%        1.50%        0.01%(9)
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------
  Without waiver and
    reimbursement (2)                     4.15%             4.89%           4.93%        9.33%        8.29%          --%
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------
Ratio of net investment income
  (loss) to average net assets (2)       (0.16)%            2.13%           0.03%       (0.13)%       1.23%        0.00%(9)
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------
Portfolio turnover                      103.09%            54.23%         162.14%      215.64%      279.25%        0.00%
                                        ------            ------          ------       ------       ------       ------
                                        ------            ------          ------       ------       ------       ------

                                                       EMERGING MARKETS FUND
                                     ---------------------------------------------------------
                                                              CLASS N
                                     ---------------------------------------------------------
                                      (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR          DECEMBER 31,
                                         ENDED             ENDED         ---------------------
                                     DEC. 31, 2001     JUNE 30, 2001       2000       1999(12)
                                     -------------     -------------     --------     --------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                              $11.01            $12.03          $16.84       $ 9.13
                                        ------            ------          ------       ------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                         (0.02)             0.11           (0.04)       (0.06)
    Net realized and unrealized
      gain (loss) on investments         (0.81)            (1.13)          (4.22)        8.24
                                        ------            ------          ------       ------
  Total from investment operations       (0.83)            (1.02)          (4.26)        8.18
  Less distributions:
    From net investment income           (0.04)               --              --           --
    From net realized gain on
      investments                           --                --           (0.55)       (0.47)
                                        ------            ------          ------       ------
      Total distributions                (0.04)               --           (0.55)       (0.47)
                                        ------            ------          ------       ------
NET ASSET VALUE, END OF PERIOD          $10.14            $11.01          $12.03       $16.84
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------
TOTAL RETURN (8)                         (7.49)%           (8.48)%        (25.29)%      90.31%
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                                $1,626            $2,168          $2,170       $  299
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------
Ratio of expenses to average net
  assets:
  With waiver and
    reimbursement (2)                     1.75%             1.75%           1.75%        1.75%
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------
  Without waiver and
    reimbursement (2)                     6.26%             6.29%           5.88%       79.18%
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------
Ratio of net investment income
  (loss) to average net assets (2)       (0.39)%            1.80%          (0.29)%      (0.68)%
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------
Portfolio turnover                      103.09%            54.23%         162.14%      215.64%
                                        ------            ------          ------       ------
                                        ------            ------          ------       ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                          EUROPE FUND
                                     -------------------------------------------------------------------------------------
                                                          CLASS I                                      CLASS N
                                     -------------------------------------------------     -------------------------------
                                      (UNAUDITED)       * SIX MONTH                         (UNAUDITED)       * SIX MONTH
                                      SIX MONTHS        FISCAL YEAR                         SIX MONTHS        FISCAL YEAR
                                         ENDED             ENDED         DECEMBER 31,          ENDED             ENDED
                                     DEC. 31, 2001     JUNE 30, 2001       2000(15)        DEC. 31, 2001     JUNE 30, 2001
                                     -------------     -------------     -------------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                            $      9.13        $  11.87           $20.58            $  9.14           $ 11.87
                                      -----------        --------           ------            -------           -------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                            (0.06)           0.01            (0.11)             (0.06)            (0.01)
    Net realized and unrealized
      gain (loss) on investments            (0.96)          (2.75)           (6.26)             (0.95)            (2.72)
                                      -----------        --------           ------            -------           -------
  Total from investment operations          (1.02)          (2.74)           (6.37)             (1.01)            (2.73)
  Less distributions:
    From net investment income                 --              --               --                 --                --
    From net realized gain on
      investments                           (0.04)             --            (2.34)             (0.04)               --
                                      -----------        --------           ------            -------           -------
      Total distributions                   (0.04)             --            (2.34)             (0.04)               --
                                      -----------        --------           ------            -------           -------
  Redemption fees                              --              --               --                 --                --
                                      -----------        --------           ------            -------           -------
NET ASSET VALUE, END OF PERIOD        $      8.07        $   9.13           $11.87            $  8.09           $  9.14
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------
TOTAL RETURN (8)                           (11.19)%        (22.89)%         (30.61)%           (11.07)%          (23.00)%
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                              $         2        $      3           $    4            $34,562           $48,663
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------
Ratio of expenses to average net
  assets (7):
  With waiver and
    reimbursement (2)                        1.35%           1.35%            1.35%              1.60%             1.60%
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------
  Without waiver and
    reimbursement (2)                    1,135.00%       1,013.01%(4)         9.67%              2.16%             2.02%
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------
Ratio of net investment income
  (loss) to average net assets (2)          (1.52)%          0.13%           (0.83)%            (1.29)%           (0.11)%
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------
Portfolio turnover                         110.60%          87.22%          173.06%            110.60%            87.22%
                                      -----------        --------           ------            -------           -------
                                      -----------        --------           ------            -------           -------

                                                        EUROPE FUND
                                     -------------------------------------------------
                                                          CLASS N
                                     -------------------------------------------------

                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       2000         1999         1998          1997
                                     --------     --------     ---------     ---------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of
    period                           $ 16.12      $ 13.66      $  12.59      $  10.66
                                     -------      -------      --------      --------
  Income from investment
    operations:
    Net investment income
      (loss) (1)                       (0.18)       (0.01)        (0.05)         0.01
    Net realized and unrealized
      gain (loss) on investments       (1.73)        5.66          4.60          2.70
                                     -------      -------      --------      --------
  Total from investment operations     (1.91)        5.65          4.55          2.71
  Less distributions:
    From net investment income            --        (0.02)        (0.17)        (0.06)
    From net realized gain on
      investments                      (2.34)       (3.17)        (3.31)        (0.72)
                                     -------      -------      --------      --------
      Total distributions              (2.34)       (3.19)        (3.48)        (0.78)
                                     -------      -------      --------      --------
  Redemption fees                         --           --#           --            --
                                     -------      -------      --------      --------
NET ASSET VALUE, END OF PERIOD       $ 11.87      $ 16.12      $  13.66      $  12.59
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------
TOTAL RETURN (8)                      (11.39)%      43.59%        37.40%        25.70%
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)                             $61,502      $67,910      $191,338      $176,414
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------
Ratio of expenses to average net
  assets (7):
  With waiver and
    reimbursement (2)                   1.60%        1.03%           --%           --%
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------
  Without waiver and
    reimbursement (2)                   2.07%        2.01%         1.97%         1.30%
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------
Ratio of net investment income
  (loss) to average net assets (2)     (1.12)%      (0.11)%          --%           --%
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------
Portfolio turnover                    173.06%      202.90%       114.00%        85.00%
                                     -------      -------      --------      --------
                                     -------      -------      --------      --------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Notes to Financial Highlights
 December 31, 2001 (Unaudited)

The following notes are being used as reference items in the Financial Highlights of the Funds.

(1)  Calculated using the average share method.

(2)  Annualized for periods less than one year.

(3) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.

(4) The increase in Class I's gross expense ratio is due to the decrease in the class' net assets during the period.

(5) Commencement of operations for the Biotechnology Fund, Class N shares and the Emerging Markets Fund, Class I shares, was December 30, 1997.

(6) Commencement of operations for the Tax Managed Growth Fund, Class I shares, the Global Equity Fund, Class I shares and the Strategic Income Fund,
     Class I shares, was December 30, 1998.

(7) The operating expenses for the Europe Fund include certain non-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended December 31, 1998 and 1999, respectively, for which the insurance carrier has reimbursed the Fund 0.78% ($800,000) of the average net assets for the year ended December 31, 1999.

(8) Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.

(9)  Not annualized. Fund was in operation for less than five days.

(10) Commencement of operations for the Large Cap Growth Fund, Class N shares,was March 2, 1999.

(11) Commencement of operations for the Tax Managed Growth Fund, Class N shares, was February 12, 1999.

(12) Commencement of operations for the Global Small Cap Fund, Class N shares, the International Growth Equity Fund, Class N shares and the Emerging Markets Fund, Class N shares, was March 9, 1999.

(13) Commencement of operations for the Global Technology Fund, Class N shares, was January 20, 1999.

(14) Commencement of operations for the Balanced Fund, Class I shares, was December 15, 1999.

(15) Commencement of operations for the Europe Fund, Class N shares, was March 3, 2000.

(16) Commencement of operations for the MidCap Fund, Class N shares, was December 29, 2000.

#   Amount represents less than $0.01 per share.

*   The Fund has changed its fiscal year end to June 30.

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

        The Dresdner RCM Global Funds, Inc. (the "Global Company") is organized as a Maryland corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The Global Company currently consists of thirteen no-load series collectively referred to as the "Funds":

NON-DIVERSIFIED FUNDS
Dresdner RCM Global Technology Fund (the "Global Technology Fund") Dresdner RCM Global Health Care Fund (the "Global Health Care Fund") Dresdner RCM Biotechnology Fund (the "Biotechnology Fund")
Dresdner RCM International Growth Equity Fund (the "International Equity
Fund")
Dresdner RCM Europe Fund (the "Europe Fund")

DIVERSIFIED FUNDS
Dresdner RCM Large Cap Growth Fund (the "Large Cap Growth Fund") Dresdner RCM Tax Managed Growth Fund (the "Tax Managed Growth Fund") Dresdner RCM MidCap Fund (the "MidCap Fund")
Dresdner RCM Small Cap Fund (the "Small Cap Fund")
Dresdner RCM Balanced Fund (the "Balanced Fund")
Dresdner RCM Global Equity Fund (the "Global Equity Fund")
Dresdner RCM Global Small Cap Fund (the "Global Small Cap Fund") Dresdner RCM Emerging Markets Fund (the "Emerging Markets Fund")

        The Funds, with the exception of the Biotechnology Fund, the Balanced Fund and the Global Health Care Fund, are presently authorized to issue two classes of shares -- Institutional shares (Class I) and Non-institutional shares (Class N). The Biotechnology Fund and the Global Health Care Fund are presently authorized to issue Class N shares, and the Balanced Fund is authorized to issue Class I shares.

        As of December 31, 2001, the Large Cap Growth Fund, Tax Managed Growth Fund, MidCap Fund, Global Small Cap Fund, Global Technology Fund, International Equity Fund, Emerging Markets Fund and Europe Fund have both Class I and
Class N shares operational; the Small Cap Fund and Global Equity Fund have only the Class I shares operational.

        Each class has equal pro rata interest in the assets of the relevant fund and general voting privileges. Class I and Class N shares differ with respect to distributions and certain other class-specific expenses and expense reductions.

        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
A. PORTFOLIO VALUATIONS

        Investment securities are stated at market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security is valued at the closing bid price on such day. If no bid price is quoted on such day, then the security is valued by such method as the Board of Directors of the Company or a duly constituted committee of the Board of Directors of the Company shall determine in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market that are not listed on Nasdaq or similar foreign reporting service are valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds are valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company or a duly constituted committee of the Board of Directors of the Company in good faith deems appropriate to reflect their fair value. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES

        Security transactions are recorded as of the date of purchase, sale or maturity. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Each Fund bears expenses incurred specifically on its behalf as well as a portion of any general expenses of the Company. Investment income, realized and unrealized gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution and certain other class-specific fees and expense reductions.

C. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN INVESTMENTS

        The books and records of each of the Funds are maintained in U.S. dollars. The value of securities, currencies, and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investments are translated at the contracted currency exchange rates established at the time of the trade. Income and expenses are translated at the prevailing exchange rates on the respective dates of such transactions.

        Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency translations and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The Funds do not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation, which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

        Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        A forward foreign currency exchange contract ("forward contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. A Fund may enter into a forward contract in order to hedge foreign currency risk associated with its portfolio securities or for other risk management or investment purposes. The market value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation on foreign currency translations on the Fund's Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss on foreign currency transactions in the Fund's Statement of Operations equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. A Fund could be exposed to risk of loss if the counter-party is unable to meet the terms of the forward contract or if the value of the currency changes unfavorably.

E. OPTION ACCOUNTING PRINCIPLES

        A Fund may purchase or write put and call options on stocks and stock indices as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities. When a Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. An option listed on a traded exchange is valued at its last sale price. If there has been no sale on such day, then the option will be valued at the closing bid price on such day. If a written option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased is decreased by the premium originally received.

        The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option, which the Fund has purchased, expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

F. SHORT SALES

        Each Fund, except the MidCap Fund and Small Cap Fund, may engage in short sale transactions, which obligates the Funds to replace securities borrowed by purchasing the securities at current market value sometime in the

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government securities sufficient to cover its short position on a daily basis. Proceeds from the Funds' short sales are posted as collateral with securities lenders. This collateral earns interest and the interest is used to pay each lender a fee for borrowed securities, to compensate the broker for its services, and to provide a rebate to the borrower (the Fund) for posting the collateral. The net proceeds from these transactions are shown as interest income on the Statement of Operations. As of December 31, 2001, there were no outstanding short sale transactions.

G. DOLLAR ROLL TRANSACTIONS

        The Balanced Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold and matured, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The Fund is paid a fee for entering into a dollar roll transaction that is accrued as income over the life of the dollar roll contract. During the period of sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar rolls enhance the Fund's yield by earning a spread between the yield on the underlying mortgage securities and short-term interest rates. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments, together with any additional fee income received on the dollar roll transaction will generate income for the Fund exceeding the interest that would have been earned on the securities sold thereby increasing or changing the Funds yield. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities, which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

        For the six months ended December 31, 2001 the Balanced Fund earned fee income of $90,237 on dollar roll transactions and there were $4,590,403 in dollar roll commitments on liquid mortgage pass-throughs outstanding.

H. FEDERAL INCOME TAXES

        Each Fund is a separate entity for federal income tax purposes. Each Fund intends to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of each Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal income or excise taxes on income and capital gains.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
        As of December 31, 2001, the following Funds had available, for federal income tax purposes, estimated unused capital losses as follows:

FUND NAME                                 EXPIRING 2008  EXPIRING 2009
----------------------------------------  -------------  -------------
Large Cap Growth Fund                      $        --   $ 10,616,309
Tax Managed Growth Fund                      2,126,868      6,052,352
MidCap Fund                                         --    260,846,069
Small Cap Fund                                      --     91,418,813
Biotechnology Fund                                  --    130,978,864
Balanced Fund                                       --      4,880,368
Global Equity Fund                                  --        297,063
Global Small Cap Fund                               --     14,209,657
Global Technology Fund                      19,031,198    382,182,336
Global Health Care Fund                             --     24,891,978
International Equity Fund                           --     76,872,226
Emerging Markets Fund                          167,839      2,321,172
Europe Fund                                         --     11,347,417

I. DISTRIBUTIONS

        The Balanced Fund declares and distributes income dividends to shareholders quarterly. All of the other Funds declare and distribute income dividends to shareholders annually. Capital gain distributions (if any) are declared and distributed to shareholders annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America, and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or in excess of net realized gain on investments. These differences are primarily due to differing treatments for losses as a result of wash sales, foreign currency transactions and/or investments in passive foreign investment companies.

J. SECURITIES LENDING

        Effective October 31, 1999, the MidCap Fund and the Small Cap Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). Effective April 2, 2001, the Global Company amended its Master Securities Loan Agreement to include the Biotechnology Fund, Global Technology and Global Health Care Fund. The Funds receive cash collateral equal to at least 102% of the current market value of the loaned securities. The Funds invest the cash collateral in repurchase agreements through State Street Bank & Trust Company pursuant to guidelines approved by the Fund's Board of Directors. Income earned on the collateral is paid to Morgan monthly. The Funds receive a fee, payable monthly, negotiated by the Funds and Morgan, based on the number and duration of the lending transactions. For the six months ended December 31, 2001, net securities lending income was $202,778, $202,778, $405,556, $608,334 and $40,559 for the MidCap Fund, Small Cap Fund, Biotechnology Fund, Global Technology Fund and Global Health Care Fund, respectively.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
        Effective November 25, 2001, the Global Company terminated their Security Lending Agreement with Morgan Stanley.

K. REDEMPTION FEES

        The Tax Managed Growth Fund charges a 1.00% redemption fee to Class I shareholders and Class N shareholders who redeem shares held for less than twelve consecutive months. The redemption fee for the Tax Managed Growth Fund will remain in effect indefinitely. For the six months ended December 31, 2001 the redemption fee for the Fund amounted to $15,241 which is included in the Statement of Changes in Net Assets.

L. DELAYED DELIVERY TRANSACTIONS

        Each Fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in each applicable Fund's schedule of investments. Each Fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterpart does not perform under the contract.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        Dresdner RCM Global Investors LLC ("Dresdner RCM") serves as the Funds' investment manager, subject to the authority of the Board of Directors.

        Effective July 23, 2001, Allianz AG, one of the world's leading insurance and financial service companies, completed its acquisition of Dresdner Bank AG, the ultimate parent company of the Funds' investment manager, Dresdner RCM. As a result of the acquisition, Dresdner RCM has undergone a change in control resulting in an "assignment" ( as defined in the 1940 Act) of its existing investment management agreements ( the "Agreements") with the Funds. As required by the 1940 Act, the existing Agreements provided for their automatic termination in the event of an assignment, and, thus, the Agreements terminated upon the consummation of the acquisition.

        The Funds' Board approved the continuation of Dresdner RCM's investment management services under interim management agreements pending shareholder approval of new Proposed Agreements substantially identical to the Agreements. The interim agreements may remain in place for no more than 150 days from the date of the acquisition. Compensation earned by Dresdner RCM under the interim management agreements will be held in an interest bearing escrow account pending shareholder approval of the Proposed Agreements. If the shareholders approve the Proposed Agreements, the amount held in the escrow account, plus earned interest, will be paid to Dresdner RCM. If shareholders do not approve the Proposed Agreements, Dresdner RCM will be paid out of the escrow account the lesser of (1) any costs incurred in performing its services under the interim management agreement, plus earned interest on such amount, or (2) the total amount in the escrow account, plus earned interest.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
        The Funds pay the investment management fees to Dresdner RCM monthly. The annual management fees paid by the Funds are based on each Fund's average daily net assets as listed in the following table. Dresdner RCM has voluntarily agreed, until at least December 31, 2001, to pay each Fund the amount, if any, by which ordinary operating expenses of the Fund for each quarter (except interest, taxes, and extraordinary expenses) exceed its annualized total expense ratio noted in the following table as a percentage of its average daily net assets.

        For the six months ended December 31, 2001, Dresdner RCM reimbursed the Funds for operating expenses that exceeded their stated expense limits as follows:

                               ANNUAL MANAGEMENT FEE PERCENTAGES                           EXPENSES
                           ------------------------------------------  ------------------------------------------------
                                                                                                  REIMBURSEMENTS
                                                                                           ----------------------------
                                                                                                 SIX            SIX
                                                                                               MONTHS         MONTHS
                                                                                 EXPENSE        ENDED          ENDED
                                      FIRST $500  NEXT $500  ABOVE $1  EXPENSE   LIMITS     DECEMBER 31,     JUNE 30,
FUND NAME                  FLAT RATE   MILLION     MILLION   BILLION    CAPS     THROUGH        2001           2001
-------------------------  ---------  ----------  ---------  --------  -------  ---------  ---------------  -----------
Large Cap Growth Fund--I    --            0.70%      0.65%     0.60%    0.75%   12/31/05      $ 42,400       $ 82,049
Large Cap Growth Fund--N    --            0.70%      0.65%     0.60%    1.00%   12/31/05        44,741         54,199
Tax Managed Growth
  Fund--I                   --            0.75%      0.70%     0.65%    1.25%   12/31/01        25,388         40,467
Tax Managed Growth
  Fund--N                   --            0.75%      0.70%     0.65%    1.50%   12/31/01        35,144         45,549
MidCap Fund--I              0.75%        --         --         --       0.77%   06/30/03       176,902         91,152
MidCap Fund--N              0.75%        --         --         --       1.02%   06/30/03        25,559         14,265
Small Cap Fund--I           1.00%        --         --         --       1.02%   06/30/03       160,028        120,295
Biotechnology Fund--N       --            1.00%      0.95%     0.90%    1.50%   12/31/01       --              --
Balanced Fund--I            --            0.65%      0.60%     0.55%    0.90%   12/31/01        62,029         89,353
Global Equity Fund--I       --            0.75%      0.70%     0.65%    1.25%   12/31/01        54,564         92,739
Global Equity Fund--N       --            0.75%      0.70%     0.65%    1.50%   12/31/01       --              --
Global Small Cap Fund--I    --            1.00%      0.95%     0.90%    1.50%   12/31/01        46,488         45,693
Global Small Cap Fund--N    --            1.00%      0.95%     0.90%    1.75%   12/31/01        48,574         63,019
Global Technology Fund--I   1.00%        --         --         --       1.50%   12/31/01         1,383         --
Global Technology Fund--N   1.00%        --         --         --       1.75%   12/31/01         7,232         --
Global Health Care
  Fund--N                   --            1.00%      0.95%     0.90%    1.50%   12/31/01        30,610         44,832
International Equity
  Fund--I                   0.75%        --         --         --       1.00%   12/31/01        46,214         43,548
International Equity
  Fund--N                   0.75%        --         --         --       1.25%   12/31/01        21,777         20,683
Emerging Markets Fund--I    1.00%        --         --         --       1.50%   12/31/01        78,042         87,255
Emerging Markets Fund--N    1.00%        --         --         --       1.75%   12/31/01        42,931         54,075
Europe Fund--I              1.00% *      --         --         --       1.35%   12/31/02        13,884         15,184
Europe Fund--N              1.00% *      --         --         --       1.60%   12/31/02       115,379        115,514

  * The Europe Fund pays management fees at 1.00% annually for assets under $100 million and 0.80% for assets above $100 million.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
        In subsequent years, each Fund will reimburse Dresdner RCM for any such payments during a five-year period to the extent that operating expenses are otherwise below the expense cap. The following is a list of the Funds' remaining contingent liability and respective dates of expiration:

                           REMAINING
                           CONTINGENT  EXPIRES  EXPIRES   EXPIRES   EXPIRES   EXPIRES
FUND NAME                  LIABILITY    2002      2003      2004      2005      2006
-------------------------  ----------  -------  --------  --------  --------  --------
Large Cap Growth Fund--I    $640,693   $79,231  $120,914  $183,104  $132,994  $124,449
Large Cap Growth Fund--N     197,544     --        --       35,363    63,241    98,940
Tax Managed Growth
  Fund--I                    292,054     --        --      152,686    73,513    65,855
Tax Managed Growth
  Fund--N                    192,770     --        --       56,697    55,380    80,693
MidCap Fund--I               268,054     --        --        --        --      268,054
MidCap Fund--N                39,824     --        --        --        --       39,824
Small Cap Fund--I            280,323     --        --        --        --      280,323
Biotechnology Fund--N        156,866     --        --       20,530   136,336     --
Balanced Fund--I             373,713     --        --       17,088   205,243   151,382
Global Equity Fund--I        452,796     --        --      150,248   155,245   147,303
Global Small Cap Fund--I     500,986   59,300    108,883   182,326    58,296    92,181
Global Small Cap Fund--N     212,725     --        --       32,415    68,717   111,593
Global Health Care
  Fund--N                    569,630   65,966    109,088   183,721   135,413    75,442
International Equity
  Fund--I                    320,772   52,016     71,435   107,559     --       89,762
International Equity
  Fund--N                    132,175     --        --       39,047    50,668    42,460
Emerging Markets Fund--I     848,574     --      193,127   267,703   222,447   165,297
Emerging Markets Fund--N     217,897     --        --       40,602    80,289    97,006
Europe Fund--I                71,233     --        --        --       42,165    29,068
Europe Fund--N               791,620     --        --      199,096   361,631   230,893

        For the six months ended December 31, 2001, the Class N shares of the Biotechnology Fund, reimbursed Dresdner RCM $106,807 under the above Reimbursement Agreement. The Global Technology Fund, Class I and Class N, have no remaining contingent liability.

        Dresdner RCM serves as the Transfer Agent for the Global Equity Fund. For the period ended December 31, 2001 no fees were charged to this Fund. This Fund is currently not offered to the public.

        On December 31, 2001, the Dresdner RCM Profit Sharing Plan, participation in which is limited to employees of Dresdner RCM, owned 1,978,269 shares, 258,732 shares, 240,741 shares, 238,766 shares and 4,146 shares of the total 196,895,129, 14,882,931, 10,101,915, 14,174,740, and 1,291,134 outstanding shares of the MidCap Fund, Small Cap Fund, International Equity Fund, Global Technology Fund and the Global Small Cap Fund, respectively.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
        As of December 31, 2001, clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division owned the following shares of the Funds:

FUND NAME                                 SHARES OWNED  OUTSTANDING SHARES
----------------------------------------  ------------  ------------------
Tax Managed Growth Fund                       100,000           686,501
Global Equity Fund                            135,748           135,748
Emerging Markets Fund                         300,000           801,095

        At December 31, 2001, the following Funds had shareholders which each held more than 10% of the Fund's Net Assets:

FUND                                      NUMBER OF SHAREHOLDERS  PERCENTAGE OF AGGREGATE OWNERSHIP
----------------------------------------  ----------------------  ---------------------------------
Large Cap Growth Fund                                     2                           50.59%
Tax Managed Growth Fund                                   2                           34.54%
MidCap Fund                                               1                           16.91%
Small Cap Fund                                            3                           36.91%
Biotechnology Fund                                        2                           65.60%
Balanced Fund                                             2                           98.17%
Global Equity Fund                                        1                          100.00%
Global Small Cap Fund                                     4                           75.16%
Global Technology Fund                                    2                           54.88%
Global Health Care Fund                                   2                           74.21%
International Equity Fund                                 1                           19.51%
Emerging Markets Fund                                     3                           90.21%
Europe Fund                                               1                           26.16%

3. DISTRIBUTOR

        Funds Distributor, Inc. (the "Distributor") acts as distributor of shares of the Funds.

        The Global Company has adopted a distribution and service plan (the "Plan") for its Class N shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses incurred by the Distributor in providing distribution and shareholder support services to such shares. Class I shares of the Global Company are not subject to 12b-1 fees.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

4. CAPITAL SHARES

        At December 31, 2001, the Company has 3,250,000,000 authorized shares of common stock at $0.0001 par value designated as follows:

FUND NAME                                   CLASS I      CLASS N
----------------------------------------  -----------  -----------
Large Cap Growth Fund                      25,000,000   25,000,000
Tax Managed Growth Fund                    25,000,000   25,000,000
MidCap Fund                               400,000,000  200,000,000
Small Cap Fund                            100,000,000   50,000,000
Biotechnology Fund                            --        50,000,000
Balanced Fund                              25,000,000      --
Global Equity Fund                         25,000,000   25,000,000
Global Small Cap Fund                      25,000,000   25,000,000
Global Technology Fund                     25,000,000   25,000,000
Global Health Care Fund                       --        50,000,000
International Equity Fund                  50,000,000   50,000,000
Emerging Markets Fund                      25,000,000   25,000,000
Europe Fund                               100,000,000  100,000,000
Unclassified*                                 --         1,725,000

  *  Shares designated as unclassified are available to any Fund.

5. DIRECTORS' FEES

        Each Director, who is not an interested person (as defined in the 1940
Act) of the Global Company, receives from the Company an annual retainer of $30,000 (the retainer is evenly prorated among each series of the Global Company and that such retainer will include payment for two special telephonic Board meetings), plus $5,500 for each Board meeting attended.

        Each eligible Director of the Company who is not an interested person may elect to defer receipt of all or a portion of his/her fees for service as a Director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his/her deferred fees deemed invested either in 90-day U.S. Treasury bills, shares of the common stock of the Company, or a combination of these options. The amount of deferred fees payable to such Director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

6. LINE OF CREDIT

        The Funds (except for Emerging Markets Fund) have an uncommitted Line of Credit arrangement ("LOC") with State Street Bank and Trust Company, in the amount of $100,000,000 primarily to provide temporary financing for the repurchase of capital shares. Each Fund's borrowings cannot exceed the lesser of $75,000,000 per Fund or the following percentages of each Fund's total net assets:

                                                     MAXIMUM
FUND NAME                                           PERCENTAGE
--------------------------------------------------  ----------
Large Cap Growth Fund                                    20%
Tax Managed Growth Fund                                  20%
MidCap Fund                                               5%
Small Cap Fund                                            5%
Biotechnology Fund                                       20%
Balanced Fund                                            20%
Global Equity Fund                                       20%
Global Small Cap Fund                                    20%
Global Technology Fund                                   20%
Global Health Care Fund                                  20%
International Equity Fund                                20%
Europe Fund                                              20%

        Interest is charged to the Fund based on its borrowings at the prevailing market rates as defined in the LOC. The average daily loan balance, weighted average interest rate and the maximum loan outstanding during the six months ended December 31, 2001 are shown in the table below. Interest expenses that were recorded during the last six months which are also included in the Statement of Operations are also reflected below. At December 31, 2001, the Europe Fund had an outstanding balance of $1,663,913.

                                                 WEIGHTED        MAXIMUM
                                AVERAGE DAILY     AVERAGE          LOAN        INTEREST
FUND NAME                       LOAN BALANCE   INTEREST RATE   OUTSTANDING     EXPENSE
------------------------------  -------------  -------------  --------------  ----------
Tax Managed Growth Fund          $  417,265          2.54%     $   469,438     $   114
Small Cap Fund                    1,055,416          3.15%       2,674,040       2,319
Biotechnology Fund                1,658,975          2.50%       1,658,975         115
Balanced Fund                       370,140          2.71%         799,436          84
Global Equity Fund                    5,820          3.08%          11,720           1
Global Small Cap Fund             1,502,156          3.80%       4,135,000      12,239
Global Health Care Fund             553,335          3.56%       1,985,709         527
International Equity Fund         5,095,159          3.42%      14,614,671      35,882
Europe Fund                       1,874,944          3.56%       3,826,995      18,694

7. IN-KIND TRANSACTIONS

        During the six months ended December 31, 2001, the International Growth Equity Fund incurred a realized loss of $868,517, on securities with an in-kind redemption on October 31, 2001.

 Dresdner RCM Global Funds
 Notes to Financial Statements
 December 31, 2001 (Unaudited)

8. LIQUIDATION OF DRESDNER RCM STRATEGIC INCOME FUND

        At a meeting held on December 3, 2001, the Board of Directors approved the liquidation of the Dresdner RCM Strategic Income Fund. The effective date of the liquidation was the close of business on October 17, 2001.

9. BOARD APPROVAL OF REORGANIZATIONS AND OTHER MATTERS

        At the meetings held on October 9, 2001 and October 17, 2001, the Board of Directors approved the reorganization of each of the Global Company Funds into newly created series (the "New Funds") of PIMCO Funds: Multi-Manager series, a Massachusetts business trust (the "MMS Trust"). In addition, at the meeting held on October 9, 2001 the Board of Directors approved on behalf of the MidCap Fund and Small Cap Fund an amendment to each Fund's fundamental investment policy to remove, subject to shareholder approval, the percentage limit on the value of each Fund's portfolio securities available for lending.

        Each reorganization is to be accomplished pursuant to an Agreement and Plan of Reorganization whereby holders of Class I or Class N shares in the Global Company Funds would receive the same number of shares of a similar class of the corresponding New Fund. The New Funds would have substantially the same investment objectives, policies and strategies as the Global Company Funds and would have a unified fee structure that sets fixed advisory and administrative fees in place of the fluctuating expense ratios for the Global Company Funds. In addition, the New Funds would maintain expense caps at the same levels and for the same periods as the current expense caps for the DRCM Global Funds (except that the term of the expense cap for the Europe Fund would be extended from December 31, 2002 to June 30, 2003, and the term of the expense cap for the Large Cap Growth Fund would be reduced from June 30, 2005 to June 30, 2003). Dresdner RCM has agreed to forfeit its right to recoup any remaining reimbursement upon the proposed reorganization of the Funds into the MMS Trust.

        PIMCO Advisors L.P ("PALP") would be the investment adviser to the New Funds, and Dresdner Global Investors LLC would be the subadvisor to the New Funds. Completion of the reorganization is subject to shareholder approval with a Special Meeting of Shareholders scheduled for early 2002.

        At a meeting on December 3, 2001, the Board of Directors approved a change in the fiscal year end of the Global Company Funds from December 31 to June 30 to facilitate both the reorganized Global Company Funds and the existing series of the MMS Trust having the same fiscal year end.

10. SUBSEQUENT EVENTS

        Effective February 1, 2002, the Global Company Funds were reorganized as newly created series of the MMS Trust based on shareholder approval received at a Special Meeting of Stockholders held on December 5, 2001 as adjourned and reconvened on December 19, 2001, January 16, 2002 and January 30, 2002. Also approved at these meetings was the change to the MidCap and Small Cap Funds' fundamental policy on lending.

        As a result of the reorganizations, PALP now serves as the Funds' investment advisor while Dresdner RCM continues to be responsbile for the Funds' day-to-day investment decisions as subadvisor. All investment management fees earned by Dresdner RCM under the interim management agreements (as described in Footnote 2 on page 136 herein) and held in escrow accounts were paid to Dresdner RCM upon the receipt of shareholder approval of new investment management agreements.

TAX INFORMATION (UNAUDITED)

        On December 6, 2001, distributions were paid from investment operations for the Funds. The dividends were recorded on December 5, 2001 to shareholders of record on December 4, 2001. In addition, the Global Equity Fund and International Growth Equity Fund had an additional distribution paid on January 9, 2002 from investment operations for the Funds. The dividends were recorded on December 28, 2001 to shareholders of record on December 31, 2001.

                                      ORDINARY    LONG-TERM       TOTAL
FUND NAME                              INCOME    CAPITAL GAIN  DISTRIBUTION
-----------------------------------  ----------  ------------  ------------
Large Cap Growth Fund--Class I
  Per Share                          $  0.01617    $0.00029     $  0.01646
  Amount                             $  107,416    $  1,909     $  109,325
Large Cap Growth Fund--Class N
  Per Share                                  --    $0.00029     $  0.00029
  Amount                                     --    $  1,141     $    1,414
Tax Managed Growth Fund--Class I
  Per Share                                  --          --             --
  Amount                                     --          --             --
Tax Managed Growth Fund--Class N
  Per Share                                  --          --             --
  Amount                                     --          --             --
MidCap Fund--Class I
  Per Share                                  --          --             --
  Amount                                     --          --             --
MidCap Fund--Class N
  Per Share                                  --          --             --
  Amount                                     --          --             --
Small Cap Fund--Class I
  Per Share                          $  0.00532          --     $  0.00532
  Amount                             $   90,092          --     $   90,092
Biotechnology Fund--Class N
  Per Share                                  --          --             --
  Amount                                     --          --             --
Balanced Fund--Class I
  Per Share                          $  0.22116          --     $  0.22116
  Amount                             $  933,522          --     $  933,522
Global Equity Fund--Class I
  Per Share                          $  0.07643          --     $  0.07643
  Amount                             $   10,375          --     $   10,375
Global Small Cap Fund--Class I
  Per Share                                  --          --             --
  Amount                                     --          --             --
Global Small Cap Fund--Class N
  Per Share                                  --          --             --
  Amount                                     --          --             --
Global Technology Fund--Class I
  Per Share                                  --          --             --
  Amount                                     --          --             --
Global Technology Fund--Class N
  Per Share                                  --          --             --
  Amount                                     --          --             --

                                      ORDINARY    LONG-TERM       TOTAL
FUND NAME                              INCOME    CAPITAL GAIN  DISTRIBUTION
-----------------------------------  ----------  ------------  ------------
Global Health Care Fund--Class N
  Per Share                          $  0.67724          --     $  0.67724
  Amount                             $7,043,750          --     $7,043,750
International Equity Fund--Class I
  Per Share                          $  0.24750          --     $  0.24750
  Amount                             $2,616,654          --     $2,616,654
International Equity Fund--Class N
  Per Share                          $  0.22550          --     $  0.22550
  Amount                             $  129,079          --     $  129,079
Emerging Markets Fund--Class I
  Per Share                          $  0.07545          --     $  0.07545
  Amount                             $   49,775          --     $   49,775
Emerging Markets Fund--Class N
  Per Share                          $  0.04480          --     $  0.04480
  Amount                             $    7,860          --     $    7,860
Europe Fund--Class I
  Per Share                          $  0.03842          --     $  0.03842
  Amount                             $       11          --     $       11
Europe Fund--Class N
  Per Share                          $  0.03842          --     $  0.03842
  Amount                             $  202,250          --     $  202,250

        During the taxable year ended December 31, 2001, the following Funds paid foreign taxes and recognized foreign source income as detailed in the following table:

FUND NAME                                 FOREIGN TAXES  FOREIGN SOURCE INCOME
----------------------------------------  -------------  ---------------------
International Equity Fund                   $276,319          $2,519,145
Emerging Markets Fund                       $  6,884          $  177,306
Europe Fund                                 $ 65,873          $  537,608

SPECIAL MEETING OF SHAREHOLDERS

        The following matters were submitted to a vote of shareholders at the Dresdner RCM Global Funds, Inc. Special Meeting of Stockholders held on December 5, 2001 as adjourned and reconvened on December 19, 2001, January 16, 2002 and January 30, 2002:

1. To approve an Agreement and Plan of Reorganization for adoption by each series of the Dresdner RCM Global Funds, Inc., pursuant to which each such series would reorganize as a newly created series of PIMCO Funds:
     Multi-Manager Series, a Massachusetts business trust.

       Large Cap Growth Fund                For (4,826,586)    Against (13,867)   Abstain (14,756)
       Tax Managed Growth Fund              For (425,909)      Against (7,160)    Abstain (6,450)
       MidCap Fund                          For (134,950,006)  Against (12,641)   Abstain (0)
       Small Cap Fund                       For (10,777,581)   Against (0)        Abstain (0)
       Biotechnology Fund                   For (11,294,435)   Against (495,574)  Abstain (515,248)
       Balanced Fund                        For (3,561,895)    Against (0)        Abstain (0)
       Global Small Cap Fund                For (558,357)      Against (16,859)   Abstain (5,764)
       Global Technology Fund               For (6,780,866)    Against (306,664)  Abstain (272,798)
       Global Health Care Fund              For (5,391,494)    Against (260,779)  Abstain (339,308)
       International Fund                   For (7,398,269)    Against (12,655)   Abstain (103,754)
       Emerging Markets Fund                For (437,325)      Against (6,874)    Abstain (5,568)
       Europe Fund                          For (2,444,902)    Against (213,590)  Abstain (88,721)
       Global Equity Fund                   For (135,747)      Against (0)        Abstain (0)

2. To approve a new Advisory Agreement for each series of the Dresdner RCM Global Funds, Inc. between PIMCO Advisors L.P. and Dresdner RCM Global Funds, Inc.

       Large Cap Growth Fund                For (4,826,308)    Against (13,917)   Abstain (14,984)
       Tax Managed Growth Fund              For (425,909)      Against (7,160)    Abstain (6,450)
       MidCap Fund                          For (134,950,006)  Against (0)        Abstain (0)
       Small Cap Fund                       For (10,777,581)   Against (0)        Abstain (0)
       Biotechnology Fund                   For (11,231,710)   Against (495,574)  Abstain (516,982)
       Balanced Fund                        For (3,561,895)    Against (0)        Abstain (0)
       Global Small Cap Fund                For (559,279)      Against (15,802)   Abstain (5,893)
       Global Technology Fund               For (6,765,852)    Against (321,928)  Abstain (272,548)
       Global Health Care Fund              For (4,979,257)    Against (262,830)  Abstain (237,161)
       International Fund                   For (7,398,269)    Against (12,655)   Abstain (103,754)
       Emerging Markets Fund                For (440,772)      Against (3,427)    Abstain (5,568)
       Europe Fund                          For (2,320,547)    Against (334,526)  Abstain (92,141)
       Global Equity Fund                   For (135,747)      Against (0)        Abstain (0)

3. To approve a new Portfolio Management Agreement for each series of the Dresdner RCM Global Funds, Inc., between PIMCO Advisors L.P. and Dresdner RCM Global Investors LLC.

       Large Cap Growth Fund                For (4,825,622)    Against (14,603)   Abstain (14,984)
       Tax Managed Growth Fund              For (425,909)      Against (7,160)    Abstain (6,450)
       MidCap Fund                          For (134,950,006)  Against (12,641)   Abstain (0)
       Small Cap Fund                       For (10,777,581)   Against (0)        Abstain (0)
       Biotechnology Fund                   For (11,249,027)   Against (537,294)  Abstain (518,935)
       Balanced Fund                        For (3,561,895)    Against (0)        Abstain (0)
       Global Small Cap Fund                For (559,446)      Against (15,635)   Abstain (5,893)
       Global Technology Fund               For (6,761,822)    Against (326,181)  Abstain (272,325)
       Global Health Care Fund              For (4,970,386)    Against (269,358)  Abstain (239,503)
       International Fund                   For (7,399,060)    Against (11,562)   Abstain (104,056)
       Emerging Markets Fund                For (437,325)      Against (3,427)    Abstain (9,015)
       Europe Fund                          For (2,320,549)    Against (327,558)  Abstain (99,107)
       Global Equity Fund                   For (135,747)      Against (0)        Abstain (0)

4. To approve an amendment to the fundamental investment policy relating to lending by the Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund, removing the percentage limit on the value of portfolio securities available for lending.

       MidCap Fund                          For (134,674,948)  Against (12,642)   Abstain (275,057)
       Small Cap Fund                       For (10,200,655)   Against (537,147)  Abstain (39,779)

5. To approve a Contingent Investment Advisory Agreement for each series of the Dresdner RCM Global Funds, Inc., between Dresdner RCM Global Investors LLC and Dresdner RCM Global Funds, Inc.

       Large Cap Growth Fund                For (6,052,751)    Against (13,794)   Abstain (12,485)
       Tax Managed Growth Fund              For (624,953)      Against (7,159)    Abstain (6,450)
       MidCap Fund                          For (135,006,696)  Against (0)        Abstain (0)
       Small Cap Fund                       For (10,240,434)   Against (537,147)  Abstain (0)
       Biotechnology Fund                   For (19,980,637)   Against (332,095)  Abstain (213,034)
       Balanced Fund                        For (3,561,895)    Against (0)        Abstain (0)
       Global Small Cap Fund                For (969,866)      Against (15,702)   Abstain (5,903)
       Global Technology Fund               For (9,718,715)    Against (135,734)  Abstain (164,588)
       Global Health Care Fund              For (9,279,359)    Against (185,758)  Abstain (145,157)
       International Fund                   For (10,420,354)   Against (304,392)  Abstain (103,754)
       Emerging Markets Fund                For (406,791)      Against (3,826)    Abstain (4,054)
       Europe Fund                          For (3,378,373)    Against (206,112)  Abstain (53,139)
       Global Equity Fund                   For (135,747)      Against (0)        Abstain (0)

INVESTMENT MANAGER

Dresdner RCM Global Investors LLC
Four Embarcadero Center
San Francisco, California 94111

TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DISTRIBUTOR

Funds Distributor, Inc. (A subsidiary of BISYS Group, Inc.)
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

(Dresdner RCM Emerging Markets Fund Only)
Brown Brothers Harriman & Company
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

Shareholders may obtain account information by calling 1-800-426-0107 or obtain general fund information by calling 1-888-87-PIMCO or accessing www.pimcofunds.com.

            This report is not authorized for distribution to prospective investors unless preceded or accompanied by a Dresdner RCM Global Funds prospectus, which contains complete information about the Funds, including expenses. Investors should read the prospectus carefully before they invest or send money, as it explains certain risks associated with investing in these Funds, including investments in international and emerging markets. These risks include social, economic and political instability, market illiquidity, and currency volatility. There are also special risks associated with investing in stocks of small companies, which tend to be more volatile and less liquid than stocks of large companies. There are additional risks associated with investing in Funds that lack industry diversification. Portfolio holdings are subject to change and should not be considered as a recommendation to purchase.

            Grassroots-SM- Research is a division of Dresdner RCM Global Investors LLC ("Dresdner RCM"). The information and opinions expressed represent the judgement of Dresdner RCM. Dresdner RCM and its affiliates, officers, employees or clients may effect or have effected transactions for their own account(s) in the securities mentioned here or in any related investments. Accordingly, information may be available to Dresdner RCM that is not reflected at this time. The information and opinions have been compiled or arrived at from sources believed to be reliable and in good faith, but no representation or warranty, express or implied, is made as to their accuracy, completeness or correctness. Dresdner RCM accepts no liability whatsoever for any direct or consequential loss or damage arising from your use of this information. Research data used by Grassroots-SM- to generate Grassroots-SM- Research recommendations, is received from reporters who work as independent contractors for broker-dealers who supply research to Dresdner RCM in connection with broker services.

     DISTRIBUTOR: DRESDNER RCM DISTRIBUTORS, A DIVISION OF FUNDS
     DISTRIBUTOR INC.